UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4279

Securian Funds Trust
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota			55101-2098
(Address of principal executive offices)			(Zip code)

David Dimitri, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

ITEM 1.  REPORT TO STOCKHOLDERS.

Filed herewith.

SECURIAN FUNDS TRUST

Offered in Minnesota Life
Insurance Company and
Securian Life Insurance
Company variable products

Semi-Annual report

June 30, 2019

SFT Core Bond Fund

SFT Dynamic Managed Volatility Fund

SFT Government Money Market Fund

SFT Index 400 Mid-Cap Fund

SFT Index 500 Fund

SFT International Bond Fund

SFT IvySM Growth Fund

SFT IvySM Small Cap Growth Fund

SFT Managed Volatility Equity Fund

SFT Real Estate Securities Fund

SFT T.Rowe Price Value Fund

SFT Wellington Core Equity Fund

SFT Core Bond Fund

Fund Objective

The SFT Core Bond Fund seeks as high a level of long-term total return as is consistent with prudent investment risk. Preservation of capital is a secondary objective. The SFT Core Bond Fund invests in long-term, fixed income, high quality debt instruments. The risks incurred by investing in debt instruments include, but are not limited to, reinvestment of prepaid debt obligations at lower rates of return, and the inability to reinvest at higher interest rates when debt obligations are prepaid more slowly than expected. In addition, the net asset value of the SFT Core Bond Fund may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Fund's performance for the six-month period ended June 30, 2019, for each class of shares offered was as follows:

Class 1	6.67	percent*
Class 2	6.54	percent*

The Fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, returned 6.11 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

SFT Dynamic Managed Volatility Fund

Fund Objective

The SFT Dynamic Managed Volatility Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60 percent S&P 500® Index and 40 percent Barclays U.S. Aggregate Bond Index (collectively, the Blended Benchmark Index).

The SFT Dynamic Managed Volatility Fund invests primarily in Class 1 shares of SFT Index 500 Fund for equity exposure, in a basket of fixed income securities for fixed income exposure and certain derivative instruments. The Fund is subject to risks associated with such investments as described in detail in the prospectus. The net asset value of the Fund will fluctuate and is not guaranteed. It is possible to lose money by investing in the Fund. There is no assurance that efforts to manage Fund volatility will achieve the desired results.

Performance Update

For the six-month period ended June 30, 2019, the Fund had a net return of 13.70% percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor.** The Blended Benchmark Index returned 13.64 percent over the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**Securian Asset Management, Inc. (Securian AM) and the Securian Funds Trust, on behalf of the SFT Dynamic Managed Volatility Fund (the "Fund"), have entered into an Expense Limitation Agreement, dated May 1, 2013, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2020. The Agreement renews annually for a full year each year thereafter unless terminated by Securian AM upon at least 30 days' notice prior to the end of a contract term. The Fund is authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. As of June 30, 2019 Securian AM has waived $2,945,429 pursuant to the agreement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

The Blended Benchmark Index is comprised of 60 percent of the S&P 500® Index and 40 percent of the Bloomberg Barclays U.S. Aggregate Bond Index.

The S&P 500® Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

SFT Government Money Market Fund

Fund Objective

The SFT Government Money Market Fund seeks maximum current income to the extent consistent with liquidity and the preservation of capital. The Fund invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).

Investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Fund.

Performance Update

For the six-month period ended June 30, 2019, the Fund had a net return of 0.85 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor and principal underwriter.** The Fund's benchmark, the Bloomberg Barclays U.S. Treasury Bill 1-3 Month Index, returned 1.25 percent for the same period.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the U.S. Government or any other agency, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. Shares upon redemption may be worth more or less than their original cost.

Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Bloomberg Barclays U.S.Treasury Bill 1-3 Month Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of three months, excluding zero coupons.

**Effective May 1, 2012, the Board of Trustees of Securian Funds Trust approved a Restated Net Investment Income Maintenance Agreement among Securian FundsTrust (on behalf of SFT Government Money Market Fund), Securian Asset Management, Inc. (Securian AM) and Securian Financial Services, Inc. (Securian Financial). A similar agreement was previously approved by the Board of Directors of Advantus Series Fund, Inc., the Trust's predecessor, effective October 29, 2009. Under such Agreement, Securian AM agrees to waive, reimburse or pay SFT Government Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Securian AM and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Securian AM or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Securian AM and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. As of June 30, 2019, Securian AM and Securian Financial have collectively waived $4,631,950 pursuant to the Agreement, including expenses waived under the prior agreement with Advantus Series Fund, Inc., of which $300,636 was eligible for recovery as of such date. If Securian AM and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period.The Agreement is effective through April 30, 2020, and shall continue in effect thereafter, provided such continuance is specifically approved by Securian AM, Securian Financial, and a majority of the Trust's independent Trustees.

Effective November 1, 2017, Securian AM and Securian Funds Trust, on behalf of the SFT Government Money Market Fund, entered into an Expense Limitation Agreement which limits the operating expenses of the Fund, excluding certain expenses, (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds' business), to 0.70% of the Fund's Average daily net assets through April 30, 2020.

The Agreement renews annually for a full year each year thereafter unless terminated by Securian AM upon at least 30 days' notice prior to the end of the contract term.The Fund is authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause any Fund to exceed any limits in effect at the time of such reimbursement.

The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Funds' shareholder reports and in Other Expenses under Fees and Expenses of the Fund in the prospectus.

As of June 30, 2019, Securian AM has waived $251,547 pursuant to the agreement, all of which was eligible for recovery as of such date. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses to the Fund.

SFT Index 400 Mid-Cap Fund

Fund Objective

The SFT Index 400 Mid-Cap Fund seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's MidCap 400® Index (S&P 400). It is designed to provide an economical and convenient means of maintaining a diversified portfolio in this equity security area as part of an over-all investment strategy. The risks incurred by investing in the SFT Index 400 Mid-Cap Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 400, and the risk of declines in the market for mid-cap stocks or in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2019, for each class of shares offered was as follows:

Class 1	17.77	percent*
Class 2	17.63	percent*

The Fund's benchmark, the Standard and Poor's MidCap 400® Index, returned 17.97 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

"Standard & Poor's®", "S&P®", "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of the S&P Global, Inc. and have been licensed for use by the Securian Funds Trust—Index 400 Mid-Cap Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

S&P MidCap 400® Index consists of 400 domestic stocks chosen for market size (median market capitalization of about $4.1 billion), liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value.

SFT Index 500 Fund

Fund Objective

The SFT Index 500 Fund seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's 500® Index (S&P 500). It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. The risks incurred by investing in the SFT Index 500 Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 500, and the risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2019, for each class of shares offered was as follows:

Class 1	18.39	percent*
Class 2	18.24	percent*

The Fund's benchmark, the Standard & Poor's 500® Index, returned 18.54 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

"Standard & Poor's®", "S&P®", "Standard & Poor's 500" and "S&P 500" are trademarks of the S&P Global, Inc. and have been licensed for use by Securian Funds Trust—Index 500 Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The S&P 500® Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT International Bond Fund

Fund Objective

The SFT International Bond Fund seeks to maximize current income consistent with protection of principal. The Fund pursues its objective by investing primarily in debt securities issued by issuers located anywhere in the world. While Securian Asset Management, Inc. (Securian AM) acts as the investment adviser for the Fund, Franklin Advisers, Inc. provides investment advice to the SFT International Bond Fund under a sub-advisory agreement. Investment risks associated with international investing in addition to other risks include currency fluctuations, political and economic instability, and differences in accounting standards when investing in foreign markets.

Performance Update

The Fund's performance for the six-month period ended June 30, 2019, for each class of shares offered was as follows:

Class 1	3.36	percent*
Class 2	3.23	percent*

The Fund's benchmark, the FTSE World Government Bond Index, returned
5.38 percent for the same period.

Country Diversification (shown as a percentage of net assets)

Currency Diversification (shown as a percentage of net assets)

African	1.53%
Ghana Cedi	1.53%
Americas	124.08%
United States Dollar	93.26%
Mexican Peso	14.79%
Brazilian Real	12.21%
Argentine Peso	3.82%
Canadian Dollar	0.00%
Asia Pacific	14.05%
Japanese Yen	20.28%
Indonesian Rupiah	8.45%
Republic of Korea Won	0.45%
Philippine Peso	0.03%
Australian Dollar (AUD)*	-15.16%
Europe	-39.66%
Euro*	-39.66%

*A negative figure reflects net "short" exposure, designed to benefit if the value of the associated currency decreases. Conversely, the Fund's value would potentially decline if the value of the associated currency increases.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The FTSE World Government Bond Index is a market capitalization weighted index consisting of the government bond markets from over twenty countries. Country eligibility is determined based upon market capitalization and investability criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. Government securities typically exclude floating or variable rate bonds, U.S./Canadian savings bonds and private placements. Each bond must have a minimum rating of BBB-/Baa3 by S&P or Moody's.

SFT IvySM Growth Fund

Fund Objective

The SFT IvySM Growth Fund seeks to provide growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks issued by large capitalization companies. While Securian Asset Management, Inc. acts as the investment adviser for the Fund, Ivy Investment Management Company (IICO) provides investment advice to the Fund under a sub-advisory agreement. The risks incurred by investing in the Fund include, but are not limited to, the risk of declines in the market for large cap stocks or in the equity markets generally.

Performance Update

For the six-month period ended June 30, 2019, the Fund had a net return of 23.88 percent*. The Fund's benchmark, the Russell 1000 Growth Index, returned 21.49 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

'Ivy' is the registered service mark of Ivy Funds Distributor, Inc., an affiliate of the Ivy Investment Management Company, the Fund's sub-adviser.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index measures the performance of the 1,000 largest companies in the Russel 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

SFT IvySM Small Cap Growth Fund

Fund Objective

The SFT IvySM Small Cap Growth Fund seeks to provide growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks issued by small capitalization companies. While Securian Asset Management, Inc. acts as the investment adviser for the Fund, Ivy Investment Management Company (IICO) provides investment advice to the Fund under a sub-advisory agreement. The risks incurred by investing in the Fund include, but are not limited to, the risk of declines in the market for small cap stocks or in the equity markets generally.

Performance Update

For the six-month period ended June 30, 2019, the Fund had a net return of 24.24 percent*. The Fund's benchmark, the Russell 2000 Growth Index, returned 20.36 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

'Ivy' is the registered service mark of Ivy Funds Distributor, Inc., an affiliate of the Ivy Investment Management Company, the Fund's sub-adviser.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The index is broad-based, comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on total market capitalization.

SFT Managed Volatility Equity Fund

Fund Objective

The SFT Managed Volatility Equity Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60 percent S&P 500® Low Volatility Index, 20% S&P 500® BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index (collectively, the Blended Benchmark Index).

The SFT Managed Volatility Equity Fund invests at least 80% of its assets in equity securities. Equity securities include those that are equity based, such as ETFs that invest primarily in U.S. and foreign equity securities. The Fund is subject to risks associated with such investments as described in detail in the prospectus. The net asset value of the Fund will fluctuate and is not guaranteed. It is possible to lose money by investing in the Fund. There is no assurance that efforts to manage Fund volatility will achieve the desired results.

Performance Update

For the six-month period ended June 30, 2019, the Fund had a net return of 10.77 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor.** The Blended Benchmark Index, returned 14.94 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**Securian Asset Management, Inc. (Securian AM) and the Securian Funds Trust, on behalf of the SFT Managed Volatility Equity Fund (the "Fund"), have entered into an Expense Limitation Agreement, dated November 18, 2015, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2020. The Agreement renews annually for a full year each year thereafter unless terminated by Securian AM upon at least 30 days' notice prior to the end of a contract term. The Fund is authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. As of June 30, 2019, Securian AM has waived $1,511,954 pursuant to the agreement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund. The Blended Benchmark Index is comprised of 60 percent of the S&P 500® Low Volatility Index, 20% S&P 500® BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index. The S&P 500® Low Volatility Index measures performance of the 100 least volatile stocks in the S&P 500®. The S&P 500® BMI International Developed Low Volatility Index measures the performance of the 200 least volatile stocks in the S&P Developed Market large/midcap universe. Constituents are weighted relative to the inverse of their corresponding volatility, with the least volatile stocks receiving the highest weights. The Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index tracks the market for the on-the-run 3 month Treasury bill issued by the U.S. government.

SFT Real Estate Securities Fund

Fund Objective

The SFT Real Estate Securities Fund seeks above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry. Investment risks associated with investing in the SFT Real Estate Securities Fund, in addition to other risks, include rental income fluctuations, depreciation, property tax value changes, and differences in real estate market value.

Performance Update

The Fund's performance for the six-month period ended June 30, 2019, for each class of shares offered was as follows:

Class 1	15.95	percent*
Class 2	15.81	percent*

The Fund's benchmark, the FTSE NAREIT Equity REITs Index, returned 17.78 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

FTSE NAREIT Equity REITs Index is a broad-based index consisting of real estate investment trusts.

SFT T. Rowe Price Value Fund

Fund Objective

The SFT T. Rowe Price Value Fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. The Fund pursues its objective by taking a value approach to investment selection. Holdings consist primarily of large cap stocks, but may also include stocks of mid-cap and small-cap companies. While Securian Asset Management, Inc. acts as the investment adviser for the Fund, T. Rowe Price Associates, Inc. (T. Rowe Price) provides investment advice to the Fund under a sub-advisory agreement. The Fund's value approach to investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced at a low level.

Performance Update

For the six-month period ended June 30, 2019, the Fund had a net return of 17.53 percent*. The Fund's benchmark, the Russell 1000 Value Index, returned 16.24 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

SFT Wellington Core Equity Fund

Fund Objective

The SFT Wellington Core Equity Fund seeks long-term capital appreciation. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks. Securian Asset Management, Inc. acts as the investment adviser for the Fund, Wellington Management Company LLP (Wellington Management) provides investment advice to the Fund under a sub-advisory agreement. Risks associated with investing in the Fund include, but are not limited to, issuer-specific market volatility and risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2019, for each class of shares offered was as follows:

Class 1	19.86	percent*
Class 2	19.72	percent*

The Fund's benchmark, the Standard & Poor's 500® Index, returned 18.54 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The S&P 500® Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT Core Bond Fund
Investments in Securities

June 30, 2019
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (99.0%)
Government Obligations (32.2%)
Other Government Obligations (1.6%)
Provincial or Local Government Obligations (1.6%)
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	$1,185,000	$1,491,477
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	1,188,000	1,552,407
Ohio State Water Development Authority, 4.817%, 12/01/30	250,000	291,880
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,150,000	1,376,078
4.926%, 10/01/51	2,055,000	2,588,355
Texas A&M University, 4.000%, 05/15/31	325,000	346,518
		7,646,715
U.S. Government Agencies and Obligations (30.6%)
Federal Home Loan Mortgage Corporation (FHLMC) (5.8%)
2.500%, 03/01/28	491,394	496,057
2.500%, 04/01/28	168,646	170,246
3.000%, 08/01/42	527,469	538,188
3.000%, 12/01/42	204,545	208,702
3.000%, 01/01/43	266,451	272,032
3.000%, 02/01/43	644,953	659,656
3.000%, 04/01/43	1,069,947	1,091,651
3.000%, 10/25/46	322,541	323,070
3.081%, 01/25/23 (1-Month USD LIBOR + 0.650%) (b)	89,212	89,267
3.354%, 10/25/29 (1-Month USD LIBOR + 0.950%) (b)	450,000	421,237
3.500%, 10/01/25	210,212	219,062
3.500%, 05/01/32	233,973	242,826
3.500%, 03/01/42	888,423	922,551
3.500%, 08/01/42	677,581	703,913
3.500%, 05/25/45	1,245,668	1,264,509
4.000%, 02/01/20	36,877	38,296
4.000%, 09/01/40	816,486	862,446
4.000%, 11/01/40	1,490,780	1,578,769
4.000%, 02/01/41	338,443	357,307
4.000%, 03/01/41	327,491	348,018
4.500%, 04/01/23	23,477	24,537
4.500%, 09/01/40	201,613	216,682
4.500%, 01/01/41	608,595	654,084
4.500%, 02/01/41	365,563	392,888
4.500%, 03/01/41	683,782	734,892
4.500%, 04/01/41	534,778	576,633
5.000%, 03/01/23	16,720	17,682
5.000%, 05/01/29	30,468	32,220
5.000%, 04/01/35	130,245	137,750
5.000%, 08/01/35	61,254	67,032
5.000%, 11/01/35	123,436	134,946
5.000%, 11/01/39	646,961	712,357
	Principal	Value(a)
5.000%, 04/01/40	$266,986	$290,343
5.000%, 08/01/40	155,395	168,990
5.500%, 06/01/20	8,674	8,690
5.500%, 10/01/20	41,664	41,933
5.500%, 11/01/23	112,859	120,348
5.500%, 05/01/34	669,476	747,055
5.500%, 10/01/34	189,444	209,777
5.500%, 07/01/35	267,688	297,196
5.500%, 10/01/35	260,313	288,998
5.500%, 12/01/38	136,254	150,070
5.854%, 10/25/29 (1-Month USD LIBOR + 3.450%) (b)	4,000,000	4,277,060
6.000%, 09/01/22	27,458	28,576
6.000%, 11/01/33	350,132	398,629
6.250%, 12/15/23	35,667	37,695
6.500%, 09/01/32	41,281	47,743
6.500%, 11/01/32	31,777	36,715
6.500%, 06/01/36	192,987	227,198
6.954%, 10/25/24 (1-Month USD LIBOR + 4.550%) (b)	170,310	183,276
7.000%, 12/01/37	39,750	45,286
7.204%, 05/25/28 (1-Month USD LIBOR + 4.800%) (b)	1,700,000	1,848,494
7.954%, 07/25/28 (1-Month USD LIBOR + 5.550%) (b)	3,000,000	3,398,357
		27,361,935
Federal National Mortgage Association (FNMA) (11.8%)
2.500%, 03/01/27	278,172	280,652
2.500%, 11/01/27	477,745	482,161
2.500%, 03/01/28	308,517	311,265
2.500%, 07/01/28	415,610	419,320
3.000%, 06/01/22	99,412	101,402
3.000%, 09/01/22	64,172	65,456
3.000%, 11/01/27	204,735	209,533
3.000%, 06/01/28	170,695	174,948
3.000%, 07/18/34 (c)	2,400,000	2,447,179
3.000%, 09/01/42	147,351	150,254
3.000%, 01/01/46	489,303	495,919
3.000%, 07/15/49 (c)	6,570,000	6,626,076
3.500%, 11/01/25	236,774	246,629
3.500%, 01/01/26	282,045	293,815
3.500%, 12/01/32	195,369	202,636
3.500%, 11/01/40	577,321	600,268
3.500%, 01/01/41	648,038	671,474
3.500%, 02/01/41	916,465	948,738
3.500%, 04/01/41	356,961	370,381
3.500%, 11/01/41	2,355,028	2,445,768
3.500%, 12/01/41	600,234	623,176
3.500%, 05/01/42	232,804	241,699
3.500%, 01/01/43	567,409	589,052
3.500%, 02/01/43	491,498	514,671
3.500%, 05/01/43	1,850,833	1,929,711
3.500%, 07/15/49 (c)	9,705,000	9,922,225
4.000%, 06/25/23	74,395	74,872
4.000%, 12/01/40	129,288	136,336
4.000%, 04/01/41	1,272,261	1,343,780
4.000%, 09/01/41	536,218	566,844
4.000%, 11/01/41	259,086	273,247
4.000%, 06/01/42	696,815	734,839
4.000%, 09/01/43	427,902	449,090

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
4.000%, 07/15/49 (c)	$1,745,000	$1,803,519
4.500%, 04/01/21	1,376	1,406
4.500%, 04/01/25	41,744	43,814
4.500%, 05/25/34	537,000	618,345
4.500%, 05/01/35	260,622	279,647
4.500%, 07/01/35	482,409	513,237
4.500%, 09/01/37	175,748	188,203
4.500%, 06/01/39	184,357	197,904
4.500%, 04/01/41	1,491,986	1,616,316
4.500%, 07/01/41	1,366,996	1,468,237
4.500%, 07/01/47	452,909	482,321
5.000%, 10/01/20	13,275	13,583
5.000%, 06/25/23	69,857	72,464
5.000%, 07/01/23	51,171	54,085
5.000%, 11/01/33	199,928	217,082
5.000%, 03/01/34	179,337	193,131
5.000%, 05/01/34	45,707	49,588
5.000%, 12/01/34	215,199	234,312
5.000%, 07/01/35	189,811	207,038
5.000%, 08/01/35	61,915	67,611
5.000%, 03/01/38	95,188	103,263
5.000%, 04/01/38	132,253	145,427
5.000%, 06/01/39	114,200	123,980
5.000%, 12/01/39	457,321	504,574
5.000%, 06/01/40	68,747	74,708
5.000%, 04/01/41	402,210	442,011
5.500%, 08/01/23	31,149	33,198
5.500%, 02/01/24	47,618	50,751
5.500%, 04/01/33	591,551	652,737
5.500%, 05/01/33	11,850	13,157
5.500%, 12/01/33	74,354	82,588
5.500%, 01/01/34	143,402	159,281
5.500%, 02/01/34	143,045	157,796
5.500%, 03/01/34	222,700	246,651
5.500%, 04/01/34	148,665	164,806
5.500%, 05/01/34	5,022	5,353
5.500%, 09/01/34	200,920	219,284
5.500%, 10/01/34	58,858	65,377
5.500%, 01/01/35	98,146	108,870
5.500%, 02/01/35	242,629	264,592
5.500%, 04/01/35	248,113	275,092
5.500%, 06/01/35	41,792	44,974
5.500%, 08/01/35	151,351	167,755
5.500%, 10/01/35	333,809	373,918
5.500%, 11/01/35	75,919	84,534
5.500%, 09/01/36	131,229	145,766
5.500%, 12/01/39	88,519	97,481
6.000%, 08/01/23	38,920	40,392
6.000%, 09/01/32	14,798	16,802
6.000%, 10/01/32	449,681	510,799
6.000%, 11/01/32	383,683	435,955
6.000%, 03/01/33	426,684	483,943
6.000%, 04/01/33	24,192	26,481
6.000%, 12/01/33	127,118	144,000
6.000%, 08/01/34	38,986	43,030
6.000%, 09/01/34	24,975	27,979
6.000%, 11/01/34	13,101	14,448
6.000%, 12/01/34	108,194	122,677
6.000%, 11/01/36	12,682	14,360
6.000%, 01/01/37	131,558	148,945
6.000%, 08/01/37	79,192	89,566
6.000%, 12/01/37	6,255	6,847
6.000%, 10/01/38	167,463	192,505
	Principal	Value(a)
6.054%, 09/25/29 (1-Month USD LIBOR + 3.650%) (b)	$250,000	$265,999
6.500%, 11/01/23	29,361	30,846
6.500%, 12/01/31	65,641	76,360
6.500%, 02/01/32	201,093	233,039
6.500%, 04/01/32	146,131	169,323
6.500%, 05/01/32	36,668	40,672
6.500%, 07/01/32	288,685	333,365
6.500%, 08/01/32	111,204	128,338
6.500%, 09/01/32	74,038	85,510
6.500%, 10/01/32	112,258	129,145
6.500%, 09/01/34	10,318	11,497
6.500%, 11/01/34	6,038	6,950
6.500%, 03/01/35	82,407	95,749
6.500%, 02/01/36	14,646	16,245
6.500%, 09/01/37	79,447	90,125
6.500%, 11/01/37	52,532	60,315
6.804%, 01/25/24 (1-Month USD LIBOR + 4.400%) (b)	100,000	109,308
6.854%, 01/25/29 (1-Month USD LIBOR + 4.450%) (b)	2,485,533	2,646,769
7.000%, 07/01/31	57,256	67,050
7.000%, 09/01/31	190,428	218,579
7.000%, 11/01/31	194,826	221,968
7.000%, 02/01/32	95,231	110,195
7.000%, 03/01/32	17,205	20,252
7.000%, 07/01/32	74,967	85,412
7.000%, 10/01/37	15,652	16,433
7.500%, 07/25/22	22,108	22,805
7.500%, 04/01/31	89,052	99,670
7.500%, 05/01/31	20,912	23,436
		55,807,267
Government National Mortgage Association (GNMA) (3.0%)
0.018%, 06/17/45 (b) (d)	367,314	202
0.643%, 07/16/40 (b) (d)	24,335	1
1.000%, 12/20/42	123,176	119,839
3.000%, 03/15/45	1,368,737	1,398,110
3.000%, 04/15/45	2,530,263	2,584,561
3.000%, 05/15/45	122,282	124,906
3.250%, 04/20/33	160,274	165,666
3.250%, 03/20/35	1,094,953	1,131,641
3.250%, 11/20/35	599,423	618,724
3.250%, 01/20/36	1,013,780	1,046,425
3.500%, 11/15/40	77,123	80,137
3.500%, 04/20/46	954,969	986,326
3.750%, 03/20/46	915,504	947,703
4.000%, 07/20/31	359,617	375,825
4.000%, 04/20/39	238,455	249,232
4.000%, 12/20/40	759,258	811,681
4.000%, 01/15/41	48,869	51,915
4.000%, 02/15/41	356,652	381,276
4.000%, 10/15/41	256,790	272,810
4.000%, 12/20/44	134,928	142,280
4.500%, 06/15/40	247,788	268,008
5.000%, 05/15/33	76,033	82,513
5.000%, 12/15/39	93,187	102,528
5.000%, 01/15/40	1,017,445	1,105,360
5.000%, 07/15/40	238,163	251,280
5.500%, 07/15/38	233,546	258,078
5.500%, 10/15/38	349,995	386,762
8.500%, 10/15/22	7,882	7,903
		13,951,692

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
U.S. Treasury (10.0%)
U.S. Treasury Bond
3.000%, 02/15/49	$18,725,000	$20,565,316
5.375%, 02/15/31 (e)	5,115,000	6,869,485
U.S. Treasury Note
1.250%, 02/29/20	1,250,000	1,243,457
1.375%, 04/30/20	1,000,000	994,727
1.375%, 05/31/20	550,000	546,820
2.000%, 05/31/24	3,425,000	3,465,271
2.125%, 05/31/26	3,600,000	3,660,187
2.250%, 03/31/26	2,000,000	2,049,375
2.250%, 02/15/27 (e)	150,000	153,715
2.625%, 12/31/25	1,400,000	1,466,227
2.750%, 08/31/25	3,000,000	3,159,609
2.750%, 02/15/28	200,000	212,656
3.000%, 09/30/25	2,680,000	2,863,203
		47,250,048
Vendee Mortgage Trust (0.0%)
Vendee Mortgage Trust, 7.793%, 02/15/25	29,224	31,738
Total government obligations (cost: $146,675,108)		152,049,395
Asset-Backed Securities (13.3%)
Bank of The West Auto Trust, 3.210%, 04/15/25 (f)	2,293,000	2,299,145
Bear Stearns Asset Backed Securities Trust, 3.379%, 02/25/34 (1-Month USD LIBOR + 0.975%) (b)	361,951	367,160
CarMax Auto Owner Trust
2.160%, 08/16/21	1,300,000	1,297,401
2.950%, 11/15/23	1,950,000	1,965,665
Chase Funding Trust 2.964%, 02/25/33 (1-Month USD LIBOR + 0.560%) (b)	155,233	151,652
3.044%, 08/25/32 (1-Month USD LIBOR + 0.640%) (b)	120,225	118,636
Chesapeake Funding II LLC 3.260%, 11/15/29 (f)	375,000	376,887
3.380%, 08/15/29 (f)	275,000	277,768
3.570%, 04/15/30 (f)	1,200,000	1,225,036
3.710%, 05/15/29 (f)	100,000	101,413
Commonbond Student Loan Trust
2.550%, 05/25/41 (f)	499,059	498,839
5.280%, 05/25/41 (f)	68,439	72,052
Commonbond Student Loan Trust 2018-A-GS 2.904%, 02/25/44 (1-Month USD LIBOR + 0.500%) (b) (f)	1,013,120	999,578
3.210%, 02/25/44 (f)	2,214,614	2,258,409
DT Auto Owner Trust 2015-3, 4.530%, 10/17/22 (f)	284,944	286,100
Earnest Student Loan Program LLC
2.650%, 01/25/41 (f)	232,886	232,537
2.720%, 01/25/41 (f)	428,154	429,632
3.020%, 05/25/34 (f)	570,442	570,839
	Principal	Value(a)
Entergy Gulf States Reconstruction Funding 1 LLC, 5.930%, 06/29/22	$286,870	$295,753
Exeter Automobile Receivables Trust 2015-3, 6.550%, 10/17/22 (f)	2,000,000	2,060,209
Exeter Automobile Receivables Trust 2016-2, 8.250%, 04/17/23 (f)	1,800,000	1,919,585
FAN Engine Securitization Ltd., 3.000%, 10/15/19 (f) (g) (h)	49,507	49,478
FirstEnergy Ohio PIRB Special Purpose Trust, 1.726%, 01/15/22	49,978	49,892
Foursight Capital Automobile Receivables Trust 2.340%, 01/15/21 (f)	13,128	13,119
3.710%, 01/18/22 (f)	1,485,000	1,496,301
5.280%, 08/15/24 (f)	3,850,000	3,983,673
GM Financial Consumer Automobile Receivables Trust, 2.770%, 07/17/23	800,000	806,192
Home Partners of America 2018-1 Trust, 3.294%, 07/17/37 (1-Month USD LIBOR + 0.900%) (b) (f)	2,096,141	2,085,726
Invitation Homes 2018-SFR1 Trust 3.644%, 03/17/37 (1-Month USD LIBOR + 1.250%) (b) (f)	3,500,000	3,481,494
3.844%, 03/17/37 (1-Month USD LIBOR + 1.450%) (b) (f)	1,000,000	994,743
Invitation Homes 2018-SFR3 Trust 3.394%, 07/17/37 (1-Month USD LIBOR + 1.000%) (b) (f)	2,099,598	2,093,687
4.044%, 07/17/37 (1-Month USD LIBOR + 1.650%) (b) (f)	1,500,000	1,497,516
Invitation Homes 2018-SFR4 Trust, 3.794%, 01/17/38 (1-Month USD LIBOR + 1.400%) (b) (f)	4,300,000	4,310,431
Invitation Homes Trust, 3.674%, 06/17/37 (1-Month USD LIBOR + 1.280%) (b) (f)	1,500,000	1,499,997
Morgan Stanley Dean Witter Capital I, Inc., 2.964%, 08/25/32 (1-Month USD LIBOR + 0.560%) (b)	178,343	172,647
Progress Residential 2018-SFR1 Trust, 3.684%, 03/17/35 (f)	500,000	508,474

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Progress Residential 2019-SFR2 Trust, 3.446%, 05/17/36 (f)	$2,500,000	$2,552,584
Progress Residential Trust, 3.565%, 08/17/34 (f)	1,525,000	1,545,575
Saxon Asset Securities Trust, 2.944%, 03/25/35 (1-Month USD LIBOR + 0.540%) (b)	270,238	256,023
Sofi Professional Loan Program 2017-F LLC, 2.840%, 01/25/41 (f)	1,500,000	1,515,970
Sofi Professional Loan Program 2018-A LLC, 2.950%, 02/25/42 (f)	1,200,000	1,219,582
Towd Point Mortgage Trust 3.000%, 06/25/58 (b) (f)	3,972,223	4,032,219
3.750%, 04/25/55 (b) (f)	1,455,000	1,505,629
4.558%, 11/25/57 (b) (f)	3,154,000	3,319,073
Volvo Financial Equipment LLC Series 2018-1, 3.060%, 12/15/25 (f)	1,300,000	1,310,126
Westlake Automobile Receivables Trust 2017-1, 5.050%, 08/15/24 (f)	725,000	738,065
Westlake Automobile Receivables Trust 2017-2, 4.630%, 07/15/24 (f)	850,000	870,085
Westlake Automobile Receivables Trust 2018-1, 2.920%, 05/15/23 (f)	3,000,000	3,008,992
Wheels SPV 2 LLC, 1.870%, 05/20/25 (f)	293,992	293,386
Total asset-backed securities (cost: $62,488,376)		63,014,975
Other Mortgage-Backed Securities (12.8%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (6.2%)
Agate Bay Mortgage Trust, 3.815%, 01/25/45 (b) (f)	247,663	253,131
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29	84,749	58,721
Bellemeade Re 2018-1, Ltd., 4.004%, 04/25/28 (1-Month USD LIBOR + 1.600%) (b) (f) (h)	2,250,000	2,258,126
Bellemeade Re 2018-3, Ltd., 4.254%, 10/25/27 (1-Month USD LIBOR + 1.850%) (b) (f) (h)	3,800,000	3,805,692
Citigroup Mortgage Loan Trust, Inc., 3.000%, 09/25/64 (b) (f)	430,844	436,756
COLT 2018-3 Mortgage Loan Trust, 3.692%, 10/26/48 (b) (f)	1,734,781	1,758,767
COLT 2019-2 Mortgage Loan Trust, 3.337%, 05/25/49 (b) (f)	3,753,403	3,812,952
	Principal	Value(a)
CSMC Trust, 3.500%, 06/25/47 (b) (f)	$2,550,000	$2,541,641
GS Mortgage-Backed Securities Trust, 3.118%, 07/25/44 (b) (f)	2,759,236	2,690,610
JP Morgan Mortgage Trust 3.371%, 10/25/46 (b) (f)	312,125	304,288
3.405%, 06/25/29 (b) (f)	244,067	248,072
3.648%, 05/25/43 (b) (f)	353,332	355,014
4.625%, 11/25/33 (b)	125,811	125,154
Mellon Residential Funding Corp., 6.750%, 06/25/28	5,690	5,809
Prudential Home Mortgage Securities 7.672%, 09/28/24 (b) (f)	521	488
7.900%, 04/28/22 (f)	2,083	2,049
PSMC Trust, 3.500%, 02/25/48 (b) (f)	3,904,918	3,964,617
Radnor RE 2019-1, Ltd., 4.354%, 02/25/29 (1-Month USD LIBOR + 1.950%) (b) (f) (h)	1,138,000	1,145,956
Seasoned Credit Risk Transfer Trust 4.000%, 07/25/56 (b)	2,602,000	2,552,034
4.000%, 08/25/56 (b) (f)	1,200,000	1,204,020
Sequoia Mortgage Trust 3.191%, 11/25/30 (b) (f)	651,208	654,120
3.712%, 07/25/45 (b) (f)	450,089	459,180
3.876%, 01/25/45 (b) (f)	373,771	383,823
Structured Asset Mortgage Investments, Inc.,
0.818%, 05/02/30 (b)	6,219	717
0.818%, 05/02/30 (b)	4,035	463
		29,022,200
Commercial Mortgage-Backed Securities (6.6%)
Banc of America Re-Remic Trust, 4.325%, 08/15/46 (b) (f)	1,350,000	1,503,276
BB-UBS Trust, 4.160%, 11/05/36 (b) (f)	1,000,000	1,028,910
CFCRE Commercial Mortgage Trust, 3.839%, 12/10/54	500,000	536,954
Citigroup Commercial Mortgage Trust 2018-TBR, 3.224%, 12/15/36 (1-Month USD LIBOR + 0.830%) (b) (f)	4,000,000	3,997,453
CSMC Trust, 3.304%, 09/15/37 (f)	400,000	407,726
Hometown Commercial Mortgage, 6.057%, 06/11/39 (f)	28,292	23,971
Irvine Core Office Trust, 2.068%, 05/15/48 (f)	212,726	212,407
JPMCC Commercial Mortgage Securities Trust, 3.723%, 03/15/50	1,000,000	1,069,833

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
JPMorgan Chase Commercial Mortgage Securities Corp., 2.078%, 12/05/27 (b) (d) (f)	$3,246,988	$26,782
Morgan Stanley Bank of America Merrill Lynch Trust, 3.720%, 12/15/49	225,000	240,798
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (f)	700,000	716,928
One Market Plaza Trust, 3.614%, 02/10/32 (f)	2,500,000	2,609,464
UBS Commercial Mortgage Trust 3.580%, 12/15/50	3,500,000	3,709,199
3.724%, 06/15/50	5,500,000	5,741,081
4.061%, 12/15/50 (b)	1,505,000	1,607,938
Vornado DP LLC, 4.004%, 09/13/28 (f)	1,475,000	1,496,678
Wells Fargo Commercial Mortgage Trust 2.814%, 08/15/49	2,705,000	2,701,878
3.184%, 04/15/50	1,544,000	1,598,034
3.637%, 06/15/48	1,905,000	2,019,103
		31,248,413
Total other mortgage-backed securities (cost: $59,635,837)		60,270,613
Corporate Obligations (40.7%)
Communications (2.2%)
Media (0.9%)
NBCUniversal Media LLC, 4.375%, 04/01/21	4,000,000	4,148,063
Telecommunication (1.3%)
AT&T, Inc., 5.250%, 03/01/37	2,300,000	2,581,294
Crown Castle Towers LLC, 3.222%, 05/15/42 (f)	2,375,000	2,401,251
Verizon Communications, Inc., 3.618%, 05/15/25 (3-Month USD LIBOR + 1.100%) (b)	1,500,000	1,519,275
		6,501,820
Consumer Cyclical (2.7%)
Airlines (0.2%)
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	1,103,312	1,149,048
Auto/Truck Parts & Equipment — Original (2.5%)
Ford Motor Credit Co. LLC 2.459%, 03/27/20	1,325,000	1,321,090
5.750%, 02/01/21	2,190,000	2,279,743
5.875%, 08/02/21	1,045,000	1,101,910
General Motors Financial Co., Inc. 3.442%, 04/09/21 (3-Month USD LIBOR + 0.850%) (b)	1,650,000	1,649,247
4.200%, 11/06/21	3,250,000	3,346,481
	Principal	Value(a)
Lear Corp., 5.250%, 01/15/25	$1,915,000	$1,984,058
		11,682,529
Consumer, Non-cyclical (3.0%)
Agricultural Products (0.6%)
Altria Group, Inc., 5.800%, 02/14/39	955,000	1,073,073
5.950%, 02/14/49	1,875,000	2,140,118
		3,213,191
Beverages (0.3%)
Bacardi, Ltd., 5.300%, 05/15/48 (f) (h)	1,325,000	1,394,544
Drugstore Chains (1.0%)
CVS Pass-Through Trust 5.298%, 01/11/27 (f)	1,038,737	1,104,977
5.880%, 01/10/28	359,170	397,177
6.036%, 12/10/28	2,154,815	2,412,833
6.943%, 01/10/30	544,607	640,837
		4,555,824
Health Care Products (0.8%)
Boston Scientific Corp., 4.700%, 03/01/49	3,125,000	3,586,459
Pharmaceuticals (0.3%)
McKesson Corp., 3.650%, 11/30/20	1,275,000	1,300,894
Energy (4.4%)
Oil, Gas & Consumable Fuels (0.6%)
Marathon Petroleum Corp., 5.850%, 12/15/45	2,270,000	2,504,119
Pipelines (3.8%)
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.250%, 01/15/25	2,450,000	2,592,417
Boardwalk Pipelines L.P., 4.800%, 05/03/29	2,375,000	2,478,772
Cheniere Energy Partners L.P., 5.250%, 10/01/25	2,000,000	2,067,500
El Paso Natural Gas Co. LLC, 8.375%, 06/15/32	675,000	906,978
Enterprise Products Operating LLC, 5.298%, 06/01/67 (3-Month USD LIBOR + 2.778%) (b)	2,180,000	2,005,600
EQM Midstream Partners L.P., 6.500%, 07/15/48	975,000	1,024,082
MPLX L.P., 5.500%, 02/15/49	1,700,000	1,930,813
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,547,996
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,850,000	2,505,554
		18,059,712

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Financial (13.2%)
Banks (9.1%)
Bank of America Corp., 3.974%, 02/07/30 (b)	$4,040,000	$4,330,484
Barclays PLC, 4.209%, 01/10/23 (3-Month USD LIBOR + 1.625%) (b) (h)	3,300,000	3,306,963
Citibank NA, 3.123%, 05/20/22 (3-Month USD LIBOR + 0.600%) (b)	3,650,000	3,654,568
Citigroup, Inc., 4.400%, 06/10/25	1,500,000	1,600,868
Citizens Bank NA/ Providence, 3.280%, 03/29/23 (3-Month USD LIBOR + 0.950%) (b)	3,150,000	3,165,315
Compass Bank 3.500%, 06/11/21	850,000	866,250
3.875%, 04/10/25	2,500,000	2,590,009
Discover Bank 3.450%, 07/27/26	1,900,000	1,932,990
4.650%, 09/13/28	2,300,000	2,515,405
8.700%, 11/18/19	322,000	329,138
HSBC Holdings PLC, 3.262%, 03/13/23 (3-Month USD LIBOR + 1.055%) (b) (h)	1,875,000	1,909,844
JPMorgan Chase & Co. 3.540%, 05/01/28 (3-Month USD LIBOR + 1.380%) (b)	1,500,000	1,561,349
5.639%, 10/01/19 (3-Month USD LIBOR + 3.320%) (b)	1,700,000	1,694,560
6.053%, 07/30/19 (3-Month USD LIBOR + 3.470%) (b)	1,076,000	1,075,419
Morgan Stanley 3.125%, 07/27/26	800,000	815,212
5.500%, 07/28/21	740,000	786,223
Regions Financial Corp., 3.800%, 08/14/23	1,675,000	1,752,451
SunTrust Bank, 3.115%, 05/17/22 (3-Month USD LIBOR + 0.590%) (b)	2,850,000	2,854,434
Synovus Financial Corp., 3.125%, 11/01/22	2,580,000	2,591,584
The Goldman Sachs Group, Inc., 3.363%, 10/31/22 (b)	1,050,000	1,050,618
US Bancorp, 5.300%, 04/15/27 (3-Month USD LIBOR + 2.914%) (b)	800,000	830,000
Wells Fargo & Co., 3.000%, 10/23/26	1,100,000	1,111,376
Zions Bancorp NA, 3.500%, 08/27/21	650,000	663,412
		42,988,472
	Principal	Value(a)
Diversified Financial Services (1.0%)
Block Financial LLC, 4.125%, 10/01/20	$2,050,000	$2,084,652
DY7 Leasing LLC, 2.578%, 12/10/25	135,417	137,462
Export Leasing 2009 LLC, 1.859%, 08/28/21	58,783	58,607
Helios Leasing I LLC 1.825%, 05/16/25	79,162	78,450
2.018%, 05/29/24	115,939	115,519
The Charles Schwab Corp., 4.625%, 03/01/22 (3-Month USD LIBOR + 3.315%) (b)	2,200,000	2,209,262
Union 16 Leasing LLC, 1.863%, 01/22/25	126,332	125,521
		4,809,473
Insurance (2.1%)
AXA Equitable Holdings, Inc., 5.000%, 04/20/48	2,270,000	2,342,302
Reinsurance Group of America, Inc., 3.900%, 05/15/29	1,300,000	1,349,456
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (f)	2,500,000	2,706,952
Unum Group 4.000%, 06/15/29	1,050,000	1,077,838
5.750%, 08/15/42	1,975,000	2,281,123
		9,757,671
Real Estate Investment Trust — Health Care (0.5%)
Ventas Realty L.P., 3.100%, 01/15/23	2,500,000	2,543,973
Real Estate Investment Trust — Office Property (0.4%)
SL Green Operating Partnership L.P., 3.505%, 08/16/21 (3-Month USD LIBOR + 0.980%) (b)	2,000,000	2,000,724
Real Estate Investment Trust — Residential (0.1%)
UDR, Inc., 4.000%, 10/01/25	400,000	425,210
Health Care (1.1%)
Health Care Providers & Services (0.7%)
NYU Langone Hospitals, 4.428%, 07/01/42	1,480,000	1,668,174
Sinai Health System, 3.034%, 01/20/36	1,375,000	1,421,958
		3,090,132
Medical Products/Supplies (0.4%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	1,985,000	2,047,161
Industrials (1.2%)
Electrical Equipment (0.3%)
Keysight Technologies, Inc., 3.300%, 10/30/19	1,500,000	1,501,666

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Machinery (0.4%)
Wabtec Corp., 3.710%, 09/15/21 (3-Month USD LIBOR + 1.300%) (b)	$1,925,000	$1,919,489
Transportation (0.5%)
AP Moller – Maersk AS, 4.500%, 06/20/29 (f) (h)	2,075,000	2,104,857
Technology (1.2%)
Computers (1.2%)
Dell International LLC / EMC Corp., 5.300%, 10/01/29 (f)	1,475,000	1,554,355
5.450%, 06/15/23 (f)	1,790,000	1,929,247
International Business Machines Corp., 2.800%, 05/13/21	2,280,000	2,307,452
		5,791,054
Transportation (4.3%)
Airlines (4.3%)
Air Canada 2015-1 Class C Pass Through Trust, 5.000%, 03/15/20 (f) (h)	2,600,000	2,625,740
Air Canada 2017-1 Class A Pass Through Trust, 3.550%, 07/15/31 (f) (h)	2,119,320	2,128,700
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	509,366	535,313
American Airlines 2013-1 Class B Pass Through Trust, 5.625%, 07/15/22 (f)	1,236,314	1,266,851
American Airlines 2013-2 Class B Pass Through Trust, 5.600%, 01/15/22 (f)	976,880	994,367
American Airlines 2015-1 Class B Pass Through Trust, 3.700%, 11/01/24	1,374,387	1,381,533
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/25	1,115,148	1,175,588
British Airways 2013-1 Class B Pass Through Trust, 5.625%, 12/20/21 (f)	153,314	155,874
Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 05/10/21	1,135,531	1,151,882
Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/21	587,825	599,464
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 11/07/21	314,403	319,685
Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	1,411,196	1,494,993
Hawaiian Airlines 2013-1 Class B Pass Through Certificates, 4.950%, 07/15/23	1,979,723	2,020,110
	Principal	Value(a)
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	$444,248	$457,620
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	1,849,476	1,903,296
US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	1,249,343	1,325,558
Virgin Australia 2013-1A Pass Through Trust, 5.000%, 04/23/25 (f) (h)	452,975	466,292
Virgin Australia 2013-1B Pass Through Trust, 6.000%, 04/23/22 (f) (h)	222,461	225,976
		20,228,842
Utilities (7.4%)
Electric Companies (0.4%)
Indianapolis Power & Light Co., 4.700%, 09/01/45 (f)	1,900,000	2,142,483
Electric Utilities (6.2%)
Cleco Corporate Holdings LLC, 3.743%, 05/01/26 (i)	1,125,000	1,136,000
Entergy Mississippi LLC, 3.250%, 12/01/27	1,100,000	1,114,511
Entergy Texas, Inc., 3.450%, 12/01/27	1,885,000	1,914,311
Eversource Energy, 3.800%, 12/01/23	2,400,000	2,532,345
FirstEnergy Transmission LLC, 5.450%, 07/15/44 (f)	2,000,000	2,376,252
IPALCO Enterprises, Inc. 3.450%, 07/15/20	1,400,000	1,408,454
3.700%, 09/01/24	1,175,000	1,216,309
Metropolitan Edison Co., 4.300%, 01/15/29 (f)	1,500,000	1,635,258
MidAmerican Energy Co., 4.250%, 07/15/49	1,750,000	1,992,214
Mississippi Power Co., 2.961%, 03/27/20 (3-Month USD LIBOR + 0.650%) (b)	700,000	700,172
Pennsylvania Electric Co., 3.600%, 06/01/29 (f)	975,000	1,007,164
PPL Capital Funding, Inc., 4.995%, 03/30/67 (3-Month USD LIBOR + 2.665%) (b)	4,500,000	4,107,334
Public Service Enterprise Group, Inc., 2.875%, 06/15/24	2,400,000	2,430,921
Southern Power Co., 4.950%, 12/15/46	2,450,000	2,628,189
Vistra Operations Co. LLC 3.550%, 07/15/24 (f)	1,175,000	1,181,912
4.300%, 07/15/29 (f)	1,650,000	1,672,704
		29,054,050

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Gas Utilities (0.8%)
Southern Co. Gas Capital Corp. 3.875%, 11/15/25	$2,605,000	$2,739,203
4.400%, 05/30/47	775,000	819,782
		3,558,985
Total corporate obligations (cost: $186,103,508)		192,060,445
Total long-term debt securities (cost: $454,902,829)		467,395,428
	Shares	Value(a)
Short-Term Securities (4.9%)
Investment Companies (4.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.310% (j)	23,109,686	$23,109,686
Total short-term securities (cost: $23,109,686)		23,109,686
Total investments in securities (cost: $478,012,515) (k)		490,505,114
Liabilities in excess of cash and other assets (-3.9%)		(18,476,867)
Total net assets (100.0%)		$472,028,247

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Variable rate security.

(c)  Security is issued on a when-issued or forward commitment basis. As of June 30, 2019 the total cost of investments issued on a when-issued or forward commitment basis was $20,760,384.

(d)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2019, securities with an aggregate market value of $773,980 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
10 Year U.S. Ultra	September 2019	163	Short	$(22,030,042)	$(22,514,375)	$(484,333)
5 Year U.S. Treasury Note	September 2019	174	Long	20,308,124	20,559,188	251,064
U.S. Long Bond	September 2019	270	Long	40,882,491	42,010,313	1,127,822
U.S. Ultra Bond	September 2019	65	Short	(11,182,876)	(11,541,563)	(358,687)
					$28,513,563	$535,866

(f)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)  These securities are being fair-valued according to procedures approved by the Board of Trustees.

(h)  Foreign security: The Fund held 4.5% of net assets in foreign securities at June 30, 2019.

(i)  Step rate security.

(j)  All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of June 30, 2019.

(k)  At June 30, 2019 the cost of investments for federal income tax purposes was $478,716,633. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$14,494,990
Gross unrealized depreciation	(2,170,643)
Net unrealized appreciation	$12,324,347

See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund
Investments in Securities

June 30, 2019
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (36.4%)
Government Obligations (3.4%)
U.S. Government Agencies and Obligations (3.4%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.2%)
3.000%, 09/01/43	$132,801	$135,172
3.500%, 10/01/44	223,315	231,350
3.500%, 11/01/44	219,425	227,072
3.500%, 12/01/44	230,238	238,132
		831,726
Federal National Mortgage Association (FNMA) (0.1%)
3.000%, 04/01/43	209,346	212,953
3.000%, 05/01/43	85,664	87,136
3.000%, 06/01/43	266,621	271,214
3.500%, 08/01/42	111,983	116,260
3.500%, 02/01/43	122,874	128,668
		816,231
U.S. Treasury (3.1%)
U.S. Treasury Note, 2.625%, 12/15/21	15,000,000	15,328,711
Total government obligations (cost: $16,557,110)		16,976,668
Other Mortgage-Backed Securities (0.6%)
Commercial Mortgage-Backed Securities (0.6%)
Commercial Mortgage Pass Through Certificates, 3.584%, 05/15/62	1,500,000	1,601,552
CSMC Mortgage Trust, 4.276%, 11/15/37 (b) (c)	1,000,000	1,069,721
Total other mortgage-backed securities (cost: $2,551,950)		2,671,273
Corporate Obligations (32.4%)
Basic Materials (0.2%)
Chemicals (0.2%)
Nutrien, Ltd., 3.000%, 04/01/25 (d)	1,000,000	1,006,271
Mining (0.0%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (d)	122,000	124,166
Communications (2.1%)
Cable/Satellite TV (0.4%)
Comcast Corp.
4.200%, 08/15/34 (e)	500,000	554,348
4.650%, 07/15/42 (e)	250,000	287,588
6.400%, 05/15/38	1,000,000	1,351,685
		2,193,621
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
4.350%, 06/15/45	250,000	249,919
4.500%, 05/15/35	1,000,000	1,046,807
4.850%, 07/15/45	1,000,000	1,068,721
	Principal	Value(a)
Verizon Communications, Inc., 5.250%, 03/16/37	$1,000,000	$1,196,131
		3,561,578
Internet & Catalog Retail (0.2%)
Amazon.com, Inc., 3.875%, 08/22/37	1,000,000	1,102,621
Media (0.2%)
CBS Corp.
3.500%, 01/15/25	750,000	768,118
4.000%, 01/15/26	250,000	261,597
		1,029,715
Telecommunication (0.3%)
Crown Castle Towers LLC, 3.663%, 05/15/45 (b)	1,000,000	1,038,347
Vodafone Group PLC, 4.125%, 05/30/25 (d)	500,000	531,616
		1,569,963
Telephone — Integrated (0.2%)
AT&T, Inc., 4.100%, 02/15/28	803,000	849,627
Wireless Telecommunication Services (0.1%)
Rogers Communications, Inc., 4.100%, 10/01/23 (d)	250,000	265,897
Consumer Cyclical (0.9%)
Auto/Truck Parts & Equipment — Original (0.1%)
Harley-Davidson Financial Services, Inc., 3.550%, 05/21/21 (b)	575,000	583,788
Food & Staples Retailing (0.2%)
The Kroger Co., 4.450%, 02/01/47	1,000,000	971,264
Home Furnishings (0.2%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	1,062,307
Retail (0.4%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	1,021,761
Target Corp., 3.500%, 07/01/24 (e)	750,000	797,431
		1,819,192
Consumer Staples (1.1%)
Beverages (0.1%)
The Coca-Cola Co., 3.200%, 11/01/23 (e)	500,000	523,111
Consumer Products — Miscellaneous (0.2%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (b)	750,000	767,010

See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund
Investments in Securities – continued

	Principal	Value(a)
Food Products (0.4%)
Archer-Daniels-Midland Co., 3.750%, 09/15/47	$1,000,000	$1,033,851
General Mills, Inc., 4.150%, 02/15/43	1,000,000	991,758
		2,025,609
Household Products (0.2%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	1,066,943
Personal Care (0.2%)
The Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	1,117,798
Consumer, Non-cyclical (1.5%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38	1,000,000	1,055,613
Commercial Service — Finance (0.1%)
Moody's Corp., 4.875%, 02/15/24	250,000	274,038
Diagnostic Equipment (0.5%)
Abbott Laboratories
3.875%, 09/15/25	750,000	808,347
4.750%, 11/30/36	1,000,000	1,181,467
4.750%, 04/15/43	250,000	292,151
		2,281,965
Drugstore Chains (0.0%)
CVS Pass-Through Trust, 6.943%, 01/10/30	166,039	195,377
Food (0.4%)
Mars, Inc., 3.950%, 04/01/49 (b)	1,000,000	1,075,943
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	1,117,917
		2,193,860
Pharmaceuticals (0.3%)
Novartis Capital Corp., 3.400%, 05/06/24 (e)	500,000	525,790
Takeda Pharmaceutical Co., Ltd., 5.000%, 11/26/28 (b) (d)	1,000,000	1,133,338
		1,659,128
Energy (3.9%)
Oil & Gas (0.8%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	1,006,800
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	1,106,989
Cimarex Energy Co., 3.900%, 05/15/27	1,000,000	1,027,639
	Principal	Value(a)
Valero Energy Corp., 4.350%, 06/01/28	$1,000,000	$1,066,622
		4,208,050
Oil, Gas & Consumable Fuels (1.1%)
Apache Corp., 3.250%, 04/15/22	74,000	75,098
Chevron Corp., 3.191%, 06/24/23 (e)	250,000	259,469
EOG Resources, Inc., 2.625%, 03/15/23	250,000	252,932
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	776,347
Noble Energy, Inc., 3.900%, 11/15/24	1,000,000	1,043,336
Phillips 66, 4.650%, 11/15/34	1,000,000	1,113,056
Total Capital International SA, 3.750%, 04/10/24 (d)	750,000	799,682
Valero Energy Corp., 3.650%, 03/15/25	1,000,000	1,037,462
		5,357,382
Pipelines (2.0%)
Andeavor Logistics LP/ Tesoro Logistics Finance Corp., 5.250%, 01/15/25	500,000	529,065
Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,000,000	1,076,208
Energy Transfer Operating L.P., 4.900%, 03/15/35	1,000,000	1,006,062
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	281,031
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (b)	1,000,000	1,070,191
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	847,819
Magellan Midstream Partners L.P., 4.200%, 10/03/47	1,000,000	1,011,484
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	258,300
Southern Natural Gas Co. LLC, 4.800%, 03/15/47 (b)	1,500,000	1,570,815
Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,000,000	1,048,784
The Williams Cos., Inc.
3.750%, 06/15/27	500,000	516,232
4.300%, 03/04/24	500,000	530,389
		9,746,380

See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund
Investments in Securities – continued

	Principal	Value(a)
Financial (10.6%)
Banks (4.5%)
Associated Banc-Corp., 4.250%, 01/15/25	$750,000	$785,494
Bank of America Corp.
3.950%, 04/21/25	1,000,000	1,048,572
4.183%, 11/25/27	1,000,000	1,059,382
4.244%, 04/24/38 (3-Month USD LIBOR + 1.814%) (c)	1,000,000	1,088,843
5.700%, 01/24/22	250,000	271,282
Barclays Bank PLC, 2.650%, 01/11/21 (d)	1,000,000	1,002,797
Capital One Financial Corp.
4.250%, 04/30/25	1,500,000	1,607,436
4.750%, 07/15/21	250,000	261,336
Citigroup, Inc.
3.300%, 04/27/25	750,000	775,946
3.980%, 03/20/30 (3-Month USD LIBOR + 1.338%) (c)	1,000,000	1,068,077
Credit Suisse Group Funding Guernsey, Ltd., 2.750%, 03/26/20 (d)	600,000	600,938
Discover Bank
3.100%, 06/04/20	1,000,000	1,004,830
4.250%, 03/13/26	500,000	529,829
Fifth Third Bank, 3.950%, 07/28/25	1,000,000	1,078,501
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	256,911
JPMorgan Chase & Co.
3.125%, 01/23/25	1,000,000	1,028,323
4.500%, 01/24/22	250,000	263,433
KeyBank NA, 3.180%, 10/15/27	1,000,000	1,018,451
PNC Bank NA
2.450%, 07/28/22	1,000,000	1,010,328
3.800%, 07/25/23	250,000	262,438
4.050%, 07/26/28	1,000,000	1,089,042
Regions Financial Corp., 3.800%, 08/14/23	2,000,000	2,092,479
Sterling Bancorp, 3.500%, 06/08/20	1,000,000	1,001,989
SunTrust Bank, 2.750%, 05/01/23	250,000	251,870
Synchrony Bank, 3.000%, 06/15/22	1,000,000	1,007,443
The Goldman Sachs Group, Inc., 3.850%, 01/26/27	1,000,000	1,045,196
		22,511,166
Capital Markets (0.4%)
E*TRADE Financial Corp., 2.950%, 08/24/22	1,000,000	1,009,884
The Bank of New York Mellon Corp., 3.442%, 02/07/28 (3-Month USD LIBOR + 1.069%) (c)	1,000,000	1,041,261
		2,051,145
	Principal	Value(a)
Diversified Financial Services (1.3%)
American Express Credit Corp., 3.300%, 05/03/27	$1,000,000	$1,049,390
CME Group, Inc., 3.000%, 03/15/25	1,000,000	1,035,460
Discover Financial Services, 3.750%, 03/04/25	1,000,000	1,034,027
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	1,034,051
Pine Street Trust I, 4.572%, 02/15/29 (b)	1,500,000	1,571,132
TD Ameritrade Holding Corp., 2.950%, 04/01/22	700,000	712,657
		6,436,717
Insurance (1.8%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	1,014,761
Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	500,000	544,895
First American Financial Corp., 4.600%, 11/15/24	750,000	801,638
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (b)	750,000	792,867
Manulife Financial Corp., 4.150%, 03/04/26 (d)	750,000	808,642
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	1,084,317
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (b)	250,000	260,706
Old Republic International Corp., 4.875%, 10/01/24	750,000	812,836
Pacific Life Insurance Co., 4.300%, 10/24/67 (3-Month USD LIBOR + 2.796%) (b) (c)	1,000,000	979,300
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	787,147
The Hanover Insurance Group, Inc., 4.500%, 04/15/26	1,000,000	1,058,349
		8,945,458
Property / Casualty Insurance (0.2%)
Arch Capital Finance LLC, 4.011%, 12/15/26	1,000,000	1,072,951
Real Estate Investment Trust — Diversified (0.2%)
Retail Properties of America, Inc., 4.000%, 03/15/25	1,000,000	984,944

See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund
Investments in Securities – continued

	Principal	Value(a)
Real Estate Investment Trust — Health Care (0.9%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	$1,000,000	$1,032,736
Healthcare Trust of America Holdings L.P., 3.750%, 07/01/27	1,000,000	1,030,667
Physicians Realty L.P., 4.300%, 03/15/27	1,000,000	1,032,414
Welltower, Inc., 4.125%, 03/15/29	1,500,000	1,590,925
		4,686,742
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	550,374
Real Estate Investment Trust — Residential (0.2%)
UDR, Inc., 4.000%, 10/01/25	750,000	797,270
Real Estate Investment Trust — Shopping Centers (0.1%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	260,090
Real Estate Investment Trust — Single Tenant (0.2%)
Office Properties Income Trust, 4.500%, 02/01/25	750,000	751,130
Tanger Properties L.P., 3.875%, 12/01/23	500,000	510,860
		1,261,990
Real Estate Investment Trust — Storage (0.1%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	528,808
Specialized REITs (0.6%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	1,017,253
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	1,032,895
Goodman US Finance Four LLC, 4.500%, 10/15/37 (b)	500,000	517,513
HCP, Inc., 4.250%, 11/15/23	250,000	265,523
		2,833,184
Health Care (2.2%)
Biotechnology (0.2%)
Celgene Corp., 3.875%, 08/15/25	1,000,000	1,071,474
Health Care Providers & Services (0.7%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	904,133
Anthem, Inc., 4.375%, 12/01/47	1,000,000	1,067,788
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	261,599
	Principal	Value(a)
UnitedHealth Group, Inc.
2.750%, 02/15/23 (e)	$250,000	$253,317
3.750%, 07/15/25 (e)	1,000,000	1,068,050
		3,554,887
Pharmaceuticals (1.3%)
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	1,033,177
Allergan Funding SCS, 3.800%, 03/15/25 (d)	670,000	695,308
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	517,388
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	1,038,033
Eli Lilly & Co., 3.950%, 05/15/47	1,000,000	1,079,571
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,307,836
Mylan, Inc., 4.200%, 11/29/23	500,000	502,296
		6,173,609
Industrials (4.4%)
Aerospace & Defense (1.1%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	1,065,512
Harris Corp., 3.832%, 04/27/25	1,000,000	1,051,864
Rockwell Collins, Inc., 3.700%, 12/15/23	500,000	523,622
United Technologies Corp.
4.050%, 05/04/47	1,000,000	1,067,224
4.125%, 11/16/28	1,500,000	1,647,902
		5,356,124
Air Freight & Logistics (0.2%)
FedEx Corp., 4.400%, 01/15/47	1,000,000	995,973
Building Products (0.2%)
CRH America Finance, Inc., 4.400%, 05/09/47 (b)	1,000,000	952,626
Containers & Packaging (0.2%)
Amcor Finance USA, Inc., 4.500%, 05/15/28 (b)	1,000,000	998,267
Electrical Equipment (0.2%)
Flex. Ltd., 4.750%, 06/15/25 (d)	1,000,000	1,036,712
Electronic Parts Distributions (0.3%)
Avnet, Inc., 3.750%, 12/01/21	1,500,000	1,528,117
Environmental Control (0.4%)
Republic Services, Inc., 3.950%, 05/15/28	1,000,000	1,078,751
Waste Management, Inc., 3.900%, 03/01/35	1,000,000	1,068,768
		2,147,519

See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund
Investments in Securities – continued

	Principal	Value(a)
Industrial Conglomerates (0.2%)
3M Co., 3.625%, 10/15/47	$1,000,000	$1,005,592
Machinery (0.3%)
Caterpillar Financial Services Corp.
2.850%, 05/17/24	1,000,000	1,019,637
3.750%, 11/24/23 (e)	750,000	797,890
		1,817,527
Miscellaneous Manufacturing (0.5%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	1,018,664
Textron, Inc. 3.875%, 03/01/25	750,000	784,934
4.300%, 03/01/24	500,000	530,314
		2,333,912
Road & Rail (0.1%)
Kansas City Southern, 4.300%, 05/15/43	250,000	258,858
Transportation (0.3%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	373,751
Penske Truck Leasing Co. L.P. / PTL Finance Corp., 3.900%, 02/01/24 (b)	1,000,000	1,046,016
		1,419,767
Trucking & Leasing (0.4%)
GATX Corp. 3.250%, 03/30/25	1,000,000	1,002,537
4.550%, 11/07/28	1,000,000	1,072,905
		2,075,442
Information Technology (1.3%)
Communications Equipment (0.3%)
Juniper Networks, Inc., 4.500%, 03/15/24	500,000	534,314
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	1,116,634
		1,650,948
Computers (0.2%)
Apple, Inc., 4.375%, 05/13/45 (e)	1,000,000	1,139,738
Interactive Media & Services (0.2%)
eBay, Inc., 3.450%, 08/01/24	750,000	772,070
IT Services (0.2%)
Total System Services, Inc., 4.800%, 04/01/26	750,000	822,570
Software (0.4%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	1,058,437
Oracle Corp., 3.800%, 11/15/37	1,000,000	1,061,066
		2,119,503
	Principal	Value(a)
Materials (0.8%)
Chemicals (0.6%)
The Dow Chemical Co., 3.500%, 10/01/24	$750,000	$779,488
The Mosaic Co., 5.450%, 11/15/33	200,000	226,488
The Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	1,048,866
Yara International ASA, 4.750%, 06/01/28 (b) (d)	1,000,000	1,078,015
		3,132,857
Construction Materials (0.2%)
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	963,465
Transportation (0.6%)
Airlines (0.4%)
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/29	857,926	889,927
British Airways 2013-1 Class A Pass Through Trust, 4.625%, 12/20/25 (b)	750,015	794,191
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/27	194,392	206,675
		1,890,793
Transport — Rail (0.2%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	527,618
Union Pacific Corp., 3.750%, 03/15/24	500,000	528,102
		1,055,720
Utilities (2.8%)
Electric Utilities (1.3%)
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	1,032,576
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	1,086,758
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	998,024
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	255,892
Northern States Power Co., 3.750%, 12/01/47	1,000,000	1,006,454
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	793,898
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	1,055,079
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	256,234
		6,484,915
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	263,870
See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund
Investments in Securities – continued

	Principal	Value(a)
Gas Utilities (0.8%)
National Fuel Gas Co., 4.750%, 09/01/28	$1,000,000	$1,051,734
ONEOK, Inc.
4.000%, 07/13/27	500,000	519,663
4.350%, 03/15/29	1,500,000	1,603,141
Washington Gas Light Co., 3.796%, 09/15/46	1,000,000	996,731
		4,171,269
Multi-Utilities (0.3%)
Dominion Energy Gas Holdings LLC, 3.550%, 11/01/23	250,000	257,469
National Fuel Gas Co., 5.200%, 07/15/25	1,000,000	1,080,925
		1,338,394
Water Utilities (0.3%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	1,013,253
Aquarion Co., 4.000%, 08/15/24 (b)	500,000	523,059
		1,536,312
Total corporate obligations (cost: $154,108,792)		161,601,943
Total long-term debt securities (cost: $173,217,852)		181,249,884
	Shares/ Principal	Value(a)
Mutual Funds (38.6%)
Investment Companies (38.6%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	$44,500	$5,534,465
SFT Index 500 Fund (f)	14,224,618	170,828,174
SPDR S&P 500 ETF Trust (e)	36,170	10,597,810
Vanguard S&P 500 ETF	20,175	5,430,101
Total mutual funds (cost: $123,653,386)		192,390,550
Short-Term Securities (21.8%)
Investment Companies (21.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.310%	106,040,645	106,040,645
U.S. Government Obligations (0.5%)
U.S. Treasury Note, current rate 2.000%	2,500,000	2,499,219
Total short-term securities (cost: $108,533,176)		108,539,864
Total investments excluding purchase options (96.8%) (cost: $405,404,414)		482,180,298
Total purchased options outstanding (1.6%) (cost: $6,614,588)		8,298,000
Total investments in securities (cost: $412,019,002) (g)		490,478,298
Cash and other assets in excess of liabilities (1.6%)		7,937,602
Total net assets (100.0%)		$498,415,900

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(c)  Variable rate security.

(d)  Foreign security: The Fund held 1.8% of net assets in foreign securities at June 30, 2019.

(e)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2019, securities with an aggregate market value of $15,758,532 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
10 Year U.S. Treasury Note	September 2019	192	Short	$(24,422,516)	$(24,570,000)	$(147,484)
S&P Mid 500® E-Mini Index Future	September 2019	549	Long	79,193,288	80,818,290	1,625,002
					$56,248,290	$1,477,518

(f)  Affiliated security as described in Note 8 of the Financial Statements.

See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund
Investments in Securities – continued

(g)  At June 30, 2019 the cost of investments for federal income tax purposes was $415,110,540. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$77,027,366
Gross unrealized depreciation	(277,090)
Net unrealized appreciation	$76,750,276

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$2,775	July 2019	500	$50,000	$8,298,000

Call Options Written:

The Fund had the following call options written open at June 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$3,020	July 2019	500	$(50,000)	$(95,000)

See accompanying notes to financial statements.

SFT Government Money Market Fund
Investments in Securities

June 30, 2019
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Short-Term Investments (100.1%)
U.S. Government Obligations (93.1%)
Discount Notes (43.2%)
Federal Home Loan Bank
2.384%, 07/19/19 (b)	$6,000,000	$5,992,971
2.392%, 08/28/19 (b)	4,000,000	3,984,888
2.431%, 07/02/19 (b)	4,195,000	4,194,722
2.433%, 07/10/19 (b)	3,482,000	3,479,924
2.452%, 07/19/19 (b)	5,000,000	4,993,987
2.454%, 07/03/19 (b)	5,000,000	4,999,331
		27,645,823
U.S. Treasury (49.9%)
U.S. Treasury Bill
2.464%, 08/15/19	10,000,000	9,970,019
2.508%, 09/12/19	3,000,000	2,985,132
U.S. Treasury Note
1.000%, 08/31/19	6,000,000	5,985,703
1.625%, 08/31/19	4,500,000	4,493,942
2.144%, 10/31/19 (3-Month U.S. Treasury Money Market Yield + 0.048%) (c)	8,500,000	8,502,426
		31,937,222
Total U.S. government obligations		59,583,045
	Shares	Value(a)
Investment Companies (7.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.310%	4,491,132	$4,491,132
		4,491,132
Total short-term investments (cost: $64,074,177)		64,074,177
Total investments in securities (cost: $64,074,177) (d)		64,074,177
Liabilities in excess of cash and other assets (-0.1%)		(78,642)
Total net assets (100.0%)		$63,995,535

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Rate represents annualized yield at date of purchase.

(c)  Variable rate security.

(d)  Also represents the cost of securities for federal income tax purposes at June 30, 2019.

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities

June 30, 2019
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (95.8%)
Communication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	11,285	$343,064
Consumer Discretionary (13.9%)
Auto Components (1.0%)
Adient PLC (b)	10,447	253,549
Dana, Inc.	17,284	344,643
Delphi Technologies PLC (b)	10,520	210,400
Gentex Corp.	30,696	755,428
The Goodyear Tire & Rubber Co.	27,920	427,176
Visteon Corp. (c)	3,395	198,879
		2,190,075
Automobiles (0.2%)
Thor Industries, Inc.	6,219	363,501
Distributors (0.4%)
Pool Corp.	4,783	913,553
Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc. (c)	6,769	304,943
Graham Holdings Co. – Class B	558	385,037
Service Corp. International/US	21,887	1,023,874
Sotheby's (c)	3,974	231,008
Weight Watchers International, Inc. (c)	4,617	88,185
		2,033,047
Hotels, Restaurants & Leisure (4.1%)
Boyd Gaming Corp.	9,499	255,903
Brinker International, Inc.	4,438	174,635
Caesars Entertainment Corp. (c)	70,292	830,852
Churchill Downs, Inc.	4,214	484,905
Cracker Barrel Old Country Store, Inc.	2,855	487,434
Domino's Pizza, Inc.	4,979	1,385,556
Dunkin' Brands Group, Inc.	9,926	790,705
Eldorado Resorts, Inc. (c)	7,733	356,259
International Speedway Corp. – Class A	2,865	128,610
Jack in the Box, Inc.	3,044	247,751
Marriott Vacations Worldwide Corp.	4,676	450,766
Papa John's International, Inc.	2,649	118,463
Penn National Gaming, Inc. (c)	12,802	246,567
Scientific Games Corp. – Class A (c)	6,696	132,715
Six Flags Entertainment Corp.	8,601	427,298
Texas Roadhouse, Inc.	7,926	425,388
The Cheesecake Factory, Inc.	4,958	216,764
The Wendy's Co.	21,889	428,587
	Shares	Value(a)
Wyndham Destinations, Inc.	11,230	$492,997
Wyndham Hotels & Resorts, Inc.	11,638	648,702
		8,730,857
Household Durables (1.6%)
Helen of Troy, Ltd. (b) (c)	3,018	394,120
KB Home	10,060	258,844
NVR, Inc. (c)	432	1,455,948
Tempur Sealy International, Inc. (c)	5,456	400,307
Toll Brothers, Inc.	15,850	580,427
TRI Pointe Group, Inc. (c)	17,079	204,436
Tupperware Brands Corp.	5,853	111,382
		3,405,464
Leisure Equipment & Products (0.7%)
Brunswick Corp.	10,458	479,918
Mattel, Inc. (c)	41,486	465,058
Polaris Industries, Inc.	6,912	630,582
		1,575,558
Media (2.1%)
AMC Networks, Inc. – Class A (c)	5,443	296,589
Cable One, Inc.	628	735,382
Cinemark Holdings, Inc.	12,798	462,008
John Wiley & Sons, Inc. – Class A	5,377	246,589
Live Nation Entertainment, Inc. (c)	16,775	1,111,344
Meredith Corp.	4,753	261,700
TEGNA, Inc.	25,984	393,657
The New York Times Co. – Class A	17,063	556,595
World Wrestling Entertainment, Inc. – Class A	5,200	375,492
		4,439,356
Multiline Retail (0.3%)
Dillard's, Inc. – Class A	2,040	127,051
Ollie's Bargain Outlet Holdings, Inc. (c)	6,252	544,612
		671,663
Specialty Retail (1.8%)
Aaron's, Inc.	8,128	499,140
American Eagle Outfitters, Inc.	19,650	332,085
AutoNation, Inc. (c)	6,842	286,953
Bed Bath & Beyond, Inc.	15,864	184,340
Dick's Sporting Goods, Inc.	8,111	280,884
Five Below, Inc. (c)	6,729	807,614
Murphy USA, Inc. (c)	3,564	299,483
Sally Beauty Holdings, Inc. (c)	14,482	193,190
Signet Jewelers, Ltd. (b)	6,268	112,072
The Michaels Cos., Inc. (c)	10,828	94,204
Urban Outfitters, Inc. (c)	8,236	187,369
Williams-Sonoma, Inc.	9,429	612,885
		3,890,219

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Textiles, Apparel & Luxury Goods (0.8%)
Carter's, Inc.	5,390	$525,741
Deckers Outdoor Corp. (c)	3,557	625,925
Skechers U.S.A., Inc. – Class A (c)	16,140	508,249
		1,659,915
Consumer Staples (2.6%)
Beverages (0.2%)
The Boston Beer Co., Inc. – Class A (c)	1,030	389,093
Food & Staples Retailing (0.5%)
Casey's General Stores, Inc.	4,452	694,467
Sprouts Farmers Market, Inc. (c)	14,166	267,596
		962,063
Food Products (1.6%)
Flowers Foods, Inc.	22,095	514,151
Ingredion, Inc.	7,926	653,816
Lancaster Colony Corp.	2,357	350,250
Post Holdings, Inc. (c)	8,012	833,008
Sanderson Farms, Inc.	2,318	316,546
The Hain Celestial Group, Inc. (c)	10,757	235,578
Tootsie Roll Industries, Inc.	2,236	82,575
TreeHouse Foods, Inc. (c)	6,742	364,742
		3,350,666
Household Products (0.1%)
Energizer Holdings, Inc.	7,559	292,080
Personal Products (0.2%)
Edgewell Personal Care Co. (c)	6,428	173,235
Nu Skin Enterprises, Inc. – Class A	6,581	324,575
		497,810
Energy (3.0%)
Energy Equipment & Services (0.9%)
Apergy Corp. (c)	9,196	308,434
Core Laboratories NV (b)	5,233	273,581
Ensco Rowan PLC Class A (b)	23,643	201,675
McDermott International, Inc. (b) (c)	21,817	210,752
Oceaneering International, Inc. (c)	11,881	242,254
Patterson-UTI Energy, Inc.	25,046	288,279
Transocean, Ltd. (b) (c)	60,970	390,818
		1,915,793
Oil, Gas & Consumable Fuels (2.1%)
Callon Petroleum Co. (c)	27,373	180,388
Chesapeake Energy Corp. (c)	125,574	244,869
CNX Resources Corp. (c)	23,476	171,610
EQT Corp.	30,687	485,162
Equitrans Midstream Corp.	24,502	482,934
Matador Resources Co. (c)	12,463	247,764
Murphy Oil Corp.	19,601	483,165
Oasis Petroleum, Inc. (c)	32,488	184,532
	Shares	Value(a)
PBF Energy, Inc. – Class A	14,394	$450,532
QEP Resources, Inc. (c)	28,589	206,698
Range Resources Corp.	25,035	174,744
SM Energy Co.	12,402	155,273
Southwestern Energy Co. (c)	64,994	205,381
World Fuel Services Corp.	7,986	287,177
WPX Energy, Inc. (c)	47,672	548,705
		4,508,934
Financial (15.8%)
Capital Markets (2.5%)
Eaton Vance Corp.	13,692	590,536
Evercore, Inc. – Class A	4,870	431,336
Factset Research Systems, Inc.	4,622	1,324,480
Federated Investors, Inc. – Class B	11,548	375,310
Interactive Brokers Group, Inc. – Class A	8,926	483,789
Janus Henderson Group PLC (b)	19,615	419,761
Legg Mason, Inc.	10,400	398,112
SEI Investments Co.	15,348	861,023
Stifel Financial Corp.	8,445	498,762
		5,383,109
Commercial Banks (6.9%)
Associated Banc-Corp.	19,685	416,141
BancorpSouth Bank	11,045	320,747
Bank of Hawaii Corp.	4,899	406,176
Bank OZK	14,518	436,847
Cathay General Bancorp	9,092	326,494
Chemical Financial Corp.	8,498	349,353
Commerce Bancshares, Inc.	11,734	700,050
Cullen/Frost Bankers, Inc.	7,589	710,786
East West Bancorp, Inc.	17,480	817,540
First Financial Bankshares, Inc.	16,298	501,815
First Horizon National Corp.	37,835	564,877
FNB Corp.	39,003	459,065
Fulton Financial Corp.	20,197	330,625
Hancock Whitney Corp.	10,295	412,418
Home BancShares, Inc.	18,562	357,504
International Bancshares Corp.	6,543	246,736
PacWest Bancorp	14,262	553,793
Pinnacle Financial Partners, Inc.	8,664	498,007
Prosperity Bancshares, Inc.	7,888	521,002
Signature Bank	6,650	803,586
Sterling Bancorp	25,168	535,575
Synovus Financial Corp.	18,820	658,700
TCF Financial Corp.	19,719	409,958
Texas Capital Bancshares, Inc. (c)	5,973	366,563
Trustmark Corp.	7,749	257,654
UMB Financial Corp.	5,221	343,646
Umpqua Holdings Corp.	26,480	439,303
United Bankshares, Inc.	12,264	454,872
Valley National Bancorp	39,843	429,508
Webster Financial Corp.	10,972	524,132
Wintrust Financial Corp.	6,718	491,489
		14,644,962

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Consumer Finance (0.5%)
Green Dot Corp. – Class A (c)	5,662	$276,872
Navient Corp.	25,580	349,167
SLM Corp.	51,831	503,797
		1,129,836
Diversified REITs (0.2%)
PS Business Parks, Inc.	2,410	406,157
Insurance (5.1%)
Alleghany Corp. (c) (d)	1,814	1,235,534
American Financial Group, Inc.	8,509	871,917
Brighthouse Financial, Inc. (c)	13,870	508,890
Brown & Brown, Inc.	28,115	941,852
CNO Financial Group, Inc.	19,216	320,523
First American Financial Corp.	13,463	722,963
Genworth Financial, Inc. – Class A (c)	60,449	224,266
Kemper Corp.	7,506	647,693
Mercury General Corp.	3,220	201,250
Old Republic International Corp.	34,202	765,441
Primerica, Inc.	5,062	607,187
Reinsurance Group of America, Inc.	7,568	1,180,835
RenaissanceRe Holdings, Ltd. (b)	5,304	944,165
The Hanover Insurance Group, Inc.	4,923	631,621
WR Berkley Corp.	17,374	1,145,468
		10,949,605
Thrifts & Mortgage Finance (0.6%)
LendingTree, Inc. (c)	910	382,227
New York Community Bancorp, Inc.	56,129	560,168
Washington Federal, Inc.	9,643	336,830
		1,279,225
Health Care (9.3%)
Biotechnology (0.7%)
Exelixis, Inc. (c)	36,243	774,513
Ligand Pharmaceuticals, Inc. (c)	2,380	271,677
United Therapeutics Corp. (c)	5,198	405,756
		1,451,946
Health Care Equipment & Supplies (3.7%)
Avanos Medical, Inc. (c)	5,641	246,004
Cantel Medical Corp.	4,364	351,913
Globus Medical, Inc. – Class A (c)	9,194	388,906
Haemonetics Corp. (c)	6,164	741,776
Hill-Rom Holdings, Inc.	8,025	839,576
ICU Medical, Inc. (c)	2,054	517,423
Inogen, Inc. (c)	2,159	144,135
Integra LifeSciences Holdings Corp. (c)	8,520	475,842
	Shares	Value(a)
LivaNova PLC (b) (c)	5,788	$416,504
Masimo Corp. (c)	5,915	880,270
NuVasive, Inc. (c)	6,139	359,377
STERIS PLC (b)	10,156	1,512,025
West Pharmaceutical Services, Inc.	8,820	1,103,823
		7,977,574
Health Care Providers & Services (2.2%)
Acadia Healthcare Co., Inc. (c)	10,653	372,322
Amedisys, Inc. (c)	3,450	418,864
Chemed Corp.	1,981	714,824
Covetrus, Inc. (c)	11,537	282,195
Encompass Health Corp	11,872	752,210
HealthEquity, Inc. (c)	6,554	428,632
Mednax, Inc. (c)	10,352	261,181
Molina Healthcare, Inc. (c)	7,525	1,077,128
Patterson Cos., Inc.	9,944	227,718
Tenet Healthcare Corp. (c)	10,033	207,282
		4,742,356
Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc. (c)	19,989	232,472
Medidata Solutions, Inc. (c)	7,404	670,136
		902,608
Life Sciences Tools & Services (1.7%)
Bio-Rad Laboratories, Inc. – Class A (c)	2,394	748,340
Bio-Techne Corp.	4,590	956,969
Charles River Laboratories International, Inc. (c)	5,855	830,825
PRA Health Sciences, Inc. (c)	7,112	705,155
Syneos Health, Inc. (c)	7,352	375,614
		3,616,903
Pharmaceuticals (0.6%)
Catalent, Inc. (c)	17,500	948,675
Mallinckrodt PLC (b) (c)	10,066	92,406
Prestige Consumer Healthcare, Inc. (c)	6,134	194,325
		1,235,406
Industrials (15.8%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc. (c)	5,000	321,050
Curtiss-Wright Corp.	5,087	646,710
Teledyne Technologies, Inc. (c)	4,404	1,206,124
		2,173,884
Air Freight & Logistics (0.3%)
XPO Logistics, Inc. (c)	10,972	634,291
Airlines (0.3%)
JetBlue Airways Corp. (c)	36,144	668,303
Building Products (0.9%)
Lennox International, Inc.	4,266	1,173,150
Resideo Technologies, Inc. (c)	14,736	323,013
Trex Co., Inc. (c)	6,998	501,757
		1,997,920

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Commercial Services & Supplies (1.3%)
Clean Harbors, Inc. (c)	6,043	$429,657
Deluxe Corp.	5,192	211,107
Healthcare Services Group, Inc.	8,896	269,727
Herman Miller, Inc.	6,985	312,229
HNI Corp.	5,110	180,792
MSA Safety, Inc.	4,168	439,266
Stericycle, Inc. (c)	10,278	490,774
The Brink's Co.	6,002	487,242
		2,820,794
Construction & Engineering (1.6%)
AECOM (c)	18,897	715,251
Dycom Industries, Inc. (c)	3,710	218,408
EMCOR Group, Inc.	6,657	586,482
Fluor Corp.	16,805	566,160
Granite Construction, Inc.	5,527	266,291
KBR, Inc.	16,990	423,731
MasTec, Inc. (c)	7,321	377,251
Valmont Industries, Inc.	2,584	327,677
		3,481,251
Electrical Equipment (1.8%)
Acuity Brands, Inc.	4,820	664,726
Belden, Inc.	4,684	279,026
EnerSys	5,118	350,583
Hubbell, Inc.	6,491	846,426
nVent Electric PLC (b)	19,073	472,820
Regal Beloit Corp.	5,087	415,659
Woodward, Inc.	6,743	763,038
		3,792,278
Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	6,809	956,052
Machinery (4.6%)
AGCO Corp.	7,746	600,857
Colfax Corp. (c)	11,436	320,551
Crane Co.	6,040	503,978
Donaldson Co., Inc.	15,316	778,972
Graco, Inc.	19,999	1,003,550
IDEX Corp.	9,111	1,568,367
ITT, Inc.	10,545	690,487
Kennametal, Inc.	9,895	366,016
Lincoln Electric Holdings, Inc.	7,518	618,882
Nordson Corp.	6,233	880,785
Oshkosh Corp.	8,327	695,221
Terex Corp.	7,525	236,285
The Timken Co.	8,228	422,425
The Toro Co.	12,783	855,183
Trinity Industries, Inc.	15,593	323,555
		9,865,114
Marine (0.2%)
Kirby Corp. (c)	6,406	506,074
Professional Services (0.8%)
ASGN, Inc. (c)	6,260	379,356
Insperity, Inc.	4,529	553,172
Manpowergroup, Inc.	7,179	693,491
		1,626,019
	Shares	Value(a)
Road & Rail (1.7%)
Avis Budget Group, Inc. (c)	7,566	$266,021
Genesee & Wyoming, Inc. – Class A (c)	6,792	679,200
Knight-Swift Transportation Holdings, Inc.	14,970	491,615
Landstar System, Inc.	4,769	515,004
Old Dominion Freight Line, Inc.	7,818	1,166,915
Ryder System, Inc.	6,315	368,164
Werner Enterprises, Inc.	5,138	159,689
		3,646,608
Trading Companies & Distributors (0.8%)
GATX Corp.	4,351	344,991
MSC Industrial Direct Co., Inc. – Class A	5,367	398,553
Now, Inc. (c)	13,057	192,721
Watsco, Inc.	3,920	641,038
		1,577,303
Information Technology (15.0%)
Communications Equipment (1.1%)
Ciena Corp. (c)	17,099	703,282
InterDigital, Inc.	3,773	242,981
Lumentum Holdings, Inc. (c)	9,175	490,037
NetScout Systems, Inc. (c)	8,328	211,448
Plantronics, Inc.	3,872	143,419
ViaSat, Inc. (c)	6,859	554,344
		2,345,511
Computers & Peripherals (0.2%)
NCR Corp. (c)	14,424	448,586
Electronic Equipment, Instruments & Components (3.2%)
Arrow Electronics, Inc. (c)	10,095	719,471
Avnet, Inc.	12,766	577,917
Cognex Corp.	20,581	987,476
Coherent, Inc. (c)	2,876	392,200
Jabil , Inc.	16,638	525,761
Littelfuse, Inc.	2,937	519,585
National Instruments Corp.	13,363	561,112
SYNNEX Corp.	5,002	492,197
Tech Data Corp. (c)	4,336	453,545
Trimble, Inc. (c)	30,220	1,363,224
Vishay Intertechnology, Inc.	15,894	262,569
		6,855,057
Interactive Media & Services (0.6%)
Cars.com, Inc. (c)	7,271	143,384
j2 Global, Inc.	5,506	489,428
LogMeIn, Inc.	5,944	437,954
Yelp, Inc. (c)	8,471	289,539
		1,360,305
IT Services (3.1%)
CACI International, Inc. – Class A (c)	2,956	604,768
CoreLogic, Inc. (c)	9,690	405,333
Leidos Holdings, Inc.	17,277	1,379,569
LiveRamp Holdings, Inc. (c)	8,283	401,560

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
MAXIMUS, Inc.	7,585	$550,216
Perspecta, Inc.	16,720	391,415
Sabre Corp.	32,993	732,445
Science Applications International Corp.	6,050	523,688
Teradata Corp. (c)	14,064	504,194
WEX, Inc. (c)	5,224	1,087,114
		6,580,302
Office Electronics (0.6%)
Zebra Technologies Corp. – Class A (c)	6,504	1,362,523
Semiconductors & Semiconductor Equipment (3.5%)
Cirrus Logic, Inc. (c)	6,931	302,885
Cree, Inc. (c)	12,640	710,115
Cypress Semiconductor Corp.	43,949	977,426
First Solar, Inc. (c)	9,110	598,345
MKS Instruments, Inc.	6,443	501,845
Monolithic Power Systems, Inc.	4,794	650,929
Semtech Corp. (c)	8,000	384,400
Silicon Laboratories, Inc. (c)	5,222	539,955
Synaptics, Inc. (c)	4,143	120,727
Teradyne, Inc.	20,542	984,167
Universal Display Corp.	5,140	966,628
Versum Materials, Inc.	13,120	676,730
		7,414,152
Software (2.7%)
ACI Worldwide, Inc. (c)	13,278	455,967
Blackbaud, Inc.	5,907	493,234
CDK Global, Inc.	14,608	722,220
CommVault Systems, Inc. (c)	4,583	227,408
Fair Isaac Corp. (c)	3,556	1,116,655
Manhattan Associates, Inc. (c)	7,730	535,921
PTC, Inc. (c)	12,435	1,116,166
Tyler Technologies, Inc. (c)	4,652	1,004,925
		5,672,496
Materials (6.2%)
Chemicals (2.6%)
Ashland Global Holdings, Inc.	7,444	595,297
Cabot Corp.	6,976	332,825
Ingevity Corp. (c)	5,048	530,898
Minerals Technologies, Inc.	4,186	223,993
NewMarket Corp.	1,094	438,628
Olin Corp.	19,800	433,818
PolyOne Corp.	9,345	293,340
RPM International, Inc.	15,651	956,433
Sensient Technologies Corp.	5,028	369,457
The Chemours Co.	19,692	472,608
The Scotts Miracle-Gro Co.	4,672	460,192
Valvoline, Inc.	22,602	441,417
		5,548,906
Construction Materials (0.2%)
Eagle Materials, Inc.	5,298	491,124
	Shares	Value(a)
Containers & Packaging (1.2%)
Aptargroup, Inc.	7,589	$943,616
Greif, Inc. – Class A	3,154	102,663
Owens-Illinois, Inc.	18,643	321,965
Silgan Holdings, Inc.	9,344	285,926
Sonoco Products Co.	12,015	785,060
		2,439,230
Metals & Mining (1.9%)
Allegheny Technologies, Inc. (c)	15,137	381,452
Carpenter Technology Corp.	5,633	270,271
Commercial Metals Co.	14,162	252,792
Compass Minerals International, Inc.	4,027	221,284
Reliance Steel & Aluminum Co.	8,075	764,057
Royal Gold, Inc.	7,889	808,544
Steel Dynamics, Inc.	26,692	806,098
United States Steel Corp.	20,704	316,978
Worthington Industries, Inc.	4,646	187,048
		4,008,524
Paper & Forest Products (0.3%)
Domtar Corp.	7,481	333,129
Louisiana-Pacific Corp.	14,826	388,738
		721,867
Real Estate (9.6%)
Diversified REITs (0.1%)
Alexander & Baldwin, Inc.	8,056	186,094
Health Care REITs (1.2%)
Healthcare Realty Trust, Inc.	15,518	486,024
Medical Properties Trust, Inc.	47,371	826,150
Omega Healthcare Investors, Inc.	25,765	946,864
Senior Housing Properties Trust	28,552	236,125
		2,495,163
Hotels & Resort REITs (0.4%)
Hospitality Properties Trust	19,749	493,725
Pebblebrook Hotel Trust	15,689	442,116
		935,841
Industrial REITs (0.9%)
EastGroup Properties, Inc.	4,430	513,792
First Industrial Realty Trust, Inc.	15,191	558,117
Liberty Property Trust	17,808	891,112
		1,963,021
Office REITs (1.9%)
Corporate Office Properties Trust	13,441	354,439
Cousins Properties, Inc.	17,452	631,230
Douglas Emmett, Inc.	19,429	774,051
Highwoods Properties, Inc.	12,453	514,309

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
JBG SMITH Properties	14,494	$570,194
Kilroy Realty Corp.	12,127	895,094
Mack-Cali Realty Corp.	10,849	252,673
		3,991,990
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	5,524	777,171
Residential REITs (0.9%)
American Campus Communities, Inc.	16,485	760,948
Camden Property Trust	11,611	1,212,072
		1,973,020
Retail REITs (1.3%)
Brixmor Property Group, Inc.	35,789	639,907
National Retail Properties, Inc.	19,538	1,035,709
Tanger Factory Outlet Centers, Inc.	11,302	183,206
Taubman Centers, Inc.	7,266	296,671
Urban Edge Properties	14,461	250,609
Weingarten Realty Investors	14,369	393,998
		2,800,100
Specialized REITs (2.5%)
CoreCivic, Inc.	14,300	296,868
CoreSite Realty Corp.	4,464	514,119
CyrusOne, Inc.	13,592	784,530
EPR Properties	9,067	676,307
Lamar Advertising Co. – Class A	10,277	829,457
Life Storage, Inc.	5,531	525,887
PotlatchDeltic Corp.	8,068	314,491
Rayonier, Inc.	15,569	471,741
Sabra Health Care REIT, Inc.	21,558	424,477
The GEO Group, Inc.	14,557	305,843
Uniti Group, Inc.	22,117	210,111
		5,353,831
Utilities (4.5%)
Electric Utilities (1.0%)
ALLETE, Inc.	6,125	509,661
Hawaiian Electric Industries, Inc.	13,083	569,764
IDACORP, Inc.	5,990	601,576
PNM Resources, Inc.	9,470	482,118
		2,163,119
	Shares	Value(a)
Gas Utilities (1.8%)
National Fuel Gas Co.	10,365	$546,754
New Jersey Resources Corp.	10,715	533,286
ONE Gas, Inc.	6,350	573,405
Southwest Gas Holdings, Inc.	6,413	574,733
Spire, Inc.	6,032	506,205
UGI Corp.	20,920	1,117,337
		3,851,720
Multi-Utilities (1.2%)
Black Hills Corp.	6,525	510,059
MDU Resources Group, Inc.	23,790	613,782
NorthWestern Corp.	5,985	431,818
OGE Energy Corp.	24,041	1,023,185
		2,578,844
Water Utilities (0.5%)
Aqua America, Inc.	25,910	1,071,897
Total common stocks (cost: $153,410,644)		204,988,683
Short-Term Securities (3.6%)
Investment Companies (3.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.310%	7,776,202	7,776,202
Total short-term securities (cost: $7,776,202)		7,776,202
Total investments in securities (cost: $161,186,846) (e)		212,764,885
Cash and other assets in excess of liabilities (0.6%)		1,242,278
Total net assets (100.0%)		$214,007,163

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Foreign security: The Fund held 2.8% of net assets in foreign securities at June 30, 2019.

(c)  Non-income producing security.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2019, securities with an aggregate market value of $1,167,423 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400® E-Mini Index Future	September 2019	39	Long	$7,427,065	$7,605,000	$177,935

(e)  At June 30, 2019 the cost of investments for federal income tax purposes was $161,586,001. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$66,847,654
Gross unrealized depreciation	(15,490,835)
Net unrealized appreciation	$51,356,819

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities

June 30, 2019
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.5%)
Communication Services (2.1%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	269,393	$9,027,359
CenturyLink, Inc.	35,417	416,504
Verizon Communications, Inc.	152,662	8,721,580
		18,165,443
Media (0.1%)
Fox Corp. – Class A (b)	13,080	479,251
Fox Corp. – Class B (b)	5,897	215,418
		694,669
Consumer Discretionary (13.0%)
Auto Components (0.1%)
Aptiv PLC (c)	9,463	764,894
BorgWarner, Inc.	7,557	317,243
		1,082,137
Automobiles (0.4%)
Ford Motor Co.	144,651	1,479,780
General Motors Co.	48,692	1,876,103
Harley-Davidson, Inc.	5,816	208,387
		3,564,270
Distributors (0.1%)
Genuine Parts Co.	5,345	553,635
LKQ Corp. (b)	11,576	308,037
		861,672
Diversified Consumer Services (0.0%)
H&R Block, Inc.	7,458	218,519
Hotels & Resort REITs (0.1%)
Hilton Worldwide Holdings, Inc.	10,670	1,042,886
Hotels, Restaurants & Leisure (1.8%)
Carnival Corp. (c)	14,725	685,449
Chipotle Mexican Grill, Inc. (b)	944	691,839
Darden Restaurants, Inc.	4,558	554,845
Marriott International, Inc. – Class A	10,202	1,431,239
McDonald's Corp.	28,146	5,844,798
MGM Resorts International	18,758	535,916
Norwegian Cruise Line Holdings, Ltd. (b) (c)	7,857	421,371
Royal Caribbean Cruises, Ltd. (c)	6,365	771,502
Starbucks Corp.	44,709	3,747,955
Wynn Resorts, Ltd.	3,531	437,809
Yum! Brands, Inc.	11,269	1,247,140
		16,369,863
Household Durables (0.3%)
DR Horton, Inc.	12,497	538,996
Garmin, Ltd. (c)	4,420	352,716
Leggett & Platt, Inc.	4,796	184,022
Lennar Corp. – Class A	10,516	509,605
Mohawk Industries, Inc. (b)	2,280	336,232
Newell Brands, Inc.	14,305	220,583
	Shares	Value(a)
PulteGroup, Inc.	9,376	$296,469
Whirlpool Corp.	2,338	332,838
		2,771,461
Internet & Catalog Retail (4.2%)
Amazon.com, Inc. (b)	15,275	28,925,198
Booking Holdings, Inc. (b)	1,677	3,143,889
Expedia Group, Inc.	4,315	574,025
Netflix, Inc. (b)	16,157	5,934,789
TripAdvisor, Inc. (b)	3,731	172,708
		38,750,609
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	4,237	447,766
Media (2.4%)
CBS Corp. – Class B	12,991	648,251
Charter Communications, Inc. – Class A (b)	6,382	2,522,039
Comcast Corp. – Class A	167,193	7,068,920
Discovery, Inc. – Class A (b)	5,754	176,648
Discovery, Inc. – Class C (b)	13,255	377,105
DISH Network Corp. – Class A (b)	8,438	324,103
News Corp. – Class A	14,170	191,153
News Corp. – Class B	4,514	63,015
Omnicom Group, Inc.	8,126	665,926
The Interpublic Group of Cos., Inc.	14,286	322,721
The Walt Disney Co.	64,440	8,998,402
Viacom, Inc. – Class B	13,005	388,459
		21,746,742
Multiline Retail (0.5%)
Dollar General Corp.	9,535	1,288,750
Dollar Tree, Inc. (b)	8,702	934,508
Kohl's Corp.	5,956	283,208
Macy's, Inc.	11,308	242,670
Nordstrom, Inc.	3,807	121,291
Target Corp.	18,911	1,637,882
		4,508,309
Specialty Retail (2.3%)
Advance Auto Parts, Inc.	2,653	408,933
AutoZone, Inc. (b)	935	1,028,005
Best Buy Co., Inc.	8,477	591,101
CarMax, Inc. (b)	6,134	532,615
Foot Locker, Inc.	4,080	171,034
L Brands, Inc.	8,398	219,188
Lowe's Cos., Inc.	28,900	2,916,299
O'Reilly Automotive, Inc. (b)	2,878	1,062,903
Ross Stores, Inc.	13,529	1,340,995
The Gap, Inc.	7,788	139,950
The Home Depot, Inc.	40,615	8,446,702
The TJX Cos., Inc.	44,763	2,367,067
Tiffany & Co.	3,946	369,503
Tractor Supply Co.	4,430	481,984
Ulta Salon Cosmetics & Fragrance, Inc. (b)	2,118	734,713
		20,810,992

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Textiles, Apparel & Luxury Goods (0.7%)
Capri Holdings, Ltd. (b) (c)	5,490	$190,393
Hanesbrands, Inc.	13,291	228,871
NIKE, Inc. – Class B	46,293	3,886,297
PVH Corp.	2,690	254,582
Ralph Lauren Corp.	1,933	219,569
Tapestry, Inc.	10,640	337,607
Under Armour, Inc. – Class A (b)	6,853	173,724
Under Armour, Inc. – Class C (b)	7,078	157,132
VF Corp.	11,930	1,042,085
		6,490,260
Consumer Staples (7.4%)
Beverages (1.8%)
Brown-Forman Corp. – Class B	6,059	335,850
Constellation Brands, Inc. – Class A	6,214	1,223,785
Molson Coors Brewing Co. – Class B	6,931	388,136
Monster Beverage Corp. (b)	14,382	918,003
PepsiCo, Inc.	51,760	6,787,289
The Coca-Cola Co.	141,728	7,216,790
		16,869,853
Food & Staples Retailing (1.8%)
Costco Wholesale Corp.	16,300	4,307,438
CVS Health Corp.	47,953	2,612,959
Sysco Corp.	17,372	1,228,548
The Kroger Co.	29,777	646,459
Walgreens Boots Alliance, Inc.	28,687	1,568,318
Walmart, Inc.	51,635	5,705,151
		16,068,873
Food Products (1.1%)
Archer-Daniels-Midland Co.	20,598	840,398
Campbell Soup Co.	7,114	285,058
Conagra Brands, Inc.	17,859	473,621
General Mills, Inc.	22,103	1,160,849
Hormel Foods Corp.	10,026	406,454
Kellogg Co.	9,132	489,201
Lamb Weston Holdings, Inc.	5,330	337,709
McCormick & Co., Inc.	4,473	693,360
Mondelez International, Inc. – Class A	53,111	2,862,683
The Hershey Co.	5,080	680,872
The JM Smucker Co.	4,172	480,573
The Kraft Heinz Co.	22,871	709,916
Tyson Foods, Inc. – Class A	10,858	876,675
		10,297,369
Household Products (1.7%)
Church & Dwight Co., Inc.	8,992	656,955
Clorox Co.	4,733	724,670
Colgate-Palmolive Co.	31,689	2,271,151
Kimberly-Clark Corp.	12,667	1,688,258
The Procter & Gamble Co.	92,590	10,152,493
		15,493,527
	Shares	Value(a)
Personal Care (0.2%)
The Estee Lauder Cos., Inc. – Class A	8,127	$1,488,135
Personal Products (0.0%)
Coty, Inc. – Class A	11,047	148,030
Tobacco (0.8%)
Altria Group, Inc.	69,061	3,270,038
Philip Morris International, Inc.	57,429	4,509,900
		7,779,938
Energy (4.8%)
Energy Equipment & Services (0.4%)
Baker Hughes a GE Co.	19,006	468,118
Halliburton Co.	32,261	733,615
Helmerich & Payne, Inc.	4,079	206,479
National Oilwell Varco, Inc.	14,245	316,666
Schlumberger, Ltd. (c)	51,129	2,031,867
TechnipFMC PLC (c)	15,547	403,289
		4,160,034
Oil, Gas & Consumable Fuels (4.4%)
Anadarko Petroleum Corp.	18,534	1,307,759
Apache Corp.	13,806	399,960
Cabot Oil & Gas Corp.	15,570	357,487
Chevron Corp.	70,316	8,750,123
Cimarex Energy Co.	3,682	218,453
Concho Resources, Inc.	7,338	757,135
ConocoPhillips	41,619	2,538,759
Devon Energy Corp.	15,279	435,757
Diamondback Energy, Inc.	5,730	624,398
EOG Resources, Inc.	21,332	1,987,289
Exxon Mobil Corp.	156,183	11,968,303
Hess Corp.	9,361	595,079
HollyFrontier Corp.	5,708	264,166
Kinder Morgan, Inc.	71,863	1,500,500
Marathon Oil Corp.	30,101	427,735
Marathon Petroleum Corp.	24,459	1,366,769
Noble Energy, Inc.	17,653	395,427
Occidental Petroleum Corp.	27,565	1,385,968
Phillips 66	15,328	1,433,781
Pioneer Natural Resources Co.	6,192	952,701
The Williams Cos., Inc.	44,730	1,254,229
Valero Energy Corp.	15,358	1,314,799
		40,236,577
Financial (12.9%)
Capital Markets (2.7%)
Affiliated Managers Group, Inc.	1,869	172,210
Ameriprise Financial, Inc.	4,952	718,832
BlackRock, Inc.	4,464	2,094,955
CBOE Global Markets, Inc.	4,042	418,872
CME Group, Inc.	13,258	2,573,510
E*Trade Financial Corp.	8,958	399,527
Franklin Resources, Inc.	10,829	376,849
Intercontinental Exchange, Inc.	20,807	1,788,154
Invesco, Ltd. (c)	14,786	302,522
MarketAxess Holdings, Inc.	1,390	446,779
Moody's Corp.	6,111	1,193,539
Morgan Stanley	47,193	2,067,525

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
MSCI, Inc.	3,144	$750,756
Nasdaq, Inc.	4,217	405,549
Northern Trust Corp.	7,992	719,280
Raymond James Financial, Inc.	4,651	393,242
S&P Global, Inc.	9,141	2,082,228
State Street Corp.	13,774	772,170
T Rowe Price Group, Inc.	8,689	953,270
The Bank of New York Mellon Corp.	32,517	1,435,626
The Charles Schwab Corp.	43,858	1,762,653
The Goldman Sachs Group, Inc.	12,596	2,577,142
		24,405,190
Commercial Banks (5.4%)
Bank of America Corp.	326,410	9,465,890
BB&T Corp.	28,272	1,389,003
Citigroup, Inc.	85,360	5,977,761
Citizens Financial Group, Inc.	16,831	595,144
Comerica, Inc.	5,690	413,322
Fifth Third Bancorp	26,841	748,864
First Republic Bank	6,080	593,712
Huntington Bancshares, Inc.	38,627	533,825
JPMorgan Chase & Co.	119,745	13,387,491
KeyCorp	37,219	660,637
M&T Bank Corp.	4,995	849,500
People's United Financial, Inc.	14,460	242,639
Regions Financial Corp.	37,328	557,680
SunTrust Banks, Inc.	16,301	1,024,518
SVB Financial Group (b)	1,893	425,149
The PNC Financial Services Group, Inc.	16,682	2,290,105
US Bancorp	55,233	2,894,209
Wells Fargo & Co.	149,310	7,065,349
Zions Bancorp NA	6,739	309,859
		49,424,657
Consumer Finance (0.7%)
American Express Co.	25,277	3,120,193
Capital One Financial Corp.	17,334	1,572,887
Discover Financial Services	11,949	927,123
Synchrony Financial	23,409	811,590
		6,431,793
Diversified Financial Services (0.0%)
Jefferies Financial Group, Inc.	9,352	179,839
Insurance (4.1%)
Aflac, Inc.	27,494	1,506,946
American International Group, Inc.	32,105	1,710,555
Aon PLC (c)	8,912	1,719,838
Arthur J Gallagher & Co.	6,775	593,422
Assurant, Inc.	2,190	232,972
Berkshire Hathaway, Inc. – Class B (b)	71,514	15,244,639
Chubb, Ltd. (c)	16,858	2,483,015
Cincinnati Financial Corp.	5,564	576,820
Everest Re Group, Ltd. (c)	1,552	383,623
Hartford Financial Services Group, Inc.	13,344	743,528
	Shares	Value(a)
Lincoln National Corp.	7,413	$477,768
Loews Corp.	9,903	541,397
Marsh & McLennan Cos., Inc.	18,875	1,882,781
MetLife, Inc.	35,081	1,742,473
Principal Financial Group, Inc.	9,518	551,283
Prudential Financial, Inc.	14,941	1,509,041
The Allstate Corp.	12,308	1,251,601
The Progressive Corp.	21,473	1,716,337
The Travelers Cos., Inc.	9,687	1,448,400
Torchmark Corp.	3,694	330,465
Unum Group	7,722	259,073
Willis Towers Watson PLC (c)	4,748	909,432
		37,815,409
Health Care (13.7%)
Biotechnology (2.1%)
AbbVie, Inc.	54,570	3,968,330
Alexion Pharmaceuticals, Inc. (b)	8,218	1,076,394
Amgen, Inc.	22,515	4,149,064
Biogen, Inc. (b)	7,134	1,668,429
Celgene Corp. (b)	26,033	2,406,490
Gilead Sciences, Inc.	46,909	3,169,172
Incyte Corp. (b)	6,523	554,194
Regeneron Pharmaceuticals, Inc. (b)	2,883	902,379
Vertex Pharmaceuticals, Inc. (b)	9,492	1,740,643
		19,635,095
Health Care Equipment & Supplies (3.5%)
Abbott Laboratories	65,121	5,476,676
ABIOMED, Inc. (b)	1,680	437,623
Align Technology, Inc. (b)	2,714	742,822
Baxter International, Inc.	17,430	1,427,517
Becton Dickinson and Co.	9,995	2,518,840
Boston Scientific Corp. (b)	51,333	2,206,292
Danaher Corp.	23,256	3,323,748
Dentsply Sirona, Inc.	8,614	502,713
Edwards Lifesciences Corp. (b)	7,741	1,430,072
Hologic, Inc. (b)	9,848	472,901
IDEXX Laboratories, Inc. (b)	3,183	876,375
Intuitive Surgical, Inc. (b)	4,309	2,260,286
Medtronic PLC (c)	49,489	4,819,734
ResMed, Inc.	5,260	641,878
Stryker Corp.	11,476	2,359,236
Teleflex, Inc.	1,700	562,955
The Cooper Cos., Inc.	1,840	619,878
Varian Medical Systems, Inc. (b)	3,327	452,905
Zimmer Biomet Holdings, Inc.	7,518	885,169
		32,017,620
Health Care Providers & Services (2.4%)
AmerisourceBergen Corp.	5,712	487,005
Anthem, Inc.	9,552	2,695,670
Cardinal Health, Inc.	10,942	515,368
Centene Corp. (b)	15,195	796,826
Cigna Corp.	13,977	2,202,076
DaVita, Inc. (b)	4,614	259,584
HCA Healthcare, Inc.	9,821	1,327,505

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Henry Schein, Inc. (b)	5,491	$383,821
Humana, Inc.	4,986	1,322,786
Laboratory Corp. of America Holdings (b)	3,676	635,580
McKesson Corp.	7,041	946,240
Quest Diagnostics, Inc.	4,967	505,690
UnitedHealth Group, Inc.	35,080	8,559,871
Universal Health Services, Inc. – Class B	3,014	392,995
WellCare Health Plans, Inc. (b)	1,830	521,678
		21,552,695
Health Care Technology (0.1%)
Cerner Corp. (b)	11,919	873,663
Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	11,581	864,753
Illumina, Inc. (b)	5,460	2,010,099
IQVIA Holdings, Inc. (b)	5,772	928,715
Mettler-Toledo International, Inc. (b)	927	778,680
PerkinElmer, Inc.	4,091	394,127
Thermo Fisher Scientific, Inc.	14,806	4,348,226
Waters Corp. (b)	2,565	552,091
		9,876,691
Pharmaceuticals (4.5%)
Allergan PLC (c)	11,374	1,904,349
Bristol-Myers Squibb Co.	60,380	2,738,233
Eli Lilly & Co.	31,894	3,533,536
Johnson & Johnson	98,041	13,655,150
Merck & Co., Inc.	95,038	7,968,936
Mylan NV (b) (c)	18,963	361,056
Nektar Therapeutics (b)	6,434	228,922
Perrigo Co. PLC (c)	4,575	217,862
Pfizer, Inc.	204,935	8,877,784
Zoetis, Inc.	17,607	1,998,218
		41,484,046
Industrials (9.3%)
Aerospace & Defense (2.5%)
Arconic, Inc.	14,729	380,303
General Dynamics Corp.	10,064	1,829,837
Huntington Ingalls Industries, Inc.	1,500	337,110
L3 Technologies, Inc.	2,935	719,574
L3Harris Technologies, Inc.	4,364	825,363
Lockheed Martin Corp.	9,141	3,323,119
Northrop Grumman Corp.	6,329	2,044,963
Raytheon Co.	10,280	1,787,487
The Boeing Co.	19,324	7,034,129
TransDigm Group, Inc. (b)	1,790	866,002
United Technologies Corp.	29,941	3,898,318
		23,046,205
Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	4,977	419,810
Expeditors International of Washington, Inc.	6,255	474,504
FedEx Corp.	8,832	1,450,126
	Shares	Value(a)
United Parcel Service, Inc. – Class B	25,748	$2,658,996
		5,003,436
Airlines (0.4%)
Alaska Air Group, Inc.	4,500	287,595
American Airlines Group, Inc.	14,598	476,041
Delta Air Lines, Inc.	21,990	1,247,933
Southwest Airlines Co.	18,041	916,122
United Continental Holdings, Inc. (b)	8,104	709,505
		3,637,196
Building Products (0.3%)
Allegion PLC (c)	3,391	374,875
AO Smith Corp.	5,160	243,346
Fortune Brands Home & Security, Inc.	5,089	290,734
Johnson Controls International PLC (c)	29,374	1,213,440
Masco Corp.	10,830	424,969
		2,547,364
Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	3,111	359,881
Cintas Corp.	3,174	753,158
Copart, Inc. (b)	7,385	551,955
Republic Services, Inc.	7,896	684,109
Rollins, Inc.	5,395	193,519
Waste Management, Inc.	14,438	1,665,712
		4,208,334
Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	4,192	353,763
Quanta Services, Inc.	5,170	197,442
		551,205
Electrical Equipment (0.5%)
AMETEK, Inc.	8,321	755,880
Eaton Corp. PLC (c)	15,578	1,297,336
Emerson Electric Co.	22,603	1,508,072
Rockwell Automation, Inc.	4,373	716,428
		4,277,716
Industrial Conglomerates (1.5%)
3M Co.	21,278	3,688,329
General Electric Co.	321,913	3,380,086
Honeywell International, Inc.	26,913	4,698,741
Roper Technologies, Inc.	3,874	1,418,891
Textron, Inc.	8,530	452,431
		13,638,478
Machinery (1.6%)
Caterpillar, Inc.	21,067	2,871,221
Cummins, Inc.	5,375	920,952
Deere & Co.	11,713	1,940,961
Dover Corp.	5,285	529,557
Flowserve Corp.	4,840	255,020
Fortive Corp.	10,792	879,764
Illinois Tool Works, Inc.	11,101	1,674,142
Ingersoll-Rand PLC (c)	8,906	1,128,123
PACCAR, Inc.	12,751	913,737

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Parker Hannifin Corp.	4,691	$797,517
Pentair PLC (c)	5,793	215,500
Snap-On, Inc.	2,043	338,402
Stanley Black & Decker, Inc.	5,583	807,358
Wabtec Corp.	5,971	428,479
Xylem, Inc.	6,641	555,453
		14,256,186
Professional Services (0.3%)
Equifax, Inc.	4,436	599,925
IHS Markit, Ltd. (b) (c)	13,366	851,681
Nielsen Holdings PLC (c)	13,072	295,427
Robert Half International, Inc.	4,368	249,020
United Rentals, Inc. (b)	2,873	381,046
Verisk Analytics, Inc.	6,013	880,664
		3,257,763
Road & Rail (1.0%)
CSX Corp.	28,375	2,195,374
JB Hunt Transport Services, Inc.	3,190	291,598
Kansas City Southern	3,686	449,028
Norfolk Southern Corp.	9,836	1,960,610
Union Pacific Corp.	26,129	4,418,675
		9,315,285
Trading Companies & Distributors (0.1%)
Fastenal Co.	21,046	685,889
WW Grainger, Inc.	1,689	453,041
		1,138,930
Information Technology (26.2%)
Communications Equipment (1.2%)
Arista Networks, Inc. (b)	1,918	497,951
Cisco Systems, Inc.	158,016	8,648,216
F5 Networks, Inc. (b)	2,160	314,561
Juniper Networks, Inc.	12,695	338,068
Motorola Solutions, Inc.	6,110	1,018,720
		10,817,516
Computers & Peripherals (3.6%)
Apple, Inc. (d)	161,349	31,934,194
NetApp, Inc.	9,082	560,360
Western Digital Corp.	10,815	514,253
		33,008,807
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. – Class A	10,955	1,051,023
Corning, Inc.	28,934	961,477
FLIR Systems, Inc.	4,929	266,659
IPG Photonics Corp. (b)	1,326	204,535
Keysight Technologies, Inc. (b)	6,899	619,599
Seagate Technology PLC (c)	9,299	438,169
TE Connectivity, Ltd. (c)	12,362	1,184,032
		4,725,494
Interactive Media & Services (4.8%)
Akamai Technologies, Inc. (b)	6,057	485,408
Alphabet, Inc. – Class A (b)	11,110	12,029,908
Alphabet, Inc. – Class C (b)	11,305	12,219,687
eBay, Inc.	30,240	1,194,480
	Shares	Value(a)
Facebook, Inc. – Class A (b)	88,686	$17,116,398
Twitter, Inc. (b)	26,954	940,695
		43,986,576
IT Services (5.2%)
Accenture PLC – Class A (c)	23,545	4,350,410
Alliance Data Systems Corp.	1,616	226,450
Automatic Data Processing, Inc.	16,021	2,648,752
Broadridge Financial Solutions, Inc.	4,220	538,810
Cognizant Technology Solutions Corp. – Class A	21,014	1,332,078
DXC Technology Co.	9,866	544,110
Fidelity National Information Services, Inc.	11,976	1,469,216
Fiserv, Inc. (b)	14,401	1,312,795
FleetCor Technologies, Inc. (b)	3,158	886,924
Gartner, Inc. (b)	3,310	532,711
Global Payments, Inc.	5,775	924,751
International Business Machines Corp.	32,726	4,512,915
Jack Henry & Associates, Inc.	2,870	384,350
Mastercard, Inc. – Class A	33,197	8,781,602
Paychex, Inc.	11,753	967,154
PayPal Holdings, Inc. (b)	43,370	4,964,130
The Western Union Co.	15,898	316,211
Total System Services, Inc.	6,038	774,494
VeriSign, Inc. (b)	3,885	812,587
Visa, Inc. – Class A	64,192	11,140,522
		47,420,972
Office Electronics (0.0%)
Xerox Corp.	7,213	255,412
Semiconductors & Semiconductor Equipment (3.7%)
Advanced Micro Devices, Inc. (b)	32,738	994,253
Analog Devices, Inc.	13,649	1,540,563
Applied Materials, Inc.	34,554	1,551,820
Broadcom, Inc.	14,668	4,222,331
Intel Corp.	165,260	7,910,996
KLA-Tencor Corp.	5,919	699,626
Lam Research Corp.	5,534	1,039,507
Maxim Integrated Products, Inc.	10,020	599,396
Microchip Technology, Inc.	8,782	761,399
Micron Technology, Inc. (b)	40,851	1,576,440
NVIDIA Corp.	22,480	3,691,890
Qorvo, Inc. (b)	4,337	288,888
QUALCOMM, Inc.	44,875	3,413,641
Skyworks Solutions, Inc.	6,347	490,433
Texas Instruments, Inc.	34,632	3,974,368
Xilinx, Inc.	9,393	1,107,623
		33,863,174
Software (7.0%)
Activision Blizzard, Inc.	28,275	1,334,580
Adobe, Inc. (b)	18,037	5,314,602
ANSYS, Inc. (b)	3,130	641,087
Autodesk, Inc. (b)	8,119	1,322,585

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Cadence Design Systems, Inc. (b)	10,373	$734,512
Citrix Systems, Inc.	4,565	448,009
Electronic Arts, Inc. (b)	10,897	1,103,430
Fortinet, Inc. (b)	5,340	410,272
Intuit, Inc.	9,628	2,516,085
Microsoft Corp.	282,860	37,891,926
Oracle Corp.	89,571	5,102,860
Red Hat, Inc. (b)	6,601	1,239,404
Salesforce.com, Inc. (b)	28,665	4,349,341
Symantec Corp.	22,819	496,541
Synopsys, Inc. (b)	5,480	705,221
Take-Two Interactive Software, Inc. (b)	4,111	466,722
		64,077,177
Technology Hardware Storage & Peripherals (0.2%)
Hewlett Packard Enterprise Co.	49,432	739,008
HP, Inc.	55,602	1,155,966
		1,894,974
Materials (2.7%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	8,177	1,851,028
Albemarle Corp.	3,828	269,529
Celanese Corp.	4,676	504,073
CF Industries Holdings, Inc.	8,097	378,211
Corteva, Inc. (b)	27,640	817,315
Dow,Inc.	27,640	1,362,928
DuPont de Nemours, Inc.	27,540	2,067,428
Eastman Chemical Co.	5,047	392,808
Ecolab, Inc.	9,416	1,859,095
FMC Corp.	4,820	399,819
International Flavors & Fragrances, Inc.	3,754	544,668
Linde PLC (c)	20,035	4,023,028
LyondellBasell Industries NV-Class A (c)	11,193	964,053
PPG Industries, Inc.	8,675	1,012,459
The Mosaic Co.	13,042	326,441
The Sherwin-Williams Co.	3,001	1,375,328
		18,148,211
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,322	534,315
Vulcan Materials Co.	4,892	671,721
		1,206,036
Containers & Packaging (0.3%)
Amcor PLC (b) (c)	51,558	592,401
Ball Corp.	12,295	860,527
International Paper Co.	14,619	633,295
Packaging Corp. of America	3,460	329,807
Sealed Air Corp.	5,698	243,761
WestRock Co.	9,391	342,490
		3,002,281
Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	53,547	621,681
Newmont Mining Corp.	30,255	1,163,910
Nucor Corp.	11,230	618,773
		2,404,364
	Shares	Value(a)
Real Estate (3.0%)
Health Care REITs (0.3%)
HCP, Inc.	17,570	$561,889
Ventas, Inc.	13,636	932,020
Welltower, Inc.	14,947	1,218,629
		2,712,538
Hotels & Resort REITs (0.1%)
Host Hotels & Resorts, Inc.	27,348	498,281
Industrial REITs (0.2%)
Duke Realty Corp.	13,211	417,600
ProLogis, Inc.	23,284	1,865,048
		2,282,648
Office REITs (0.2%)
Alexandria Real Estate Equities, Inc.	4,203	593,001
Boston Properties, Inc.	5,650	728,850
SL Green Realty Corp.	3,112	250,111
Vornado Realty Trust	6,407	410,689
		1,982,651
Real Estate Services (0.1%)
CBRE Group, Inc. – Class A (b)	11,486	589,232
Residential REITs (0.4%)
Apartment Investment & Management Co. – Class A	5,668	284,080
AvalonBay Communities, Inc.	5,125	1,041,297
Equity Residential	13,605	1,032,892
Essex Property Trust, Inc.	2,490	726,906
Mid-America Apartment Communities, Inc.	4,190	493,414
UDR, Inc.	10,401	466,901
		4,045,490
Retail REITs (0.4%)
Federal Realty Investment Trust	2,700	347,652
Kimco Realty Corp.	15,497	286,385
Realty Income Corp.	11,620	801,431
Regency Centers Corp.	6,092	406,580
Simon Property Group, Inc.	11,363	1,815,353
The Macerich Co.	3,910	130,946
		3,788,347
Specialized REITs (1.3%)
American Tower Corp.	16,324	3,337,442
Crown Castle International Corp.	15,283	1,992,139
Digital Realty Trust, Inc.	7,643	900,269
Equinix, Inc.	3,149	1,588,009
Extra Space Storage, Inc.	4,646	492,941
Iron Mountain, Inc.	10,531	329,620
Public Storage	5,511	1,312,555
SBA Communications Corp. (b)	4,190	942,080
Weyerhaeuser Co.	27,454	723,138
		11,618,193
Utilities (3.4%)
Electric Utilities (1.9%)
Alliant Energy Corp.	8,644	424,248
American Electric Power Co., Inc.	18,141	1,596,589

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Duke Energy Corp.	26,874	$2,371,362
Edison International	11,982	807,707
Entergy Corp.	6,968	717,216
Evergy, Inc.	9,010	541,951
Eversource Energy	11,852	897,908
Exelon Corp.	35,841	1,718,218
FirstEnergy Corp.	18,636	797,807
NextEra Energy, Inc.	17,686	3,623,154
Pinnacle West Capital Corp.	4,150	390,473
PPL Corp.	26,641	826,137
The Southern Co.	38,420	2,123,858
Xcel Energy, Inc.	18,910	1,124,956
		17,961,584
Gas Utilities (0.2%)
Atmos Energy Corp.	4,258	449,475
ONEOK, Inc.	15,137	1,041,577
		1,491,052
Independent Power Producers & Energy Traders (0.1%)
AES Corp.	24,500	410,620
NRG Energy, Inc.	9,861	346,318
		756,938
Multi-Utilities (1.1%)
Ameren Corp.	8,997	675,765
CenterPoint Energy, Inc.	18,536	530,686
CMS Energy Corp.	10,422	603,538
	Shares	Value(a)
Consolidated Edison, Inc.	12,074	$1,058,648
Dominion Energy, Inc.	29,617	2,289,986
DTE Energy Co.	6,720	859,354
NiSource, Inc.	13,699	394,531
Public Service Enterprise Group, Inc.	18,588	1,093,346
Sempra Energy	10,156	1,395,841
WEC Energy Group, Inc.	11,601	967,175
		9,868,870
Water Utilities (0.1%)
American Water Works Co., Inc.	6,620	767,920
Total common stocks (cost: $337,042,927)		901,817,468
Short-Term Securities (1.5%)
Investment Companies (1.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.310%	13,711,535	13,711,535
Total short-term securities (cost: $13,711,535)		13,711,535
Total investments in securities (cost: $350,754,462) (e)		915,529,003
Liabilities in excess of cash and other assets (0.0%)		(292,882)
Total net assets (100.0%)		$915,236,121

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 3.9% of net assets in foreign securities at June 30, 2019.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2019, securities with an aggregate market value of $6,927,200 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 500® E-Mini Index Future	September 2019	87	Long	$12,547,865	$12,807,270	$259,405

(e)  At June 30, 2019 the cost of investments for federal income tax purposes was $353,637,461. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$573,674,114
Gross unrealized depreciation	(11,523,167)
Net unrealized appreciation	$562,150,947

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities

June 30, 2019
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (44.6%)
Argentina (2.8%)
Government (2.8%)
Argentina POM Politica Monetaria (ARS) 63.705%, 06/21/20 (c)	160,000	$3,689
Argentina Treasury Bill (ARS)
2.973%, 10/31/19 (d)	10,904,000	324,807
3.052%, 04/30/20 (d)	8,419,000	225,557
3.174%, 07/31/20 (d)	1,796,000	41,366
3.176%, 02/28/20 (d)	53,000	1,235
Argentine Bonos del Tesoro (ARS)
15.500%, 10/17/26	59,411,000	992,644
16.000%, 10/17/23	29,346,000	489,604
18.200%, 10/03/21	28,501,000	464,343
Bonos de la Nacion Argentina con Ajuste por CER (ARS)
4.000%, 03/06/20	58,000	1,932
Bonos De La Nacion Argentina En Moneda Dua (USD) 4.500%, 02/13/20	369,000	319,738
		2,864,915
Brazil (11.8%)
Government (11.8%)
Brazil Letras do Tesouro Nacional (BRL) 1.209%, 07/01/21 (d)	4,460,000	1,034,361
Brazil Notas do Tesouro Nacional Serie F (BRL)
10.000%, 01/01/21	4,840,000	1,332,545
10.000%, 01/01/23	5,209,000	1,494,637
10.000%, 01/01/27	28,530,000	8,542,050
		12,403,593
Ghana (1.5%)
Government (1.5%)
Ghana Government Bond (GHS)
18.750%, 01/24/22	960,000	176,151
19.000%, 11/02/26	2,890,000	516,488
19.750%, 03/25/24	960,000	175,000
19.750%, 03/15/32	2,890,000	508,889
21.500%, 03/09/20	100,000	18,811
24.500%, 06/21/21	50,000	10,043
24.750%, 03/01/21	100,000	19,934
24.750%, 07/19/21	160,000	32,036
Republic of Ghana Government Bonds (GHS)
16.250%, 05/17/21	130,000	23,020
16.500%, 03/22/21	100,000	17,849
17.600%, 11/28/22	50,000	8,829
18.250%, 09/21/20	50,000	9,175
		1,516,225
	Principal(b)	Value(a)
Indonesia (8.3%)
Government (8.3%)
Indonesia Treasury Bond (IDR)
6.125%, 05/15/28	228,000,000	$14,858
7.000%, 05/15/27	44,554,000,000	3,077,994
8.375%, 03/15/24	21,929,000,000	1,636,020
8.375%, 09/15/26	25,590,000,000	1,923,189
9.000%, 03/15/29	2,228,000,000	173,738
9.500%, 07/15/23	18,680,000,000	1,438,447
10.000%, 09/15/24	1,959,000,000	156,142
10.000%, 02/15/28	76,000,000	6,262
10.250%, 07/15/22	2,658,000,000	203,078
11.500%, 09/15/19	466,000,000	33,435
		8,663,163
Mexico (13.1%)
Government (13.1%)
Mexican Bonos (MXN)
5.000%, 12/11/19	100,870,000	5,174,171
6.500%, 06/10/21	20,100,000	1,026,351
6.500%, 06/09/22	38,750,000	1,964,906
7.250%, 12/09/21	40,200,000	2,082,039
8.000%, 06/11/20	44,930,000	2,341,959
8.000%, 12/07/23	10,020,000	532,673
10.000%, 12/05/24	9,340,000	542,048
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,727,426	88,786
		13,752,933
Philippines (0.0%)
Government (0.0%)
Philippine Government Bond (PHP) 3.375%, 08/20/20	1,600,000	30,654
South Korea (7.1%)
Government (7.1%)
Korea Treasury Bond (KRW)
3.000%, 03/10/23	967,000,000	880,928
3.000%, 09/10/24	2,419,000,000	2,243,165
3.375%, 09/10/23	2,729,000,000	2,538,254
3.500%, 03/10/24	1,785,000,000	1,683,691
4.250%, 06/10/21	139,300,000	126,923
		7,472,961
Total long-term debt securities (cost: $50,712,515)		46,704,444

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities – continued

	Principal(b)	Value(a)
Short-Term Securities (49.6%)
Argentina (1.2%)
Argentina Treasury Bill (ARS)
2.930%, 09/30/19 (d)	28,716,100	$902,220
3.091%, 07/31/19 (d)	2,171,700	56,873
3.419%, 07/31/19 (d)	1,737,000	45,489
9.435%, 07/19/19 (d)	2,895,500	73,988
10.244%, 07/19/19 (d)	6,513,800	166,445
		1,245,015
Mexico (1.7%)
Mexico Cetes (MXN)
8.273%, 04/02/20 (d)	18,029,600	883,065
8.365%, 01/02/20 (d)	8,447,900	421,783
8.395%, 01/02/20 (d)	1,776,000	88,671
8.466%, 01/02/20 (d)	1,776,000	88,671
8.578%, 01/02/20 (d)	3,640,800	181,776
8.790%, 11/07/19 (d)	1,928,700	97,470
		1,761,436
United States (46.7%)
Federal Home Loan Bank (USD)
2.130%, 07/01/19 (d)	15,110,000	15,110,000
U.S. Treasury Bill (USD)
2.347%, 09/05/19 (d)	5,470,000	5,449,016
2.351%, 08/29/19 (d)	5,980,000	5,959,419
2.360%, 11/29/19 (d)	5,470,000	5,422,621
2.433%, 09/26/19 (d)	3,400,000	3,382,950
2.452%, 10/10/19 (d)	13,800,000	13,718,889
		49,042,895
Total short-term securities (cost: $52,095,609)		52,049,346
Total investments in securities (cost: $102,808,124) (e)		98,753,790
Cash and other assets in excess of liabilities (5.8%)		6,108,611
Total net assets (100.0%)		$104,862,401

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities – continued

Foreign Forward Currency Contracts

On June 30, 2019, SFT International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
07/15/19	998,750	AUD	714,546	USD	$13,356	$–	JPM
07/16/19	309,658	USD	33,759,667	JPY	4,039	–	CIT
07/16/19	9,980,000	JPY	89,780	USD	–	(2,955)	CIT
07/16/19	23,779,667	JPY	215,100	USD	–	(5,863)	CIT
07/17/19	85,097,000	JPY	764,986	USD	–	(25,802)	DBK
07/17/19	773,775	USD	85,097,000	JPY	17,013	–	DBK
07/17/19	125,282	USD	13,784,700	JPY	2,816	–	GSC
07/17/19	13,784,700	JPY	123,907	USD	–	(4,191)	GSC
07/17/19	324,036	USD	35,690,000	JPY	7,624	–	HSB
07/17/19	35,690,000	JPY	320,955	USD	–	(10,705)	HSB
07/17/19	18,200,000	JPY	163,672	USD	–	(5,457)	MSC
07/17/19	165,766	USD	18,200,000	JPY	3,362	–	MSC
07/18/19	320,187	USD	35,200,000	JPY	6,944	–	CIT
07/18/19	35,200,000	JPY	316,547	USD	–	(10,584)	CIT
07/18/19	213,150	USD	23,475,000	JPY	5,015	–	HSB
07/18/19	23,475,000	JPY	211,107	USD	–	(7,058)	HSB
07/22/19	678,133	USD	74,662,400	JPY	15,951	–	HSB
07/22/19	74,662,400	JPY	671,424	USD	–	(22,659)	HSB
07/29/19	514,234,382	KRW	432,748	USD	–	(13,172)	CIT
07/31/19	690,867	EUR	775,995	USD	–	(12,638)	BCB
07/31/19	933,984	USD	102,442,130	JPY	18,998	–	BCB
07/31/19	102,442,130	JPY	922,935	USD	–	(30,046)	BCB
07/31/19	707,171	USD	77,666,000	JPY	15,328	–	CIT
07/31/19	77,666,000	JPY	699,672	USD	–	(22,826)	CIT
07/31/19	37,559,500	JPY	338,407	USD	–	(10,995)	DBK
07/31/19	344,599	USD	37,559,500	JPY	4,803	–	DBK
07/31/19	52,800,000	JPY	475,731	USD	–	(15,448)	GSC
07/31/19	480,393	USD	52,800,000	JPY	10,786	–	GSC
08/02/19	366,500	EUR	412,006	USD	–	(6,427)	JPM
08/13/19	239,311	EUR	271,089	USD	–	(2,357)	JPM
08/16/19	610,000,000	KRW	515,420	USD	–	(13,936)	DBK
08/19/19	2,133,000,000	KRW	1,909,067	USD	57,830	–	HSB
08/21/19	1,071,500,000	KRW	902,886	USD	–	(27,147)	CIT
08/21/19	626,305	EUR	704,314	USD	–	(11,756)	JPM
08/21/19	317,000	EUR	356,856	USD	–	(5,578)	SCB
08/26/19	435,531,237	KRW	388,538	USD	10,431	–	CIT
08/28/19	514,234,381	KRW	433,142	USD	–	(13,327)	CIT
08/28/19	616,157	EUR	691,402	USD	–	(13,436)	UBS
09/06/19	352,461	USD	37,884,840	JPY	877	–	HSB
09/06/19	303,134	USD	32,548,430	JPY	433	–	JPM
09/10/19	607,000,000	KRW	515,193	USD	–	(12,112)	DBK
09/12/19	1,160,000	AUD	87,334,196	JPY	10,041	–	JPM
09/12/19	520,000	AUD	39,066,612	JPY	4,492	–	JPM
09/12/19	1,160,000	AUD	87,334,196	JPY	–	(10,937)	JPM
09/12/19	520,000	AUD	39,066,612	JPY	–	(5,670)	JPM
09/20/19	508,500,000	KRW	451,811	USD	9,876	–	CIT
09/20/19	1,517,000	AUD	1,081,439	USD	14,365	–	JPM
09/23/19	82,147	EUR	94,729	USD	576	–	GSC
09/25/19	317,259	EUR	360,238	USD	–	(3,445)	JPM
09/30/19	345,433	EUR	396,348	USD	220	–	BCB
09/30/19	645,663	EUR	737,431	USD	–	(2,988)	SCB
10/04/19	18,750	EUR	21,331	USD	–	(177)	GSC
10/08/19	371,425	EUR	422,915	USD	–	(3,273)	BOA
10/08/19	111,700	AUD	79,749	USD	1,144	–	CIT
10/08/19	725,882	EUR	826,598	USD	–	(6,309)	DBK
10/08/19	51,000	EUR	58,069	USD	–	(451)	GSC
10/09/19	228,417	EUR	260,168	USD	–	(1,946)	UBS
10/11/19	335,000	EUR	383,603	USD	–	(875)	BCB
10/11/19	1,578,954	EUR	1,807,887	USD	–	(4,274)	HSB
10/11/19	238,750	AUD	171,348	USD	3,324	–	JPM
10/11/19	558,391	EUR	639,531	USD	–	(1,333)	JPM
10/15/19	119,438	EUR	136,673	USD	–	(446)	BOA

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities – continued

Settlement Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
10/15/19	658,543	AUD	471,951	USD	$8,451	$–	CIT
10/15/19	55,874	EUR	63,887	USD	–	(258)	CIT
10/15/19	717,825	EUR	821,694	USD	–	(2,396)	DBK
10/15/19	717,825	EUR	819,469	USD	–	(4,621)	DBK
10/15/19	78,270	EUR	89,485	USD	–	(372)	GSC
10/15/19	998,750	AUD	715,869	USD	12,921	–	JPM
10/16/19	294,825	EUR	338,872	USD	377	–	BOA
10/16/19	107,000	EUR	122,978	USD	129	–	GSC
10/16/19	602,000	EUR	691,174	USD	4	–	HSB
10/17/19	160,000	EUR	183,774	USD	61	–	SCB
10/21/19	300,614	USD	32,259,220	JPY	1,253	–	HSB
10/21/19	1,061,932	USD	113,905,000	JPY	3,939	–	HSB
10/21/19	857,789	USD	92,087,920	JPY	3,929	–	JPM
10/23/19	82,167	EUR	94,274	USD	–	(113)	GSC
10/23/19	2,055,500	AUD	1,484,205	USD	37,237	–	JPM
10/23/19	642,000	EUR	736,856	USD	–	(623)	JPM
10/23/19	20,675	EUR	23,751	USD	1	–	UBS
10/24/19	815,540	EUR	931,020	USD	–	(5,876)	DBK
10/25/19	1,514,253	EUR	1,723,038	USD	–	(16,672)	HSB
10/29/19	1,416,728	EUR	1,603,098	USD	–	(25,050)	BOA
10/29/19	104,034	EUR	117,725	USD	–	(1,834)	GSC
10/29/19	535,000	EUR	605,235	USD	–	(9,604)	JPM
10/29/19	633,107	EUR	716,424	USD	–	(11,162)	SCB
10/30/19	130,740	EUR	147,998	USD	–	(2,264)	DBK
10/31/19	1,416,728	EUR	1,601,936	USD	–	(26,454)	BOA
10/31/19	37,500	EUR	42,389	USD	–	(714)	GSC
11/04/19	76,884	EUR	87,056	USD	–	(1,341)	CIT
11/08/19	358,966	EUR	407,638	USD	–	(5,204)	JPM
11/13/19	656,229	AUD	459,229	USD	–	(2,932)	CIT
11/13/19	238,750	AUD	167,310	USD	–	(834)	JPM
11/14/19	158,000	EUR	180,197	USD	–	(1,597)	HSB
11/15/19	3,074,985	EUR	3,514,400	USD	–	(23,941)	CIT
11/15/19	250,000,000	KRW	213,968	USD	–	(3,808)	CIT
11/15/19	656,229	AUD	459,688	USD	–	(2,493)	CIT
11/15/19	35,616	EUR	40,712	USD	–	(271)	JPM
11/15/19	1,520,000	AUD	1,064,836	USD	–	(5,698)	JPM
11/20/19	615,483	EUR	698,487	USD	–	(10,004)	BOA
11/20/19	168,000	EUR	190,571	USD	–	(2,816)	GSC
11/20/19	200,000	AUD	138,661	USD	–	(2,214)	JPM
11/20/19	1,496,834	EUR	1,699,692	USD	–	(23,334)	JPM
11/21/19	403,000	AUD	278,695	USD	–	(5,175)	CIT
11/21/19	82,147	EUR	93,167	USD	–	(1,401)	GSC
11/21/19	170,000	AUD	117,404	USD	–	(2,343)	JPM
11/21/19	626,305	EUR	709,534	USD	–	(11,467)	JPM
11/21/19	53,988	EUR	61,187	USD	–	(964)	UBS
11/22/19	2,055,500	AUD	1,427,565	USD	–	(20,340)	JPM
11/29/19	345,433	EUR	390,581	USD	–	(7,318)	BCB
11/29/19	524,000	EUR	592,453	USD	–	(11,135)	BNP
11/29/19	1,494,000,000	KRW	1,263,959	USD	–	(38,205)	DBK
11/29/19	130,792	EUR	147,896	USD	–	(2,761)	DBK
11/29/19	233,966	EUR	264,680	USD	–	(4,822)	GSC
11/29/19	599,000	EUR	677,481	USD	–	(12,499)	MSC
12/03/19	111,700	AUD	77,755	USD	–	(945)	CIT
12/04/19	1,285,695	EUR	1,456,403	USD	–	(25,122)	BOA
12/04/19	18,750	EUR	21,257	USD	–	(349)	GSC
12/05/19	35,002	EUR	39,749	USD	–	(587)	JPM
12/05/19	294,961	USD	31,473,820	JPY	545	–	JPM
12/05/19	3,236,680	EUR	3,675,509	USD	–	(54,443)	SCB
12/05/19	158,417	EUR	179,703	USD	–	(2,856)	UBS
12/06/19	354,745	USD	37,884,850	JPY	980	–	HSB
12/06/19	551,592	USD	58,784,280	JPY	371	–	HSB
12/06/19	306,921	USD	32,741,870	JPY	513	–	JPM
12/09/19	371,660	EUR	425,302	USD	–	(3,127)	BOA
12/09/19	725,882	EUR	829,915	USD	–	(6,841)	DBK
12/11/19	3,116,000	EUR	3,577,012	USD	–	(15,475)	DBK
12/12/19	1,900,000	AUD	142,671,000	JPY	19,506	–	HSB
12/12/19	670,000	AUD	50,156,870	JPY	8,933	–	HSB
12/12/19	1,900,000	AUD	142,671,000	JPY	–	(18,227)	HSB

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities – continued

Settlement Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
12/12/19	670,000	AUD	50,156,870	JPY	$–	$(9,923)	HSB
12/12/19	1,160,000	AUD	86,946,756	JPY	15,485	–	JPM
12/12/19	1,160,000	AUD	86,946,756	JPY	–	(16,185)	JPM
12/18/19	307,741	EUR	350,825	USD	–	(4,160)	BOA
12/18/19	115,000	EUR	131,054	USD	–	(1,601)	DBK
12/18/19	78,270	EUR	89,134	USD	–	(1,152)	GSC
12/19/19	1,417,276	USD	151,865,000	JPY	10,064	–	HSB
12/20/19	696,567	USD	74,598,450	JPY	4,617	–	JPM
03/06/20	357,096	USD	37,884,840	JPY	811	–	HSB
03/06/20	339,518	USD	35,981,110	JPY	404	–	JPM
03/12/20	1,520,000	AUD	113,430,851	JPY	26,666	–	JPM
03/12/20	1,520,000	AUD	113,430,851	JPY	–	(27,687)	JPM
03/13/20	650,000	AUD	48,327,825	JPY	11,390	–	HSB
03/13/20	650,000	AUD	48,327,825	JPY	–	(13,496)	HSB
03/23/20	999,174	USD	106,255,510	JPY	5,730	–	HSB
03/23/20	1,072,855	USD	113,905,000	JPY	4,394	–	HSB
03/23/20	700,162	USD	74,438,000	JPY	3,830	–	JPM
03/23/20	701,364	USD	74,598,450	JPY	4,146	–	JPM
03/24/20	367,214	USD	38,681,250	JPY	–	(1,365)	JPM
06/08/20	359,168	USD	37,884,850	JPY	749	–	HSB
06/08/20	341,516	USD	35,981,110	JPY	314	–	JPM
06/12/20	660,000	AUD	48,934,710	JPY	14,031	–	HSB
06/12/20	660,000	AUD	48,934,710	JPY	–	(15,676)	HSB
06/12/20	650,000	AUD	48,145,435	JPY	13,805	–	JPM
06/12/20	1,170,000	AUD	86,849,802	JPY	24,903	–	JPM
06/12/20	650,000	AUD	48,145,435	JPY	–	(15,879)	JPM
06/12/20	1,170,000	AUD	86,849,802	JPY	–	(26,850)	JPM
06/15/20	35,002	EUR	40,677	USD	–	(189)	JPM
06/22/20	705,410	USD	74,598,450	JPY	3,872	–	JPM
06/24/20	1,800,566	USD	188,517,750	JPY	–	(7,932)	BNP
					$484,005	$(931,596)

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities – continued

At June 30, 2019, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Counter-party	Payment Frequency (Pay/Rec)	Maturity Date	Notional Amount	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)(a)
Centrally Cleared Swaps
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.816%	CIT	Quarterly/ Semi-Annually	02/03/25	$440,000	$(2,278)	$–	$(2,278)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.914%	CIT	Quarterly/ Semi-Annually	01/22/25	704,000	(7,647)	–	(7,647)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.936%	CIT	Quarterly/ Semi-Annually	01/29/25	320,000	(3,907)	–	(3,907)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.941%	CIT	Quarterly/ Semi-Annually	01/30/25	270,000	(3,355)	–	(3,355)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.969%	CIT	Quarterly/ Semi-Annually	01/23/25	880,000	(12,352)	–	(12,352)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.973%	CIT	Quarterly/ Semi-Annually	01/27/25	1,300,000	(18,456)	–	(18,456)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.977%	CIT	Quarterly/ Semi-Annually	03/27/25	750,000	(11,904)	–	(11,904)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.985%	CIT	Quarterly/ Semi-Annually	03/27/25	750,000	(12,218)	–	(12,218)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.378%	CIT	Quarterly/ Semi-Annually	11/18/46	3,200,000	(116,416)	–	(116,416)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.537%	GSC	Quarterly/ Semi-Annually	04/13/47	1,700,000	(120,831)	–	(120,831)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.695%	CIT	Quarterly/ Semi-Annually	05/09/24	1,704,000	(74,857)	–	(74,857)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.793%	CIT	Quarterly/ Semi-Annually	03/13/47	2,000,000	(266,507)	–	(266,507)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.979%	CIT	Quarterly/ Semi-Annually	02/20/48	1,514,000	(268,893)	–	(268,893)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.002%	HSB	Quarterly/ Semi-Annually	02/22/48	1,514,000	(276,422)	–	(276,422)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.019%	HSB	Quarterly/ Semi-Annually	02/23/48	1,514,000	(281,891)	–	(281,891)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.387%	CIT	Quarterly/ Semi-Annually	05/09/44	2,028,000	(470,462)	–	(470,462)
Net unrealized appreciation (depreciation)					$(1,948,396)	$–	$(1,948,396)

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)  Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.

(c)  Variable rate security.

(d)  Rate represents annualized yield at date of purchase.

(e)  At June 30, 2019 the cost of investments for federal income tax purposes was $102,808,124. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$2,288,148
Gross unrealized depreciation	(8,738,469)
Net unrealized depreciation	$(6,450,321)

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities – continued

Currency Legend

ARS  Argentine Peso

AUD  Australian Dollar

BRL  Brazilian Real

EUR  Euro

GHS  Ghanaian Cedi

IDR  Indonesian Rupiah

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

PHP  Philippine Peso

USD  United States Dollar

Counterparty Legend

BCB  Barclays Bank PLC

BNP  BNP Paribas SA

BOA  Bank of America Merrill Lynch

CIT  Citibank NA

DBK  Deutsche Bank AG

GSC  Goldman Sachs

HSB  HSBC Bank PLC

JPM  JPMorgan Chase Bank NA

MSC  Morgan Stanley and Co., Inc.

SCB  Standard Chartered Bank

UBS  UBS AG

See accompanying notes to financial statements.

SFT IvySM Growth Fund
Investments in Securities

June 30, 2019
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.6%)
Consumer Discretionary (18.6%)
Automobiles (2.0%)
Ferrari NV (b)	66,700	$10,766,714
Internet & Catalog Retail (7.5%)
Amazon.com, Inc. (c)	14,161	26,815,695
Booking Holdings, Inc. (c)	6,809	12,764,900
		39,580,595
Media (0.7%)
Comcast Corp. – Class A	89,900	3,800,972
Specialty Retail (3.1%)
The Home Depot, Inc.	59,900	12,457,403
Ulta Salon Cosmetics & Fragrance, Inc. (c)	11,063	3,837,644
		16,295,047
Textiles, Apparel & Luxury Goods (5.3%)
NIKE, Inc. – Class B	160,800	13,499,160
VF Corp.	166,700	14,561,245
		28,060,405
Consumer Staples (2.8%)
Beverages (0.5%)
Monster Beverage Corp. (c)	40,500	2,585,115
Personal Care (2.3%)
The Estee Lauder Cos., Inc. – Class A	66,900	12,250,059
Financial (5.2%)
Capital Markets (5.2%)
CME Group, Inc.	102,200	19,838,042
S&P Global, Inc.	34,195	7,789,279
		27,627,321
Health Care (13.0%)
Health Care Equipment & Supplies (4.9%)
ABIOMED, Inc. (c)	18,400	4,793,016
Danaher Corp.	95,300	13,620,276
Intuitive Surgical, Inc. (c)	14,400	7,553,520
		25,966,812
Health Care Providers & Services (1.7%)
UnitedHealth Group, Inc.	36,300	8,857,563
Life Sciences Tools & Services (1.4%)
Illumina, Inc. (c)	20,400	7,510,260
Pharmaceuticals (5.0%)
Pfizer, Inc.	227,500	9,855,300
Zoetis, Inc.	143,400	16,274,466
		26,129,766
Industrials (12.3%)
Aerospace & Defense (2.8%)
Northrop Grumman Corp.	25,102	8,110,707
The Boeing Co.	19,100	6,952,591
		15,063,298
	Shares	Value(a)
Machinery (1.6%)
Caterpillar, Inc.	34,200	$4,661,118
Stanley Black & Decker, Inc.	26,300	3,803,243
		8,464,361
Professional Services (5.8%)
CoStar Group, Inc. (c)	26,400	14,627,184
Verisk Analytics, Inc.	109,400	16,022,724
		30,649,908
Road & Rail (2.1%)
JB Hunt Transport Services, Inc.	55,800	5,100,678
Union Pacific Corp.	35,242	5,959,775
		11,060,453
Information Technology (45.2%)
Computers & Peripherals (4.6%)
Apple, Inc.	122,566	24,258,262
Interactive Media & Services (8.6%)
Alphabet, Inc. – Class A (c)	21,500	23,280,200
Alphabet, Inc. – Class C (c)	6,944	7,505,839
Facebook, Inc. – Class A (c)	77,359	14,930,287
		45,716,326
IT Services (15.6%)
Broadridge Financial Solutions, Inc.	62,100	7,928,928
FleetCor Technologies, Inc. (c)	23,900	6,712,315
Mastercard, Inc. – Class A	57,452	15,197,778
PayPal Holdings, Inc. (c)	141,825	16,233,289
VeriSign, Inc. (c)	50,500	10,562,580
Visa, Inc. – Class A	148,600	25,789,530
		82,424,420
Software (16.4%)
Adobe, Inc. (c)	53,100	15,645,915
Electronic Arts, Inc. (c)	79,300	8,029,918
Intuit, Inc.	44,400	11,603,052
Microsoft Corp.	341,300	45,720,548
Salesforce.com, Inc. (c)	39,652	6,016,398
		87,015,831
Real Estate (2.5%)
Specialized REITs (2.5%)
American Tower Corp.	39,700	8,116,665
Equinix, Inc.	10,300	5,194,187
		13,310,852
Total common stocks (cost: $361,847,802)		527,394,340

See accompanying notes to financial statements.

SFT IvySM Growth Fund
Investments in Securities – continued

	Shares	Value(a)
Short-Term Securities (0.5%)
Investment Companies (0.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.310%	2,537,065	$2,537,065
Total short-term securities (cost: $2,537,065)		2,537,065
Total investments in securities (cost: $364,384,867) (d)		529,931,405
Liabilities in excess of cash and other assets (-0.1%)		(491,025)
Total net assets (100.0%)		$529,440,380

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Foreign security: The Fund held 2.0% of net assets in foreign securities at June 30, 2019.

(c)  Non-income producing security.

(d)  At June 30, 2019 the cost of investments for federal income tax purposes was $364,415,862. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$168,065,820
Gross unrealized depreciation	(2,550,277)
Net unrealized appreciation	$165,515,543

See accompanying notes to financial statements.

SFT IvySM Small Cap Growth Fund
Investments in Securities

June 30, 2019
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.2%)
Consumer Discretionary (18.2%)
Distributors (2.2%)
Dorman Products, Inc. (b)	14,212	$1,238,433
Pool Corp.	16,302	3,113,682
		4,352,115
Diversified Consumer Services (2.1%)
Grand Canyon Education, Inc. (b)	35,300	4,130,806
Hotels, Restaurants & Leisure (4.8%)
Eldorado Resorts, Inc. (b)	44,358	2,043,573
Hilton Grand Vacations, Inc. (b)	71,300	2,268,766
PlayAGS, Inc. (b)	79,400	1,544,330
Wingstop, Inc.	38,433	3,641,527
		9,498,196
Household Durables (1.4%)
Installed Building Products, Inc. (b)	46,046	2,726,844
Internet & Catalog Retail (1.9%)
Etsy, Inc. (b)	51,300	3,148,281
Revolve Group, Inc. (b)	3,800	131,100
The Realreal, Inc. (b)	15,180	438,702
		3,718,083
Leisure Equipment & Products (1.4%)
Malibu Boats, Inc. – Class A (b)	3,000	116,550
SeaWorld Entertainment, Inc. (b)	85,800	2,659,800
		2,776,350
Media (1.8%)
Nexstar Media Group, Inc. – Class A	34,900	3,524,900
Multiline Retail (0.8%)
Ollie's Bargain Outlet Holdings, Inc. (b)	17,500	1,524,425
Specialty Retail (1.8%)
Carvana Co. (b)	29,900	1,871,441
Five Below, Inc. (b)	14,600	1,752,292
		3,623,733
Consumer Staples (0.9%)
Food & Staples Retailing (0.9%)
Grocery Outlet Holding Corp. (b)	8,628	283,688
Sprouts Farmers Market, Inc. (b)	79,800	1,507,422
		1,791,110
	Shares	Value(a)
Energy (2.1%)
Energy Equipment & Services (0.9%)
Dril-Quip, Inc. (b)	14,200	$681,600
ProPetro Holding Corp. (b)	46,394	960,356
		1,641,956
Oil, Gas & Consumable Fuels (1.2%)
Magnolia Oil & Gas Corp. – Class A (b)	74,412	861,691
Matador Resources Co. (b)	77,600	1,542,688
		2,404,379
Financial (5.4%)
Capital Markets (2.7%)
Evercore, Inc. – Class A	27,400	2,426,818
LPL Financial Holdings, Inc.	36,300	2,960,991
		5,387,809
Commercial Banks (1.3%)
Heritage Financial Corp.	28,000	827,120
Seacoast Banking Corp. of Florida (b)	63,470	1,614,677
		2,441,797
Insurance (0.6%)
eHealth, Inc. (b)	14,232	1,225,375
Thrifts & Mortgage Finance (0.8%)
Essent Group, Ltd. (b) (c)	34,600	1,625,854
Health Care (22.7%)
Biotechnology (2.9%)
CareDx, Inc. (b)	99,900	3,595,401
Vericel Corp. (b)	109,600	2,070,344
		5,665,745
Health Care Equipment & Supplies (9.1%)
Inogen, Inc. (b)	27,955	1,866,276
Insulet Corp. (b)	27,300	3,259,074
iRhythm Technologies, Inc. (b)	33,400	2,641,272
Merit Medical Systems, Inc. (b)	46,084	2,744,763
Novocure, Ltd. (b) (c)	21,000	1,327,830
Penumbra, Inc. (b)	11,511	1,841,760
STAAR Surgical Co. (b)	49,900	1,466,062
Tactile Systems Technology, Inc. (b)	50,900	2,897,228
		18,044,265
Health Care Providers & Services (9.1%)
AMN Healthcare Services, Inc. (b)	46,995	2,549,479
HealthEquity, Inc. (b)	29,207	1,910,138
HMS Holdings Corp. (b)	62,253	2,016,374
LHC Group, Inc. (b)	20,800	2,487,264
PetIQ, Inc. (b)	96,000	3,164,160
Teladoc Health, Inc. (b)	87,864	5,835,048
		17,962,463

See accompanying notes to financial statements.

SFT IvySM Small Cap Growth Fund
Investments in Securities – continued

	Shares	Value(a)
Health Care Technology (0.8%)
Evolent Health, Inc. – Class A (b)	54,700	$434,865
Omnicell, Inc. (b)	13,900	1,195,817
		1,630,682
Pharmaceuticals (0.8%)
Aerie Pharmaceuticals, Inc. (b)	51,561	1,523,628
Industrials (18.8%)
Aerospace & Defense (3.7%)
Hexcel Corp.	34,900	2,822,712
Mercury Systems, Inc. (b)	63,200	4,446,120
		7,268,832
Air Freight & Logistics (1.2%)
Air Transport Services Group, Inc. (b)	100,570	2,453,908
Building Products (0.5%)
PGT Innovations, Inc. (b)	60,900	1,018,248
Commercial Services & Supplies (4.1%)
Clean Harbors, Inc. (b)	42,600	3,028,860
Healthcare Services Group, Inc.	71,900	2,180,008
The Brink's Co.	34,890	2,832,370
		8,041,238
Electrical Equipment (2.5%)
EnerSys	19,187	1,314,310
Woodward, Inc.	32,200	3,643,752
		4,958,062
Machinery (5.6%)
Crane Co.	20,700	1,727,208
John Bean Technologies Corp.	28,000	3,391,640
RBC Bearings, Inc. (b)	17,223	2,872,969
The Timken Co.	59,798	3,070,029
		11,061,846
Road & Rail (1.2%)
Knight-Swift Transportation Holdings, Inc.	70,000	2,298,800
Information Technology (27.3%)
Communications Equipment (0.9%)
Viavi Solutions, Inc. (b)	139,956	1,860,015
Interactive Media & Services (7.4%)
Envestnet, Inc. (b)	33,800	2,310,906
Five9, Inc. (b)	60,900	3,123,561
Mimecast, Ltd. (b) (c)	74,900	3,498,579
New Relic, Inc. (b)	26,000	2,249,260
Q2 Holdings, Inc. (b)	44,494	3,397,562
		14,579,868
IT Services (4.1%)
Booz Allen Hamilton Holding Corp.	36,435	2,412,362
	Shares	Value(a)
Evo Payments, Inc. – Class A (b)	65,100	$2,052,603
InterXion Holding NV (b) (c)	46,500	3,538,185
		8,003,150
Semiconductors & Semiconductor Equipment (1.6%)
Monolithic Power Systems, Inc.	23,900	3,245,142
Software (13.3%)
8x8, Inc. (b)	97,615	2,352,521
Coupa Software, Inc. (b)	3,900	493,779
Globant SA (b) (c)	35,300	3,567,065
HubSpot, Inc. (b)	15,100	2,574,852
Paycom Software, Inc. (b)	9,155	2,075,621
Pluralsight, Inc. – Class A (b)	93,847	2,845,441
Proofpoint, Inc. (b)	38,544	4,634,916
RealPage, Inc. (b)	27,400	1,612,490
Smartsheet, Inc. Class A (b)	27,284	1,320,546
Tufin Software Technologies, Ltd. (b) (c)	20,176	522,357
Varonis Systems, Inc. (b)	50,900	3,152,746
Zscaler, Inc. (b)	13,556	1,038,932
		26,191,266
Leisure and Consumer Staples (1.8%)
Food Products (1.8%)
J&J Snack Foods Corp.	11,400	1,834,830
Nomad Foods, Ltd. (b) (c)	82,800	1,768,608
		3,603,438
Total common stocks (cost: $147,432,645)		191,804,328
Short-Term Securities (3.3%)
Investment Companies (3.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.310%	6,602,889	6,602,889
Total short-term securities (cost: $6,602,889)		6,602,889
Total investments in securities (cost: $154,035,534) (d)		198,407,217
Liabilities in excess of cash and other assets (-0.5%)		(1,068,448)
Total net assets (100.0%)		$197,338,769

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 8.0% of net assets in foreign securities at June 30, 2019.

(d)  At June 30, 2019 the cost of investments for federal income tax purposes was $154,271,577. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$51,322,976
Gross unrealized depreciation	(7,187,336)
Net unrealized appreciation	$44,135,640

See accompanying notes to financial statements.

SFT Managed Volatility Equity Fund
Investments in Securities

June 30, 2019
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares/ Principal	Value(a)
Mutual Funds (90.1%)
Investment Companies (90.1%)
iShares Core High Dividend ETF	668,657	$63,188,087
iShares Edge MSCI Minimum Volatility EAFE ETF	1,213,163	88,124,160
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	360,055	21,192,837
iShares Edge MSCI Minimum Volatility USA ETF	1,853,732	114,430,877
iShares MSCI Germany ETF	508,532	14,264,323
iShares Short Maturity Bond ETF	307,895	15,496,355
Total mutual funds (cost: $271,832,089)		316,696,639
	Shares/ Principal	Value(a)
Short-Term Securities (9.9%)
Investment Companies (8.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.310%	31,220,869	$31,220,869
U.S. Government Obligations (1.0%)
U.S. Treasury Note, current rate 2.000%, 01/31/20 (b)	3,500,000	3,498,906
Total short-term securities (cost: $34,710,413)		34,719,775
Total investments excluding purchased options (100.0%) (cost: $306,542,502)		351,416,414
Total purchased options outstanding (0.0%) (cost: $355,158)		58,080
Total investments in securities (cost: $306,897,660) (c)		351,474,494
Cash and other assets in excess of liabilities (0.0%)		82,317
Total net assets (100.0%)		$351,556,811

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2019, securities with an aggregate market value of $1,749,453 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)/(a)
S&P Mid 500® E-Mini Index Future	September 2019	267	Long	$38,514,769	$39,305,070	$790,301

(c)  At June 30, 2019 the cost of investments for federal income tax purposes was $307,410,050. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$44,854,745
Gross unrealized depreciation	–
Net unrealized appreciation	$44,854,745

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$21	July 2019	3,630	$363,000	$58,080

See accompanying notes to financial statements.

SFT Real Estate Securities Fund
Investments in Securities

June 30, 2019
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.0%)
Real Estate (99.0%)
Health Care REITs (11.5%)
HCP, Inc.	128,300	$4,103,034
Healthcare Trust of America, Inc. – Class A	83,900	2,301,377
Physicians Realty Trust	83,800	1,461,472
Ventas, Inc.	45,296	3,095,982
Welltower, Inc.	51,000	4,158,030
		15,119,895
Hotels & Resort REITs (4.3%)
Host Hotels & Resorts, Inc.	202,546	3,690,388
Pebblebrook Hotel Trust	50,100	1,411,818
Sunstone Hotel Investors, Inc.	36,100	494,931
		5,597,137
Industrial REITs (9.9%)
Duke Realty Corp.	153,800	4,861,618
Liberty Property Trust	41,300	2,066,652
ProLogis, Inc.	75,481	6,046,028
		12,974,298
Office REITs (14.0%)
Alexandria Real Estate Equities, Inc.	30,922	4,362,785
Boston Properties, Inc.	42,283	5,454,507
Cousins Properties, Inc.	15,350	555,210
Douglas Emmett, Inc.	62,700	2,497,968
Highwoods Properties, Inc.	51,700	2,135,210
Kilroy Realty Corp.	36,236	2,674,579
SL Green Realty Corp.	7,871	632,592
		18,312,851
Residential REITs (25.2%)
American Homes 4 Rent – Class A	91,000	2,212,210
Apartment Investment & Management Co. – Class A	45,100	2,260,412
AvalonBay Communities, Inc.	34,526	7,014,992
Camden Property Trust	31,000	3,236,090
Equity Lifestyle Properties, Inc.	4,800	582,432
Equity Residential	46,900	3,560,648
Essex Property Trust, Inc.	12,716	3,712,182
Invitation Homes, Inc.	118,900	3,178,197
Sun Communities, Inc.	33,900	4,345,641
UDR, Inc.	65,900	2,958,251
		33,061,055
Retail REITs (13.5%)
Agree Realty Corp.	31,100	1,991,955
Four Corners Property Trust, Inc.	70,600	1,929,498
National Retail Properties, Inc.	19,800	1,049,598
Realty Income Corp.	30,600	2,110,482
Regency Centers Corp.	29,914	1,996,460
	Shares	Value(a)
Simon Property Group, Inc.	33,879	$5,412,509
The Macerich Co.	51,100	1,711,339
Weingarten Realty Investors	53,500	1,466,970
		17,668,811
Specialized REITs (20.6%)
CubeSmart	20,200	675,488
Digital Realty Trust, Inc.	42,100	4,958,959
Equinix, Inc.	15,434	7,783,212
Extra Space Storage, Inc.	21,000	2,228,100
Public Storage	11,900	2,834,223
QTS Realty Trust, Inc. – Class A	39,500	1,824,110
STORE Capital Corp.	91,600	3,040,204
VICI Properties, Inc.	168,000	3,702,720
		27,047,016
Total common stocks (cost: $116,816,057)		129,781,063
Short-Term Securities (1.2%)
Investment Companies (1.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.310%	1,550,320	1,550,320
Total short-term securities (cost: $1,550,320)		1,550,320
Total investments in securities (cost: $118,366,377) (b)		131,331,383
Liabilities in excess of cash and other assets (-0.2%)		(254,945)
Total net assets (100.0%)		$131,076,438

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  At June 30, 2019 the cost of investments for federal income tax purposes was $118,855,773. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$14,575,863
Gross unrealized depreciation	(2,100,253)
Net unrealized appreciation	$12,475,610

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities

June 30, 2019
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.0%)
Communication Services (1.0%)
Diversified Telecommunication Services (0.5%)
Verizon Communications, Inc.	18,118	$1,035,082
Media (0.5%)
Fox Corp. – Class B	24,957	911,679
Consumer Discretionary (4.3%)
Hotels, Restaurants & Leisure (1.4%)
McDonald's Corp.	12,335	2,561,486
Wynn Resorts, Ltd.	2,600	322,374
		2,883,860
Media (1.1%)
Comcast Corp. – Class A	29,935	1,265,652
The Walt Disney Co.	6,961	972,034
		2,237,686
Multiline Retail (1.4%)
Dollar Tree, Inc. (b)	25,500	2,738,445
Specialty Retail (0.4%)
Ross Stores, Inc.	9,158	907,741
Consumer Staples (6.6%)
Food & Staples Retailing (0.8%)
Walmart, Inc.	14,836	1,639,230
Food Products (5.2%)
Conagra Brands, Inc.	97,721	2,591,561
The Kraft Heinz Co.	4,600	142,784
Tyson Foods, Inc. – Class A	95,237	7,689,435
		10,423,780
Tobacco (0.6%)
Philip Morris International, Inc.	15,420	1,210,933
Energy (6.4%)
Oil, Gas & Consumable Fuels (6.4%)
BP PLC ADR (c)	44,200	1,843,140
Concho Resources, Inc.	5,664	584,411
ConocoPhillips	7,600	463,600
Devon Energy Corp.	23,800	678,776
EOG Resources, Inc.	5,600	521,696
Occidental Petroleum Corp.	44,763	2,250,684
Targa Resources Corp.	18,814	738,638
TC Energy Corp. (c)	60,722	3,006,953
TOTAL SA ADR (c)	51,947	2,898,123
		12,986,021
Financial (17.0%)
Capital Markets (2.3%)
Ameriprise Financial, Inc.	983	142,692
Intercontinental Exchange, Inc.	33,685	2,894,889
Morgan Stanley	30,058	1,316,841
The Charles Schwab Corp.	7,564	303,997
		4,658,419
	Shares	Value(a)
Commercial Banks (7.5%)
Bank of America Corp.	237,824	$6,896,896
Fifth Third Bancorp	72,483	2,022,276
JPMorgan Chase & Co.	13,230	1,479,114
The PNC Financial Services Group, Inc.	6,797	933,092
Wells Fargo & Co.	80,584	3,813,235
		15,144,613
Insurance (7.2%)
American International Group, Inc.	135,880	7,239,687
Chubb, Ltd. (c)	15,442	2,274,452
Marsh & McLennan Cos., Inc.	21,279	2,122,580
Prudential Financial, Inc.	6,300	636,300
Willis Towers Watson PLC (c)	11,734	2,247,530
		14,520,549
Health Care (17.2%)
Health Care Equipment & Supplies (8.5%)
Alcon, Inc. (b) (c)	22,400	1,389,920
Becton Dickinson and Co.	12,661	3,190,699
Boston Scientific Corp. (b)	43,720	1,879,085
Danaher Corp.	33,566	4,797,253
Hologic, Inc. (b)	750	36,015
Medtronic PLC (c)	29,448	2,867,941
Stryker Corp.	7,440	1,529,515
Teleflex, Inc.	2,000	662,300
Zimmer Biomet Holdings, Inc.	6,900	812,406
		17,165,134
Health Care Providers & Services (1.8%)
Anthem, Inc.	3,322	937,501
Cigna Corp.	16,818	2,649,676
		3,587,177
Life Sciences Tools & Services (2.5%)
Agilent Technologies, Inc.	1,746	130,374
Thermo Fisher Scientific, Inc.	16,722	4,910,917
		5,041,291
Pharmaceuticals (4.4%)
Elanco Animal Health, Inc. (b)	36,950	1,248,910
Johnson & Johnson	5,100	710,328
Merck & Co., Inc.	30,529	2,559,857
Pfizer, Inc.	101,531	4,398,323
		8,917,418
Industrials (9.0%)
Aerospace & Defense (3.7%)
Northrop Grumman Corp.	5,541	1,790,352
Spirit AeroSystems Holdings, Inc. – Class A	14,200	1,155,454
The Boeing Co.	12,391	4,510,448
		7,456,254
Air Freight & Logistics (0.2%)
United Parcel Service, Inc. – Class B	4,500	464,715

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Commercial Services & Supplies (0.5%)
Republic Services, Inc.	10,154	$879,743
Construction & Engineering (0.2%)
Jacobs Engineering Group, Inc.	5,632	475,284
Industrial Conglomerates (4.0%)
General Electric Co.	454,654	4,773,867
Honeywell International, Inc.	15,274	2,666,688
Roper Technologies, Inc.	1,746	639,490
		8,080,045
Machinery (0.4%)
Fortive Corp.	8,628	703,355
Professional Services (0.0%)
Nielsen Holdings PLC (c)	1,537	34,736
Information Technology (18.4%)
Communications Equipment (3.4%)
Cisco Systems, Inc.	88,395	4,837,858
Motorola Solutions, Inc.	11,543	1,924,565
		6,762,423
Electronic Equipment, Instruments & Components (1.1%)
Keysight Technologies, Inc. (b)	23,564	2,116,283
TE Connectivity, Ltd. (c)	1,900	181,982
		2,298,265
Interactive Media & Services (1.4%)
Alphabet, Inc. – Class C (b)	1,640	1,772,692
Facebook, Inc. – Class A (b)	5,694	1,098,942
		2,871,634
IT Services (0.7%)
Cognizant Technology Solutions Corp. – Class A	6,500	412,035
Fidelity National Information Services, Inc.	7,905	969,785
		1,381,820
Semiconductors & Semiconductor Equipment (5.1%)
Analog Devices, Inc.	11,300	1,275,431
Applied Materials, Inc.	6,900	309,879
ASML Holding NV (c)	4,800	998,064
Broadcom, Inc.	5,841	1,681,390
Micron Technology, Inc. (b)	31,500	1,215,585
NXP Semiconductor NV (c)	20,893	2,039,366
QUALCOMM, Inc.	34,577	2,630,272
Texas Instruments, Inc.	635	72,873
		10,222,860
Software (6.7%)
Microsoft Corp.	83,620	11,201,735
Synopsys, Inc. (b)	17,750	2,284,248
		13,485,983
	Shares	Value(a)
Materials (4.6%)
Chemicals (2.8%)
Air Products & Chemicals, Inc.	7,800	$1,765,686
CF Industries Holdings, Inc.	12,700	593,217
DuPont de Nemours, Inc.	15,743	1,181,827
Linde PLC (c)	10,500	2,108,400
		5,649,130
Containers & Packaging (1.8%)
Ball Corp.	24,700	1,728,753
International Paper Co.	14,091	610,422
Packaging Corp. of America	14,500	1,382,140
		3,721,315
Real Estate (3.9%)
Health Care REITs (0.5%)
Ventas, Inc.	15,135	1,034,477
Industrial REITs (1.9%)
ProLogis, Inc.	47,600	3,812,760
Residential REITs (0.1%)
AvalonBay Communities, Inc.	500	101,590
Specialized REITs (1.4%)
Crown Castle International Corp.	6,444	839,976
Public Storage	8,800	2,095,896
		2,935,872
Utilities (9.6%)
Electric Utilities (6.7%)
Edison International	17,296	1,165,923
Entergy Corp.	33,565	3,454,846
Evergy, Inc.	12,734	765,950
NextEra Energy, Inc.	29,209	5,983,756
The Southern Co.	39,029	2,157,523
		13,527,998
Multi-Utilities (2.9%)
NiSource, Inc.	43,223	1,244,822
Sempra Energy	32,853	4,515,316
		5,760,138
Total common stocks (cost: $176,050,065)		197,669,455

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Principal/ Shares	Value(a)
Preferred Stocks (1.2%)
Health Care (0.2%)
Becton Dickinson and Co., 6.125%	7,299	$451,881
Industrials (0.2%)
Fortive Corp., 5.000%	316	323,872
Utilities (0.8%)
NextEra Energy, Inc. , 6.123%	14,237	924,408
Sempra Energy Series A, 6.000%	4,348	484,758
Sempra Energy Series B, 6.750%	2,130	236,473
		1,645,639
Total preferred stocks (cost: $2,036,982)		2,421,392
Long-Term Debt Securities (0.3%)
Corporate Obligations (0.3%)
Utilities (0.3%)
Electric Utilities (0.3%)
Pacific Gas & Electric Co.
3.950%, 12/01/47 (d)	383,000	345,658
4.000%, 12/01/46 (d)	308,000	279,510
Total long-term debt securities (cost: $577,506)		625,168
Short-Term Securities (1.1%)
Investment Companies (1.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.310%	500,017	500,017
T. Rowe Price Reserve Investment Fund, current rate 2.480%	1,738,960	1,738,960
Total short-term securities (cost: $2,238,977)		2,238,977
Total investments in securities (cost: $180,903,530) (e)		202,954,992
Liabilities in excess of cash and other assets (-0.6%)		(1,204,637)
Total net assets (100.0%)		$201,750,355

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 10.9% of net assets in foreign securities at June 30, 2019.

(d)  Issuer is currently in a Chapter 11 bankruptcy reorganization proceeding; the amount and timing of future income payments is uncertain.

(e)  At June 30, 2019 the cost of investments for federal income tax purposes was $182,512,726. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$23,690,229
Gross unrealized depreciation	(3,247,963)
Net unrealized appreciation	$20,442,266

See accompanying notes to financial statements.

SFT Wellington Core Equity Fund
Investments in Securities

June 30, 2019
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.2%)
Communication Services (1.8%)
Diversified Telecommunication Services (1.8%)
Verizon Communications, Inc.	37,442	$2,139,061
Consumer Discretionary (10.7%)
Hotels & Resort REITs (1.2%)
Hilton Worldwide Holdings, Inc.	13,982	1,366,601
Hotels, Restaurants & Leisure (1.7%)
McDonald's Corp.	9,727	2,019,909
Internet & Catalog Retail (2.2%)
Amazon.com, Inc. (b)	914	1,730,778
Booking Holdings, Inc. (b)	462	866,116
		2,596,894
Media (1.6%)
The Walt Disney Co.	13,854	1,934,572
Specialty Retail (1.3%)
The TJX Cos., Inc.	29,509	1,560,436
Textiles, Apparel & Luxury Goods (2.7%)
NIKE, Inc. – Class B	21,112	1,772,352
VF Corp.	15,426	1,347,461
		3,119,813
Consumer Staples (10.6%)
Beverages (2.2%)
Constellation Brands, Inc. – Class A	7,599	1,496,547
Monster Beverage Corp. (b)	17,066	1,089,323
		2,585,870
Food & Staples Retailing (3.2%)
Costco Wholesale Corp.	6,907	1,825,244
Walmart, Inc.	17,938	1,981,969
		3,807,213
Food Products (1.1%)
Kellogg Co.	24,240	1,298,537
Household Products (3.8%)
Colgate-Palmolive Co.	24,278	1,740,004
The Procter & Gamble Co.	25,122	2,754,628
		4,494,632
Personal Care (0.3%)
The Estee Lauder Cos., Inc. – Class A	2,002	366,586
Energy (1.9%)
Oil, Gas & Consumable Fuels (1.9%)
Continental Resources, Inc. (b)	19,700	829,173
EOG Resources, Inc.	14,886	1,386,780
		2,215,953
	Shares	Value(a)
Financial (13.5%)
Commercial Banks (7.6%)
Bank of America Corp.	100,198	$2,905,742
Fifth Third Bancorp	35,078	978,676
JPMorgan Chase & Co.	27,262	3,047,892
The PNC Financial Services Group, Inc.	14,815	2,033,803
		8,966,113
Consumer Finance (2.3%)
American Express Co.	11,284	1,392,897
Capital One Financial Corp.	14,478	1,313,734
		2,706,631
Insurance (3.6%)
Athene Holding, Ltd. – Class A (b) (c)	16,743	720,953
Chubb, Ltd. (c)	13,882	2,044,680
The Allstate Corp.	15,332	1,559,111
		4,324,744
Health Care (16.4%)
Health Care Equipment & Supplies (6.7%)
Abbott Laboratories	20,365	1,712,697
Baxter International, Inc.	25,677	2,102,946
Danaher Corp.	8,461	1,209,246
Hologic, Inc. (b)	23,886	1,147,006
Medtronic PLC (c)	18,093	1,762,077
		7,933,972
Health Care Providers & Services (4.0%)
Anthem, Inc.	4,490	1,267,123
Laboratory Corp. of America Holdings (b)	8,265	1,429,018
UnitedHealth Group, Inc.	8,391	2,047,488
		4,743,629
Life Sciences Tools & Services (1.6%)
Thermo Fisher Scientific, Inc.	6,388	1,876,028
Pharmaceuticals (4.1%)
Allergan PLC (c)	6,302	1,055,144
Eli Lilly & Co.	17,309	1,917,664
Merck & Co., Inc.	22,775	1,909,684
		4,882,492
Industrials (10.0%)
Aerospace & Defense (1.3%)
Raytheon Co.	8,717	1,515,712
Building Products (1.2%)
Fortune Brands Home & Security, Inc.	25,873	1,478,124
Commercial Services & Supplies (1.2%)
Republic Services, Inc.	16,110	1,395,770
Electrical Equipment (1.2%)
AMETEK, Inc.	15,508	1,408,747

See accompanying notes to financial statements.

SFT Wellington Core Equity Fund
Investments in Securities – continued

	Shares	Value(a)
Machinery (2.0%)
Illinois Tool Works, Inc.	8,638	$1,302,697
Snap-On, Inc.	6,252	1,035,581
		2,338,278
Professional Services (1.6%)
Equifax, Inc.	6,126	828,480
IHS Markit, Ltd. (b) (c)	17,941	1,143,201
		1,971,681
Road & Rail (1.5%)
Norfolk Southern Corp.	6,560	1,307,605
Uber Technologies, Inc. (b)	9,900	459,162
		1,766,767
Information Technology (25.0%)
Communications Equipment (1.6%)
Motorola Solutions, Inc.	11,262	1,877,713
Computers & Peripherals (3.5%)
Apple, Inc.	16,413	3,248,461
NetApp, Inc.	14,555	898,043
		4,146,504
Electronic Equipment, Instruments & Components (0.9%)
CDW Corp.	9,779	1,085,469
Interactive Media & Services (5.5%)
Alphabet, Inc. – Class A (b)	2,647	2,866,172
Alphabet, Inc. – Class C (b)	687	742,585
Facebook, Inc. – Class A (b)	7,102	1,370,686
GoDaddy, Inc. – Class A (b)	21,526	1,510,049
		6,489,492
IT Services (4.7%)
Leidos Holdings, Inc.	20,457	1,633,492
Mastercard, Inc. – Class A	8,949	2,367,279
Total System Services, Inc.	11,915	1,528,337
		5,529,108
Semiconductors & Semiconductor Equipment (2.6%)
Micron Technology, Inc. (b)	20,780	801,900
ON Semiconductor Corp. (b)	32,661	660,079
QUALCOMM, Inc.	8,554	650,703
Teradyne, Inc.	21,236	1,017,417
		3,130,099
Software (6.2%)
Microsoft Corp.	27,558	3,691,669
Salesforce.com, Inc. (b)	9,319	1,413,972
SS&C Technologies Holdings, Inc.	22,080	1,272,029
Workday, Inc. – Class A (b)	4,372	898,796
		7,276,466
Materials (2.2%)
Chemicals (2.2%)
Ecolab, Inc.	8,209	1,620,785
PPG Industries, Inc.	7,933	925,860
		2,546,645
	Shares	Value(a)
Real Estate (2.1%)
Office REITs (0.9%)
Boston Properties, Inc.	8,618	$1,111,722
Specialized REITs (1.2%)
American Tower Corp.	6,986	1,428,288
Utilities (5.0%)
Electric Utilities (5.0%)
American Electric Power Co., Inc.	23,146	2,037,079
NextEra Energy, Inc.	11,694	2,395,633
Pinnacle West Capital Corp.	15,345	1,443,811
		5,876,523
Total common stocks (cost: $96,128,503)		117,312,794
Short-Term Securities (0.6%)
Investment Companies (0.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.310%	731,347	731,347
Total short-term securities (cost: $731,347)		731,347
Total investments in securities (cost: $96,859,850) (d)		118,044,141
Cash and other assets in excess of liabilities (0.2%)		233,413
Total net assets (100.0%)		$118,277,554

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 5.7% of net assets in foreign securities at June 30, 2019.

(d)  At June 30, 2019 the cost of investments for federal income tax purposes was $96,911,069. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$22,590,222
Gross unrealized depreciation	(1,457,150)
Net unrealized appreciation	$21,133,072

See accompanying notes to financial statements.

(This page has been left blank intentionally.)

Securian Funds Trust

Statements of Assets and Liabilities

June 30, 2019

(Unaudited)

	SFT Core Bond Fund	SFT Dynamic Managed Volatility Fund		SFT Government Money Market Fund		SFT Index 400 Mid-Cap Fund	SFT Index 500 Fund	SFT International Bond Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers	$490,505,114		$319,650,124		$64,074,177	$212,764,885	$915,529,003	$98,753,790
Affiliated issuers (note 8)	–		170,828,174		–	–	–	–
Cash on demand deposit	7,490		5,000,000		–	–	1,355	3,968,145
Due from broker[1]	–		–		–	–	–	1,699,489
Foreign currency on deposit[2]	–		–		–	–	–	141,335
Receivable:
Fund shares sold	4,237		247,827		–	–	4,345	–
Investment securities sold (including paydowns)	12,414		2,028,946		–	1,472,057	–	12,609
Investment securities sold on a when-issued or forward commitment basis (note 2)	4,342,869		–		–	–	–	–
Dividends and accrued interest	2,974,746		1,811,126		83,629	223,621	767,695	931,775
Refundable foreign income taxes withheld	–		–		–	–	–	53,512
Adviser (note 4)	–		27,069		14,103	–	–	–
Variation margin on swap contracts	–		–		–	–	–	69,289
Variation margin on futures contracts	–		359,085		–	90,047	57,855	–
Unrealized appreciation on forward foreign currency contracts	–		–		–	–	–	484,005
Prepaid expenses	6,751		3,080		3,580	4,754	9,443	3,909
Total assets	497,853,621		499,955,431		64,175,489	214,555,364	916,369,696	106,117,858
Liabilities
Due to custodian	–		–		–	–	–	–
Payable:
Fund shares repurchased	228,898		–		74,451	67,103	281,558	26,862
Investment securities purchased	4,371,663		1,000,892		–	321,068	446,779	–
Investment securities purchased on a when-issued or forward commitment basis (note 2)	20,760,384		–		–	–	–	–
Adviser	265,138		328,809		36,172	71,533	259,876	91,287
Variation margin on futures contracts	26,656		–		–	–	–	–
Accrued expenses	172,635		114,830		69,331	88,497	145,362	205,712
Unrealized depreciation on forward foreign currency contracts	–		–		–	–	–	931,596
Options written at value[3]	–		95,000		–	–	–	–
Total liabilities	25,825,374		1,539,531		179,954	548,201	1,133,575	1,255,457
Net assets applicable to outstanding capital stock	$472,028,247		$498,415,900		$63,995,535	$214,007,163	$915,236,121	$104,862,401
Net assets consist of:
Paid in capital**	$388,948,342		$376,525,172		$63,993,469	$15,568,361	$86,198,760	$99,780,323
Total distributable earnings	83,079,905		121,890,728		2,066	198,438,802	829,037,361	5,082,078
Net assets	$472,028,247		$498,415,900		$63,995,535	$214,007,163	$915,236,121	$104,862,401
Net assets by class:
Class 1	$4,284,623	$	N/A	$	N/A	$10,082,010	$198,295,449	$1,327,565
Class 2	467,743,624		498,415,900		63,995,535	203,925,153	716,940,672	103,534,836
Net asset value per share of outstanding capital stock by class:
Class 1	2.512		N/A		N/A	5.173	12.009	2.657
Class 2	2.447		15.897		1.000	5.039	11.699	2.588
* Identified cost
Unaffiliated issuers	$478,012,515		$305,019,002		$64,074,177	$161,186,846	$350,754,462	$102,808,124
Affiliated issuers	–		107,000,000		–	–	–	–
** Shares outstanding by class:
Class 1	1,705,766		N/A		N/A	1,948,963	16,511,779	499,686
Class 2	191,152,709		31,353,789		63,995,535	40,465,386	61,283,783	40,005,726
[1] Collateral for the initial margin on open swaps and foreign currency contracts	$–		$–		$–	$–	$–	$1,720,704
[2] Foreign currency on deposit (cost)	$–		$–		$–	$–	$–	$141,379
[3] Premiums received	$–		$205,997		$–	$–	$–	$–

See accompanying notes to financial statements.

	SFT IvySM Growth Fund		SFT IvySM Small Cap Growth Fund		SFT Managed Volatility Equity Fund		SFT Real Estate Securities Fund	SFT T. Rowe Price Value Fund		SFT Wellington Core Equity Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers		$529,931,405		$198,407,217		$351,474,494	$131,331,383		$202,954,992	$118,044,141
Affiliated issuers (note 8)		–		–		–	–		–	–
Cash on demand deposit		–		–		–	–		–	–
Due from broker[1]		–		–		–	–		–	–
Foreign currency on deposit[2]		–		–		–	–		–	–
Receivable:
Fund shares sold		–		–		78,161	–		–	–
Investment securities sold (including paydowns)		–		400,633		–	–		1,821,806	353,729
Investment securities sold on a when-issued or forward commitment basis (note 2)		–		–		–	–		–	–
Dividends and accrued interest		126,271		25,293		95,093	533,465		266,043	95,044
Refundable foreign income taxes withheld		–		–		–	–		4,236	–
Adviser (note 4)		–		–		19,843	–		–	–
Variation margin on swap contracts		–		–		–	–		–	–
Variation margin on futures contracts		–		–		177,555	–		–	–
Unrealized appreciation on forward foreign currency contracts		–		–		–	–		–	–
Prepaid expenses		6,861		4,466		5,047	4,079		4,718	3,935
Total assets		530,064,537		198,837,609		351,850,193	131,868,927		205,051,795	118,496,849
Liabilities
Due to custodian		19		–		–	–		18	19
Payable:
Fund shares repurchased		134,452		88,105		–	39,499		40,197	11,446
Investment securities purchased		–		1,173,980		–	579,640		3,012,457	58,899
Investment securities purchased on a when-issued or forward commitment basis (note 2)		–		–		–	–		–	–
Adviser		398,704		178,420		232,163	107,815		155,419	91,041
Variation margin on futures contracts		–		–		–	–		–	–
Accrued expenses		90,982		58,335		61,219	65,535		93,349	57,890
Unrealized depreciation on forward foreign currency contracts		–		–		–	–		–	–
Options written at value[3]		–		–		–	–		–	–
Total liabilities		624,157		1,498,840		293,382	792,489		3,301,440	219,295
Net assets applicable to outstanding capital stock		$529,440,380		$197,338,769		$351,556,811	$131,076,438		$201,750,355	$118,277,554
Net assets consist of:
Paid in capital**		$190,827,859		$86,603,414		$297,816,704	$25,305,783		$117,899,012	$55,171,917
Total distributable earnings		338,612,521		110,735,355		53,740,107	105,770,655		83,851,343	63,105,637
Net assets		$529,440,380		$197,338,769		$351,556,811	$131,076,438		$201,750,355	$118,277,554
Net assets by class:
Class 1	$	N/A	$	N/A	$	N/A	$4,957,516	$	N/A	$986,149
Class 2		529,440,380		197,338,769		351,556,811	126,118,922		201,750,355	117,291,405
Net asset value per share of outstanding capital stock by class:
Class 1		N/A		N/A		N/A	5.257		N/A	16.864
Class 2		19.830		18.860		12.843	5.121		14.771	16.648
* Identified cost
Unaffiliated issuers		$364,384,867		$154,035,534		$306,897,660	$118,366,377		$180,903,530	$96,859,850
Affiliated issuers		–		–		–	–		–	–
** Shares outstanding by class:
Class 1		N/A		N/A		N/A	943,038		N/A	58,477
Class 2		26,698,827		10,463,485		27,373,449	24,628,919		13,658,121	7,045,517
[1] Collateral for the initial margin on open swaps and foreign currency contracts		$–		$–		$–	$–		$–	$–
[2] Foreign currency on deposit (cost)		$–		$–		$–	$–		$–	$–
[3] Premiums received		$–		$–		$–	$–		$–	$–

Securian Funds Trust

Statements of Operations

Six months ended June 30, 2019

(Unaudited)

	SFT Core Bond Fund	SFT Dynamic Managed Volatility Fund	SFT Government Money Market Fund	SFT Index 400 Mid-Cap Fund	SFT Index 500 Fund	SFT International Bond Fund
Income:
Interest[1]	$8,114,113	$3,341,940	$793,901	$–	$29	$3,262,618
Dividends[1]	346,383	1,398,287	21,819	1,868,394	9,057,302	46,199
Foreign tax withholding	–	–	–	(1,556)	(2)	(88,722)
Total investment income	8,460,496	4,740,227	815,720	1,866,838	9,057,329	3,220,095
Expenses (note 4):
Investment advisory fee	893,512	1,404,547	101,102	157,400	655,548	312,855
Rule 12b-1 fees	553,611	571,118	84,252	250,952	862,161	128,752
Audit and accounting services	125,956	99,821	69,275	69,623	119,261	78,002
Administrative services fee	32,728	22,761	25,340	15,323	15,323	43,143
Legal fees	15,514	16,231	11,157	11,157	18,200	11,157
Custodian fees	12,199	8,331	5,405	11,604	13,340	59,804
Printing and shareholder reports	6,069	5,940	5,940	5,940	5,940	5,940
Trustee's fees	10,116	10,116	10,116	10,116	10,116	10,116
S&P licensing fee	–	–	–	11,157	30,001	–
Insurance	4,500	4,500	4,500	4,500	4,500	4,500
Other	9,075	8,010	3,025	5,985	15,284	3,570
Total expenses before fees waived	1,663,280	2,151,375	320,112	553,757	1,749,674	657,839
Less fees waived (note 4)	–	(317,822)	(84,206)	–	–	–
Total expenses net of fees waived	1,663,280	1,833,553	235,906	553,757	1,749,674	657,839
Net investment income	6,797,216	2,906,674	579,814	1,313,081	7,307,655	2,562,256
Realized gains (losses) on investments and foreign currencies:
Investments (note 3)
Unaffiliated issuers	4,347,062	8,276,131	–	7,119,793	15,385,689	15,720
Written options contracts	–	269,100	–	–	–	–
Swap contracts	–	–	–	–	–	13,902
Foreign forward currency contracts	–	–	–	–	–	2,986,546
Foreign currency transactions	–	–	–	–	–	28,291
Net increase from litigation payments	–	–	–	–	–	–
Futures contracts	1,580,733	2,599,917	–	825,431	1,610,554	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers, net of foreign capital gains tax[2]	16,312,451	16,329,433	–	23,494,622	119,497,375	1,018,691
Affiliated issuers (note 8)	–	26,531,103	–	–	–	–
Written options contracts	–	110,997	–	–	–	–
Swap contracts	–	–	–	–	–	(2,133,957)
Translation of assets and liabilities in foreign currency	–	–	–	–	–	430
Foreign forward currency contracts	–	–	–	–	–	(1,152,208)
Futures contracts	(354,204)	1,023,156	–	722,729	694,873	–
Net gains (losses) on investments	21,886,042	55,139,837	–	32,162,575	137,188,491	777,415
Net increase (decrease) in net assets resulting from operations	$28,683,258	$58,046,511	$579,814	$33,475,656	$144,496,146	$3,339,671
[1] All income is from unaffiliated issuers.
[2] Change in unrealized appreciation or depreciation on deferred foreign capital gains tax	$–	$–	$–	$–	$–	$(21,915)
See accompanying notes to financial statements.

	SFT IvySM Growth Fund	SFT IvySM Small Cap Growth Fund	SFT Managed Volatility Equity Fund	SFT Real Estate Securities Fund	SFT T. Rowe Price Value Fund	SFT Wellington Core Equity Fund
Income:
Interest[1]	$5,082	$8,036	$33,624	$–	$8,623	$169
Dividends[1]	2,324,419	413,894	4,703,956	2,280,922	2,561,564	912,088
Foreign tax withholding	(16,592)	–	–	–	(54,453)	(3,775)
Total investment income	2,312,909	421,930	4,737,580	2,280,922	2,515,734	908,482
Expenses (note 4):
Investment advisory fee	1,677,439	800,819	993,587	454,355	654,883	367,992
Rule 12b-1 fees	626,888	235,535	404,011	156,393	244,359	140,430
Audit and accounting services	86,037	56,977	59,457	63,721	57,672	60,945
Administrative services fee	15,323	15,323	15,323	15,323	15,323	15,323
Legal fees	11,157	11,157	11,157	11,157	11,157	11,157
Custodian fees	7,388	8,976	7,884	7,439	33,820	7,835
Printing and shareholder reports	5,940	5,940	5,940	5,940	5,940	5,940
Trustee's fees	10,116	10,116	10,116	10,116	10,116	10,116
S&P licensing fee	–	–	–	–	–	–
Insurance	4,500	4,500	4,500	4,500	4,500	4,500
Other	9,322	4,760	8,553	3,966	5,158	3,768
Total expenses before fees waived	2,454,110	1,154,103	1,520,528	732,910	1,042,928	628,006
Less fees waived (note 4)	–	–	(224,992)	–	–	–
Total expenses net of fees waived	2,454,110	1,154,103	1,295,536	732,910	1,042,928	628,006
Net investment income	(141,201)	(732,173)	3,442,044	1,548,012	1,472,806	280,476
Realized gains (losses) on investments and foreign currencies:
Investments (note 3)
Unaffiliated issuers	24,868,906	9,608,345	4,327,897	2,016,755	(862,765)	2,486,892
Written options contracts	–	–	(881,442)	–	–	–
Swap contracts	–	–	–	–	–	–
Foreign forward currency contracts	–	–	–	–	–	–
Foreign currency transactions	–	–	–	–	1,155	–
Net increase from litigation payments	–	–	–	53,973	–	39,933
Futures contracts	–	–	(10,464,826)	–	–	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers, net of foreign capital gains tax[2]	81,485,014	30,566,730	33,248,006	15,137,372	30,722,369	17,306,491
Affiliated issuers (note 8)	–	–	–	–	–	–
Written options contracts	–	–	(179,854)	–	–	–
Swap contracts	–	–	–	–	–	–
Translation of assets and liabilities in foreign currency	–	–	–	–	193	–
Foreign forward currency contracts	–	–	–	–	–	–
Futures contracts	–	–	3,495,121	–	–	–
Net gains (losses) on investments	106,353,920	40,175,075	29,544,902	17,208,100	29,860,952	19,833,316
Net increase (decrease) in net assets resulting from operations	$106,212,719	$39,442,902	$32,986,946	$18,756,112	$31,333,758	$20,113,792
[1] All income is from unaffiliated issuers.
[2] Change in unrealized appreciation or depreciation on deferred foreign capital gains tax	$–	$–	$–	$–	$–	$–

Securian Funds Trust

Statements of Changes in Net Assets

Six months ended June 30, 2019 and year ended December 31, 2018

(Unaudited)

	SFT Core Bond Fund		SFT Dynamic Managed Volatility Fund		SFT Government Money Market Fund
	2019	2018	2019	2018	2019	2018
Operations:
Net investment income	$6,797,216	$11,530,612	$2,906,674	$4,485,521	$579,814	$815,669
Net realized gains (losses) on investments	5,927,795	(3,445,722)	11,145,148	(133,181)	–	–
Net change in unrealized appreciation or depreciation of investments	15,958,247	(10,556,842)	43,994,689	(17,196,291)	–	–
Net increase (decrease) in net assets resulting from operations	28,683,258	(2,471,952)	58,046,511	(12,843,951)	579,814	815,669
Distributions to shareholders:
From net investment income
Class 2	–	–	–	–	(579,814)	(815,669)
Decrease in net assets from distributions	–	–	–	–	(579,814)	(815,669)
Capital stock transactions:
Proceeds from shares issued in Reorganization
Class 1	–	269,847	–	–	–	–
Class 2	–	79,462,708	–	–	–	–
Proceeds from sales
Class 1	455,844	1,033,774	–	–	–	–
Class 2	22,230,516	8,005,851	29,638,071	61,641,256	5,476,282	37,762,506
Value of distributions reinvested
Class 2	–	–	–	–	579,814	815,669
Payments for redemption of shares
Class 1	(65,387)	(264,722)	–	–	–	–
Class 2	(17,145,340)	(33,471,533)	(4,501,378)	(6,688,542)	(14,821,339)	(32,797,715)
Increase (decrease) in net assets from capital stock transactions	5,475,633	55,035,925	25,136,693	54,952,714	(8,765,243)	5,780,460
Total increase (decrease) in net assets	34,158,891	52,563,973	83,183,204	42,108,763	(8,765,243)	5,780,460
Net assets at beginning of period	437,869,356	385,305,383	415,232,696	373,123,933	72,760,778	66,980,318
Net assets at end of period	$472,028,247	$437,869,356	$498,415,900	$415,232,696	$63,995,535	$72,760,778
Capital share transactions:
Shares issued in Reorganization
Class 1	–	115,977	–	–	–	–
Class 2	–	35,007,094	–	–	–	–
Proceeds from sales
Class 1	187,331	442,411	–	–	–	–
Class 2	9,386,481	3,502,008	1,955,110	4,247,252	5,476,282	37,762,506
Issued on reinvestment of distributions
Class 2	–	–	–	–	579,814	815,669
Payments for redemption of shares
Class 1	(27,333)	(113,578)	–	–	–	–
Class 2	(7,299,061)	(14,672,988)	(296,882)	(461,589)	(14,821,339)	(32,797,715)
Net change from capital transactions	2,247,418	24,280,924	1,658,228	3,785,663	(8,765,243)	5,780,460

See accompanying notes to financial statements.

	SFT Index 400 Mid-Cap Fund		SFT Index 500 Fund
	2019	2018	2019	2018
Operations:
Net investment income	$1,313,081	$2,310,284	$7,307,655	$13,657,721
Net realized gains (losses) on investments	7,945,224	17,168,239	16,996,243	38,068,046
Net change in unrealized appreciation or depreciation of investments	24,217,351	(44,040,702)	120,192,248	(89,848,044)
Net increase (decrease) in net assets resulting from operations	33,475,656	(24,562,179)	144,496,146	(38,122,277)
Distributions to shareholders:
From net investment income
Class 2	–	–	–	–
Decrease in net assets from distributions	–	–	–	–
Capital stock transactions:
Proceeds from shares issued in Reorganization
Class 1	–	–	–	–
Class 2	–	–	–	–
Proceeds from sales
Class 1	1,161,579	3,278,231	4,096,406	5,933,442
Class 2	1,786,249	3,481,381	5,579,068	14,922,154
Value of distributions reinvested
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(134,568)	(925,372)	(229,763)	(1,574,676)
Class 2	(12,646,773)	(17,620,533)	(33,492,680)	(62,308,389)
Increase (decrease) in net assets from capital stock transactions	(9,833,513)	(11,786,293)	(24,046,969)	(43,027,469)
Total increase (decrease) in net assets	23,642,143	(36,348,472)	120,449,177	(81,149,746)
Net assets at beginning of period	190,365,020	226,713,492	794,786,944	875,936,690
Net assets at end of period	$214,007,163	$190,365,020	$915,236,121	$794,786,944
Capital share transactions:
Shares issued in Reorganization
Class 1	–	–	–	–
Class 2	–	–	–	–
Proceeds from sales
Class 1	231,819	643,248	356,323	541,176
Class 2	376,719	727,052	507,808	1,375,241
Issued on reinvestment of distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(27,211)	(186,078)	(20,802)	(138,791)
Class 2	(2,555,163)	(3,556,684)	(2,968,498)	(5,780,461)
Net change from capital transactions	(1,973,836)	(2,372,462)	(2,125,169)	(4,002,835)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2019 and year ended December 31, 2018

(Unaudited)

	SFT International Bond Fund		SFT IvySM Growth Fund		SFT IvySM Small Cap Growth Fund
	2019	2018	2019	2018	2019	2018
Operations:
Net investment income	$2,562,256	$3,555,562	$(141,201)	$227,511	$(732,173)	$(1,142,302)
Net realized gains (losses) on investments	3,044,459	786,293	24,868,906	80,503,806	9,608,345	26,702,135
Net change in unrealized appreciation or depreciation of investments	(2,267,044)	(2,954,774)	81,485,014	(65,040,936)	30,566,730	(30,792,811)
Net increase (decrease) in net assets resulting from operations	3,339,671	1,387,081	106,212,719	15,690,381	39,442,902	(5,232,978)
Distributions to shareholders:
From net investment income
Class 2	–	–	–	–	–	–
Decrease in net assets from distributions	–	–	–	–	–	–
Capital stock transactions:
Proceeds from shares issued in Reorganization
Class 1	–	–	–	–	–	–
Class 2	–	–	–	–	–	–
Proceeds from sales
Class 1	166,338	186,296	–	–	–	–
Class 2	1,122,838	5,663,781	355,458	3,443,363	4,762,403	4,211,659
Value of distributions reinvested
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	(117,380)	(100,702)	–	–	–	–
Class 2	(4,316,387)	(10,472,063)	(31,011,256)	(69,687,546)	(10,233,939)	(19,844,142)
Increase (decrease) in net assets from capital stock transactions	(3,144,591)	(4,722,688)	(30,655,798)	(66,244,183)	(5,471,536)	(15,632,483)
Total increase (decrease) in net assets	195,080	(3,335,607)	75,556,921	(50,553,802)	33,971,366	(20,865,461)
Net assets at beginning of period	104,667,321	108,002,928	453,883,459	504,437,261	163,367,403	184,232,864
Net assets at end of period	$104,862,401	$104,667,321	$529,440,380	$453,883,459	$197,338,769	$163,367,403
Capital share transactions:
Shares issued in Reorganization
Class 1	–	–	–	–	–	–
Class 2	–	–	–	–	–	–
Proceeds from sales
Class 1	62,771	73,361	–	–	–	–
Class 2	435,497	2,315,453	19,566	202,617	269,850	240,939
Issued on reinvestment of distributions
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	(44,399)	(39,634)	–	–	–	–
Class 2	(1,684,836)	(4,203,051)	(1,675,330)	(4,056,700)	(567,861)	(1,138,320)
Net change from capital transactions	(1,230,967)	(1,853,871)	(1,655,764)	(3,854,083)	(298,011)	(897,381)

See accompanying notes to financial statements.

	SFT Managed Volatility Equity Fund		SFT Real Estate Securities Fund
	2019	2018	2019	2018
Operations:
Net investment income	$3,442,044	$5,228,033	$1,548,012	$2,092,427
Net realized gains (losses) on investments	(7,018,371)	(2,040,715)	2,070,728	775,002
Net change in unrealized appreciation or depreciation of investments	36,563,273	(18,432,256)	15,137,372	(9,604,765)
Net increase (decrease) in net assets resulting from operations	32,986,946	(15,244,938)	18,756,112	(6,737,336)
Distributions to shareholders:
From net investment income
Class 2	–	–	–	–
Decrease in net assets from distributions	–	–	–	–
Capital stock transactions:
Proceeds from shares issued in Reorganization
Class 1	–	–	–	–
Class 2	–	–	–	–
Proceeds from sales
Class 1	–	–	352,051	923,820
Class 2	23,494,108	57,595,894	594,199	4,546,670
Value of distributions reinvested
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(178,930)	(190,395)
Class 2	(3,408,845)	(5,346,993)	(8,636,251)	(14,308,667)
Increase (decrease) in net assets from capital stock transactions	20,085,263	52,248,901	(7,868,931)	(9,028,572)
Total increase (decrease) in net assets	53,072,209	37,003,963	10,887,181	(15,765,908)
Net assets at beginning of period	298,484,602	261,480,639	120,189,257	135,955,165
Net assets at end of period	$351,556,811	$298,484,602	$131,076,438	$120,189,257
Capital share transactions:
Shares issued in Reorganization
Class 1	–	–	–	–
Class 2	–	–	–	–
Proceeds from sales
Class 1	–	–	68,925	200,295
Class 2	1,903,630	4,744,414	119,836	1,034,951
Issued on reinvestment of distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(35,023)	(40,649)
Class 2	(274,934)	(441,450)	(1,740,684)	(3,105,495)
Net change from capital transactions	1,628,696	4,302,964	(1,586,946)	(1,910,898)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2019 and year ended December 31, 2018

(Unaudited)

	SFT T. Rowe Price Value Fund		SFT Wellington Core Equity Fund
	2019	2018	2019	2018
Operations:
Net investment income	$1,472,806	$2,665,725	$280,476	$479,981
Net realized gains (losses) on investments	(861,610)	16,283,415	2,526,825	3,883,613
Net change in unrealized appreciation or depreciation of investments	30,722,562	(38,728,184)	17,306,491	(6,048,077)
Net increase (decrease) in net assets resulting from operations	31,333,758	(19,779,044)	20,113,792	(1,684,483)
Distributions to shareholders:
From net investment income
Class 2	–	–	–	–
Decrease in net assets from distributions	–	–	–	–
Capital stock transactions:
Proceeds from shares issued in Reorganization
Class 1	–	–	–	–
Class 2	–	–	–	–
Proceeds from sales
Class 1	–	–	129,598	196,628
Class 2	521,416	1,416,323	244,638	814,581
Value of distributions reinvested
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(55,726)	(127,077)
Class 2	(11,693,913)	(26,263,040)	(5,681,009)	(16,564,651)
Increase (decrease) in net assets from capital stock transactions	(11,172,497)	(24,846,717)	(5,362,499)	(15,680,519)
Total increase (decrease) in net assets	20,161,261	(44,625,761)	14,751,293	(17,365,002)
Net assets at beginning of period	181,589,094	226,214,855	103,526,261	120,891,263
Net assets at end of period	$201,750,355	$181,589,094	$118,277,554	$103,526,261
Capital share transactions:
Shares issued in Reorganization
Class 1	–	–	–	–
Class 2	–	–	–	–
Proceeds from sales
Class 1	–	–	8,101	13,132
Class 2	38,875	105,128	15,826	55,340
Issued on reinvestment of distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(3,471)	(8,446)
Class 2	(828,982)	(1,892,242)	(360,552)	(1,106,343)
Net change from capital transactions	(790,107)	(1,787,114)	(340,096)	(1,046,317)

See accompanying notes to financial statements.

Securian Funds Trust
Financial Highlights

SFT Core Bond Fund

	Class 1 Shares
	Six months ended June 30, 2019		Year ended December 31,
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$2.355		$2.368	$2.257	$2.157	$2.148	$2.016
Income from investment operations:
Net investment income (a)	.040		.077	.069	.066	.066	.064
Net realized and unrealized gain(loss) on investments	.117		(.090)	.042	.034	(.057)	.068
Total from investment operations	.157		(.013)	.111	.100	.009	.132
Net asset value, end of period	$2.512		$2.355	$2.368	$2.257	$2.157	$2.148
Total return (b)	6.67%		(0.59)%	4.95%	4.63%	0.41%	6.56%
Net assets, end of period (in thousands)	$4,284		$3,640	$2,608	$2,113	$6,243	$5,402
Ratios to average net assets:
Expenses (c)	.50	%(d)	.50%	.49%	.49%	.49%	.49%
Net investment income	3.29	%(d)	3.29%	2.96%	2.97%	3.03%	3.07%
Portfolio turnover rate (excluding short-term securities)	84.9	%(e)	151.1%	159.8%	249.6%	179.3%	193.5%
	Class 2 Shares
	Six months ended June 30, 2019		Year ended December 31,
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$2.297		$2.316	$2.212	$2.120	$2.117	$1.991
Income from investment operations:
Net investment income (a)	.036		.069	.062	.059	.059	.058
Net realized and unrealized gain(loss) on investments	.114		(.088)	.042	.033	(.056)	.068
Total from investment operations	.150		(.019)	.104	.092	.003	.126
Net asset value, end of period	$2.447		$2.297	$2.316	$2.212	$2.120	$2.117
Total return (b)	6.54%		(0.84)%	4.69%	4.37%	0.16%	6.29%
Net assets, end of period (in thousands)	$467,744		$434,229	$382,697	$368,156	$382,934	$368,926
Ratios to average net assets:
Expenses (c)	.75	%(d)	.75%	.74%	.74%	.74%	.74%
Net investment income	3.04	%(d)	3.04%	2.71%	2.68%	2.78%	2.82%
Ratios to average net assets:
Portfolio turnover rate (excluding short-term securities)	84.9	%(e)	151.1%	159.8%	249.6%	179.3%	193.5%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Dynamic Managed Volatility Fund

	Class 2 Shares
	Six months ended June 30, 2019		Year ended December 31,
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$13.983		$14.401	$12.210	$11.226	$11.603	$10.731
Income from investment operations:
Net investment income (a)	.095		.162	.116	.091	.082	.039
Net realized and unrealized gain(loss) on investments	1.819		(.580)	2.075	.893	(.459)	.833
Total from investment operations	1.914		(.418)	2.191	.984	(.377)	.872
Net asset value, end of period	$15.897		$13.983	$14.401	$12.210	$11.226	$11.603
Total return (b)	13.70%		(2.90)%	17.94%	8.77%	(3.25)%	8.12%
Net assets, end of period (in thousands)	$498,416		$415,233	$373,124	$281,000	$203,987	$131,047
Ratios to average net assets:
Expenses before waiver (c)	.94	%(d)	.98%	.98%	1.00%	1.02%	1.19%
Expenses net of waiver (c)(e)	.80	%(d)	.80%	.80%	.80%	.80%	.80%
Net investment income	1.27	%(d)	1.12%	.87%	.79%	.71%	.35%
Portfolio turnover rate (excluding short-term securities)	0.9	%(f)	2.2%	1.7%	1.4%	5.1%	1.5%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Ratio is net of fees waived by the advisor and distributor (see note 4).

(f)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Government Money Market Fund

	Class 2 Shares
	Six months ended June 30, 2019		Year ended December 31,
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income (a)	.008		.012	.001	–	–	–
Net realized and unrealized gain(loss) on investments	–		–	–	–	–	–
Total from investment operations	.008		.012	.001	–	–	–
Less distributions:
Distributions from net investment income	(.008)		(.012)	(.001)	–	–	–
Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total return (b)	0.85%		1.18%	0.13%	–%	–%	–%
Net assets, end of period (in thousands)	$63,996		$72,761	$66,980	$77,795	$88,829	$86,904
Ratios to average net assets:
Expenses before waiver	.95	%(c)	.90%	.92%	.91%	.85%	.83%
Expenses net of waiver (d)(e)	.70	%(c)	.70%	.78%	.36%	.12%	.10%
Net investment income	1.72	%(c)	1.18%	.13%	–%	–%	–%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.For periods less than one year, total return presented has not been annualized.

(c)  Adjusted to an annual basis.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Ratio is net of fees waived by the advisor and distributor (see note 4).

Securian Funds Trust
Financial Highlights – continued

SFT Index 400 Mid-Cap Fund

	Class 1 Shares
	Six months ended June 30, 2019		Year ended December 31,
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$4.392		$4.955	$4.275	$3.553	$3.640	$3.324
Income from investment operations:
Net investment income (a)	.037		.065	.055	.045	.046	.040
Net realized and unrealized gain(loss) on investments	.744		(.628)	.625	.677	(.133)	.276
Total from investment operations	.781		(.563)	.680	.722	(.087)	.316
Net asset value, end of period	$5.173		$4.392	$4.955	$4.275	$3.553	$3.640
Total return (b)	17.77%		(11.36)%	15.90%	20.34%	(2.39)%	9.51%
Net assets, end of period (in thousands)	$10,082		$7,662	$6,378	$4,290	$16,847	$15,418
Ratios to average net assets:
Expenses (c)	.29	%(d)	.27%	.26%	.26%	.26%	.25%
Net investment income	1.50	%(d)	1.29%	1.21%	1.24%	1.24%	1.15%
Portfolio turnover rate (excluding short-term securities)	6.1	%(e)	14.6%	16.6%	18.5%	16.1%	12.0%
	Class 2 Shares
	Six months ended June 30, 2019		Year ended December 31,
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$4.284		$4.845	$4.191	$3.491	$3.586	$3.283
Income from investment operations:
Net investment income (a)	.030		.050	.042	.039	.036	.030
Net realized and unrealized gain(loss) on investments	.725		(.611)	.612	.661	(.131)	.273
Total from investment operations	.755		(.561)	.654	.700	(.095)	.303
Net asset value, end of period	$5.039		$4.284	$4.845	$4.191	$3.491	$3.586
Total return (b)	17.63%		(11.58)%	15.61%	20.04%	(2.63)%	9.24%
Net assets, end of period (in thousands)	$203,925		$182,703	$220,335	$214,408	$185,717	$218,305
Ratios to average net assets:
Expenses (c)	.54	%(d)	.52%	.51%	.51%	.51%	.50%
Net investment income	1.24	%(d)	1.03%	.95%	1.06%	.98%	.89%
Portfolio turnover rate (excluding short-term securities)	6.1	%(e)	14.6%	16.6%	18.5%	16.1%	12.0%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Index 500 Fund

	Class 1 Shares
	Six months ended June 30, 2019		Year ended December 31,
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.144		$10.629	$8.745	$7.829	$7.737	$6.822
Income from investment operations:
Net investment income (a)	.106		.192	.175	.160	.147	.132
Net realized and unrealized gain(loss) on investments	1.759		(.677)	1.709	.756	(.055)	.783
Total from investment operations	1.865		(.485)	1.884	.916	.092	.915
Net asset value, end of period	$12.009		$10.144	$10.629	$8.745	$7.829	$7.737
Total return (b)	18.39%		(4.56)%	21.54%	11.72%	1.18%	13.41%
Net assets, end of period (in thousands)	$198,295		$164,095	$167,661	$133,014	$110,210	$60,909
Ratios to average net assets:
Expenses (c)	.20	%(d)	.20%	.20%	.20%	.21%	.21%
Net investment income	1.87	%(d)	1.74%	1.82%	1.97%	1.88%	1.83%
Portfolio turnover rate (excluding short-term securities)	1.1	%(e)	2.4%	2.7%	3.5%	6.1%	4.8%
	Class 2 Shares
	Six months ended June 30, 2019		Year ended December 31,
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.894		$10.393	$8.573	$7.693	$7.622	$6.737
Income from investment operations:
Net investment income (a)	.089		.160	.148	.136	.124	.110
Net realized and unrealized gain(loss) on investments	1.716		(.659)	1.672	.744	(.053)	.775
Total from investment operations	1.805		(.499)	1.820	.880	.071	.885
Net asset value, end of period	$11.699		$9.894	$10.393	$8.573	$7.693	$7.622
Total return (b)	18.24%		(4.80)%	21.23%	11.44%	0.93%	13.13%
Net assets, end of period (in thousands)	$716,941		$630,692	$708,275	$609,796	$577,069	$585,532
Ratios to average net assets:
Expenses (c)	.45	%(d)	.45%	.45%	.45%	.46%	.46%
Net investment income	1.62	%(d)	1.49%	1.57%	1.72%	1.61%	1.56%
Ratios to average net assets:
Portfolio turnover rate (excluding short-term securities)	1.1	%(e)	2.4%	2.7%	3.5%	6.1%	4.8%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT International Bond Fund

	Class 1 Shares
	Six months ended June 30, 2019		Year ended December 31,
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$2.570		$2.533	$2.499	$2.418	$2.517	$2.468
Income from investment operations:
Net investment income (a)	.067		.091	.102	.064	.063	.074
Net realized and unrealized gain(loss) on investments	.020		(.054)	(.068)	.017	(.162)	(.025)
Total from investment operations	.087		.037	.034	.081	(.099)	.049
Net asset value, end of period	$2.657		$2.570	$2.533	$2.499	$2.418	$2.517
Total return (b)	3.36%		1.46%	1.38%	3.35%	(3.92)%	1.96%
Net assets, end of period (in thousands)	$1,327		$1,237	$1,134	$1,097	$984	$938
Ratios to average net assets:
Expenses (c)	1.01	%(d)	.95%	.98%	1.00%	.89%	.86%
Net investment income	5.16	%(d)	3.57%	3.97%	2.67%	2.55%	2.93%
Portfolio turnover rate (excluding short-term securities)	11.2	%(e)	20.4%	58.7%	54.0%	42.4%	19.3%
	Class 2 Shares
	Six months ended June 30, 2019		Year ended December 31,
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$2.507		$2.477	$2.450	$2.376	$2.479	$2.438
Income from investment operations:
Net investment income (a)	.063		.082	.093	.057	.056	.067
Net realized and unrealized gain(loss) on investments	.018		(.052)	(.066)	.017	(.159)	(.026)
Total from investment operations	.081		.030	.027	.074	(.103)	.041
Net asset value, end of period	$2.588		$2.507	$2.477	$2.450	$2.376	$2.479
Total return (b)	3.23%		1.21%	1.12%	3.09%	(4.16)%	1.70%
Net assets, end of period (in thousands)	$103,535		$103,430	$106,869	$109,908	$112,548	$124,174
Ratios to average net assets:
Expenses (c)	1.26	%(d)	1.20%	1.23%	1.24%	1.14%	1.11%
Net investment income	4.91	%(d)	3.32%	3.72%	2.42%	2.29%	2.69%
Portfolio turnover rate (excluding short-term securities)	11.2	%(e)	20.4%	58.7%	54.0%	42.4%	19.3%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT IvySM Growth Fund

	Class 2 Shares
	Six months ended June 30, 2019		Year ended December 31,
	(unaudited)		2018	2017	2016	2015	2014 (a)
Net asset value, beginning of period	$16.007		$15.662	$12.120	$12.012	$11.253	$10.000
Income from investment operations:
Net investment income (b)	(.005)		.008	.022	.034	.001	.011
Net realized and unrealized gain on investments	3.828		.337	3.520	.074	.758	1.242
Total from investment operations	3.823		.345	3.542	.108	.759	1.253
Net asset value, end of period	$19.830		$16.007	$15.662	$12.120	$12.012	$11.253
Total return (c)	23.88%		2.21%	29.22%	0.91%	6.74%	12.53%
Net assets, end of period (in thousands)	$529,440		$453,883	$504,437	$438,985	$479,081	$500,575
Ratios to average net assets:
Expenses (d)	.98	%(e)	.97%	.97%	.98%	.97%	.96	%(e)
Net investment income	(.06	)%(e)	.04%	.16%	.29%	.01%	.15	%(e)
Portfolio turnover rate (excluding short-term securities)	10.1	%(f)	42.3%	40.5%	52.5%	31.6%	44.7	%(f)

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year or period.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT IvySM Small Cap Growth Fund

	Class 2 Shares
	Six months ended June 30, 2019		Year ended December 31,
	(unaudited)		2018	2017	2016	2015	2014 (a)
Net asset value, beginning of period	$15.181		$15.802	$12.611	$10.414	$10.810	$10.000
Income from investment operations:
Net investment income (b)	(.068)		(.102)	(.111)	(.076)	(.090)	(.048)
Net realized and unrealized gain(loss) on investments	3.747		(.519)	3.302	2.273	(.306)	.858
Total from investment operations	3.679		(.621)	3.191	2.197	(.396)	.810
Net asset value, end of period	$18.860		$15.181	$15.802	$12.611	$10.414	$10.810
Total return (c)	24.24%		(3.93)%	25.30%	21.10%	(3.66)%	8.10%
Net assets, end of period (in thousands)	$197,339		$163,367	$184,233	$163,294	$145,465	$182,284
Ratios to average net assets:
Expenses (d)	1.22	%(e)	1.21%	1.22%	1.24%	1.19%	1.22	%(e)
Net investment income	(.78	)%(e)	(.59)%	(.78)%	(.68)%	(.80)%	(.71	)%(e)
Portfolio turnover rate (excluding short-term securities)	24.0	%(f)	53.1%	54.4%	99.2%	65.4%	115.8	%(f)

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Managed Volatility Equity Fund

	Class 2 Shares
	Six months ended June 30, 2019		Year ended December 31,
	(unaudited)		2018	2017	2016	2015 (a)
Net asset value, beginning of period	$11.594		$12.195	$10.483	$10.064	$10.000
Income from investment operations:
Net investment income (b)	.130		.220	.169	.253	.066
Net realized and unrealized gain(loss) on investments	1.119		(.821)	1.543	.166	(.002)
Total from investment operations	1.249		(.601)	1.712	.419	.064
Net asset value, end of period	$12.843		$11.594	$12.195	$10.483	$10.064
Total return (c)	10.77%		(4.93)%	16.33%	4.16%	0.64%
Net assets, end of period (in thousands)	$351,557		$298,485	$261,481	$200,138	$25,514
Ratios to average net assets:
Expenses before waiver (d)	.94	%(e)	.97%	.99%	1.09%	2.28	%(e)
Expenses net of waiver (f)	.80	%(e)	.80%	.80%	.80%	.80	%(e)
Net investment income	2.13	%(e)	1.82%	1.48%	2.43%	5.53	%(e)
Portfolio turnover rate (excluding short-term securities)	–	%(g)	–%	9.2%	8.5%	–	%(g)

(a)  The Fund commenced operations on November 18, 2015.

(b)  Based on average shares outstanding during the year or period.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Ratio is net of fees waived by the advisor and distributor (see note 4).

(g)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Real Estate Securities Fund

	Class 1 Shares
	Six months ended June 30, 2019		Year ended December 31,
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$4.534		$4.781	$4.526	$4.324	$4.108	$3.143
Income from investment operations:
Net investment income (a)	.067		.085	.081	.074	.066	.062
Net realized and unrealized gain(loss) on investments	.656		(.332)	.174	.128	.150	.903
Total from investment operations	.723		(.247)	.255	.202	.216	.965
Net asset value, end of period	$5.257		$4.534	$4.781	$4.526	$4.324	$4.108
Total return (b)	15.95%		(5.16)%	5.63%	4.66%	5.25%	30.70%
Net assets, end of period (in thousands)	$4,957		$4,122	$3,583	$3,085	$6,750	$5,489
Ratios to average net assets:
Expenses (c)	.89	%(d)	.87%	.85%	.82%	.84%	.85%
Net investment income	2.66	%(d)	1.83%	1.75%	1.68%	1.59%	1.70%
Portfolio turnover rate (excluding short-term securities)	24.1	%(e)	70.0%	75.4%	78.0%	65.8%	85.4%
	Class 2 Shares
	Six months ended June 30, 2019		Year ended December 31,
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$4.422		$4.674	$4.436	$4.249	$4.047	$3.104
Income from investment operations:
Net investment income (a)	.058		.072	.070	.063	.053	.050
Net realized and unrealized gain(loss) on investments	.641		(.324)	.168	.124	.149	.893
Total from investment operations .	.699		(.252)	.238	.187	.202	.943
Net asset value, end of period	$5.121		$4.422	$4.674	$4.436	$4.249	$4.047
Total return (b)	15.81%		(5.40)%	5.37%	4.40%	4.99%	30.37%
Net assets, end of period (in thousands)	$126,119		$116,067	$132,372	$143,139	$145,156	$141,391
Ratios to average net assets:
Expenses (c)	1.14	%(d)	1.12%	1.10%	1.08%	1.09%	1.10%
Net investment income	2.37	%(d)	1.60%	1.55%	1.43%	1.30%	1.40%
Portfolio turnover rate (excluding short-term securities)	24.1	%(e)	70.0%	75.4%	78.0%	65.8%	85.4%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT T. Rowe Price Value Fund

	Class 2 Shares
	Six months ended June 30, 2019		Year ended December 31,
	(unaudited)		2018	2017	2016	2015	2014 (a)
Net asset value, beginning of period	$12.568		$13.933	$11.747	$10.617	$10.836	$10.000
Income from investment operations:
Net investment income (b)	.104		.174	.153	.173	.119	.077
Net realized and unrealized gain(loss) on investments	2.099		(1.539)	2.033	.957	(.338)	.759
Total from investment operations	2.203		(1.365)	2.186	1.130	(.219)	.836
Net asset value, end of period	$14.771		$12.568	$13.933	$11.747	$10.617	$10.836
Total return (c)	17.53%		(9.80)%	18.61%	10.65%	(2.02)%	8.36%
Net assets, end of period (in thousands)	$201,750		$181,589	$226,215	$208,513	$207,698	$233,202
Ratios to average net assets:
Expenses (d)	1.07	%(e)	1.04%	1.03%	1.03%	1.01%	1.02	%(e)
Net investment income	1.51	%(e)	1.26%	1.20%	1.59%	1.10%	1.10	%(e)
Portfolio turnover rate (excluding short-term securities)	49.0	%(f)	140.0%	90.4%	102.9%	65.0%	105.1	%(f)

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year or period.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Wellington Core Equity Fund

	Class 1 Shares
	Six months ended June 30, 2019		Year ended December 31,
	(unaudited)		2018	2017	2016	2015	2014 (a)
Net asset value, beginning of period	$14.069		$14.369	$11.834	$11.261	$11.148	$10.000
Income from investment operations:
Net investment income (b)	.058		.099	.084	.089	.075	.053
Net realized and unrealized gain(loss) on investments	2.737		(.399)	2.451	.484	.038	1.095
Total from investment operations	2.795		(.300)	2.535	.573	.113	1.148
Net asset value, end of period	$16.864		$14.069	$14.369	$11.834	$11.261	$11.148
Total return (c)	19.86%		(2.09)%	21.42%	5.09%	1.01%	11.48%
Net assets, end of period (in thousands)	$987		$757	$706	$696	$587	$663
Ratios to average net assets:
Expenses (d)	.86	%(e)	.84%	.85%	.80%	.78%	.86	%(e)
Net investment income	.74	%(e)	.66%	.64%	.80%	.66%	.74	%(e)
Portfolio turnover rate (excluding short-term securities)	10.4	%(f)	21.6%	138.0%	88.8%	84.6%	54.2	%(f)
	Class 2 Shares
	Six months ended June 30, 2019		Year ended December 31,
	(unaudited)		2018	2017	2016	2015	2014 (a)
Net asset value, beginning of period	$13.906		$14.238	$11.755	$11.214	$11.129	$10.000
Income from investment operations:
Net investment income (b)	.038		.060	.051	.060	.046	.035
Net realized and unrealized gain(loss) on investments	2.704		(.392)	2.432	.481	.039	1.094
Total from investment operations	2.742		(.332)	2.483	.541	.085	1.129
Net asset value, end of period	$16.648		$13.906	$14.238	$11.755	$11.214	$11.129
Total return (c)	19.72%		(2.33)%	21.12%	4.83%	0.76%	11.29%
Net assets, end of period (in thousands)	$117,291		$102,769	$120,185	$113,799	$128,297	$141,272
Ratios to average net assets:
Expenses (d)	1.11	%(e)	1.09%	1.10%	1.05%	1.03%	1.11	%(e)
Net investment income	.49	%(e)	.40%	.40%	.54%	.41%	.49	%(e)
Portfolio turnover rate (excluding short-term securities)	10.4	%(f)	21.6%	138.0%	88.8%	84.6%	54.2	%(f)

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year or period.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Not annualized.

Securian Funds Trust
Notes to Financial Statements

June 30, 2019

(Unaudited)

(1)  Organization

Securian Funds Trust (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a no-load, diversified open-end management investment company, except that SFT International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes the Funds and share classes listed below:

Fund Name	Share Class 1	Share Class 2
SFT Core Bond Fund	✓	✓
SFT Dynamic Managed Volatility Fund	NA	✓
SFT Government Money Market Fund	NA	✓
SFT Index 400 Mid-Cap Fund	✓	✓
SFT Index 500 Fund	✓	✓
SFT International Bond Fund	✓	✓
SFT IvySM Growth Fund	NA	✓
SFT IvySM Small Cap Growth Fund	NA	✓
SFT Managed Volatility Equity Fund	NA	✓
SFT Real Estate Securities Fund	✓	✓
SFT T. Rowe Price Value Fund	NA	✓
SFT Wellington Core Equity Fund	✓	✓

Securian Asset Management, Inc. ("Securian AM"), a wholly-owned subsidiary of Securian Financial Group, Inc. ("Securian Financial Group"), serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Securian AM and the Trust. The Trust's prospectus provides a detailed description of each Fund's investment objective, policies and strategies.

Class 2 shares are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life Insurance Company ("Minnesota Life") and Securian Life Insurance Company ("Securian Life") in connection with Minnesota Life and Securian Life variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

Fund Reorganization

The Trust's Board of Trustees (the "Board") and shareholders approved the Fund Reorganization of the SFT Mortgage Securities Fund (the "Target Fund") into the SFT Core Bond Fund (the "Acquiring Fund") effective at the close of business on November 30, 2018. The reorganization was recommended primarily because of a decrease in asset levels over recent years and the concern that expenses as a percentage of assets would increase. Upon the closing of the reorganization, the SFT Mortgage Securities Fund transferred all of their assets and liabilities to the SFT Core Bond Fund in exchange for Acquiring Fund Shares of equal value. Shares of the Acquiring Fund were then distributed to shareholders of the Target Fund and the Target Fund was terminated. As a result of a reorganization, shareholders of the Target Fund became shareholders of the Acquiring Fund. The shareholders of the Target Fund received Acquiring Fund shares with a total value equal to the total value of their Target Fund shares immediately prior to the closing of the reorganization. For accounting and performance reporting purposes, the Acquiring Fund is the survivor.

Securian Funds Trust
Notes to Financial Statements – continued

(2)   Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, "Financial Services – Investment Companies." The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Securian AM Valuation Committee ("the Valuation Committee") under the supervision of the Board and in accordance with Board-approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Valuation Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund's investments will also be valued at fair value by the Valuation Committee if Securian AM determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Fund's net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund's valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Government Money Market Fund, are valued at market value. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Government Money Market Fund are valued at amortized cost, which approximates market value, in order to attempt to maintain a constant net asset value of $1.00 per share. However, there is no assurance the SFT Government Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

Securian Funds Trust
Notes to Financial Statements – continued

(2)   Summary of Significant Accounting Policies – (continued)

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

SFT International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds (excluding the SFT Government Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant ("FCM") which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund's assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party's payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate (i.e. LIBOR).

These agreements are executed on a registered exchange ("centrally cleared interest rate swaps"), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required

Securian Funds Trust
Notes to Financial Statements – continued

(2)   Summary of Significant Accounting Policies – (continued)

payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made.

Options Transactions

Each Fund (excluding the SFT Government Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At June 30, 2019, no Funds were invested in repurchase agreements.

Federal Taxes

Each Fund, other than SFT Dynamic Managed Volatility Fund, SFT International Bond Fund, SFT Managed Volatility Equity Fund, and SFT T. Rowe Price Value Fund, qualifies for federal income tax purposes as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"). A Fund is treated, for federal income tax purposes, as a partnership if it has more than one shareholder. A Fund's election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life insurance policy, or in the tax treatment of any such contract or policy. As a partnership, a Fund is not subject to income tax, and any income, gains, deductions or losses of the Fund will instead pass through and be taken into account for federal income tax purposes by its partners, which will be Minnesota Life and Securian Life through their respective separate accounts. SFT Dynamic Managed Volatility Fund, SFT Managed Volatility Equity Fund and SFT T. Rowe Price Value Fund are treated as disregarded entities for federal income tax purposes. While the Trust anticipates that each Fund other than SFT Dynamic Managed Volatility Fund, SFT Managed Volatility Equity Fund, and SFT T. Rowe Price Value Fund will always have two shareholders, Minnesota Life and Securian Life, a wholly owned subsidiary of Minnesota Life, such ownership could change and accordingly a Fund may at some time have only one shareholder and would be treated as a disregarded entity for federal income tax purposes. A disregarded entity is disregarded for federal income tax purposes as an entity separate from its owner, and the owner is treated as directly owning the assets of the

Securian Funds Trust
Notes to Financial Statements – continued

(2)   Summary of Significant Accounting Policies – (continued)

disregarded entity and takes into account for federal income tax purposes the income, gains, deductions and losses relating to those assets.

SFT International Bond Fund qualifies as a regulated investment company for federal income tax purposes. The Fund's policy is to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all (or a sufficient amount) its taxable income and net capital gain to its shareholders. Therefore, no income tax provision is required.

The FASB ASC Topic 740, "Income Taxes" (ASC 740), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The Funds have evaluated the implications of ASC 740 for all open tax years, and have determined there is no impact to the Funds' financial statements as of the six months ended June 30, 2019. The Funds' federal and state income returns for which the applicable statutes of limitations have not expired (2015, 2016, 2017 and 2018) remain subject to examination by the Internal Revenue Service and states department of revenue.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences.

Distributions to Shareholders

Distributions to shareholders from net investment income and realized gains (if any) for the SFT Government Money Market Fund are declared daily and reinvested at month-end in additional shares of capital stock. Distributions to shareholders from net investment income and realized gains (if any) for the SFT International Bond Fund are generally declared and reinvested in additional shares of capital stock on an annual basis. The SFT International Bond Fund uses consent dividends in place of regular distributions. The Funds within the partnership are not required to distribute taxable income, and Funds other than SFT Government Money Market Fund and SFT International Bond Fund will not distribute taxable income.

Securities Purchased on a When-Issued or Forward Commitment Basis

Delivery and payment for securities which have been purchased or sold by a Fund on a when-issued or forward commitment basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of June 30, 2019, the SFT Core Bond Fund had entered into outstanding, when-issued or forward commitments at a fair value of $20,798,999. The Fund has segregated assets to cover such when-issued and forward commitments.

Cross-Trades

The Funds are permitted to purchase and sell securities ("cross-trade") from and to other Funds within the Trust as well as outside of the Trust, where both accounts are managed by the same sub-adviser pursuant to "Cross-Trading" procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by a respective Fund from and to another Fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common officer, or common trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the six months ended June 30, 2019, the Funds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
SFT T. Rowe Price Value Fund	$179,872	$44,946	$(25,594)

Securian Funds Trust
Notes to Financial Statements – continued

(3)  Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the six months ended June 30, 2019 were as follows:

	Non-U.S. Government		U.S. Government*
Fund	Purchases	Sales	Purchases	Sales
SFT Core Bond Fund	$90,735,967	$69,213,612	$301,154,004	$311,759,818
SFT Dynamic Managed Volatility Fund	10,075,212	3,110,519	–	95,464
SFT Index 400 Mid-Cap Fund	12,272,928	18,729,048	–	–
SFT Index 500 Fund	9,182,020	21,969,934	–	–
SFT International Bond Fund	5,096,067	5,147,257	–	–
SFT IvySM Growth Fund	51,050,759	80,252,894	–	–
SFT IvySM Small Cap Growth Fund	44,778,481	54,414,019	–	–
SFT Managed Volatility Equity Fund	11,682,178	–	–	–
SFT Real Estate Securities Fund	31,215,425	34,164,163	–	–
SFT T. Rowe Price Value Fund	96,586,958	104,690,065	–	–
SFT Wellington Core Equity Fund	11,827,651	16,239,034	–	–

*  Includes U.S. government-sponsored enterprise securities.

(4)  Expenses and Related Party Transactions

The Funds have an investment advisory agreement with Securian AM, a wholly-owned subsidiary of Securian Financial Group. Under the advisory agreement, Securian AM manages the Funds' investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Each Fund of the Trust pays Securian AM an annual fee, based on average daily net assets, in the following amounts:

Fund	Annual Fee on Net Assets
SFT Core Bond Fund	0.40% of net assets to $1 billion; and 0.35% of net assets exceeding $1 billion
SFT Dynamic Managed Volatility Fund (a)	0.55% of all assets
SFT Government Money Market Fund	0.30% of net assets to $1 billion; and 0.25% of net assets exceeding $1 billion
SFT Index 400 Mid-Cap Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Index 500 Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT International Bond Fund	0.60% of net assets to $1 billion; and 0.55% of net assets exceeding $1 billion
SFT IvySM Growth Fund	0.67% of net assets to $500 million; and 0.625% of next $300 million of net assets; and 0.60% of next $200 million of net assets; and 0.50% of net assets exceeding $1 billion
SFT IvySM Small Cap Growth Fund	0.85% of net assets to $1 billion; and 0.80% of next $2 billion of net assets; and 0.76% of net assets exceeding $3 billion
SFT Managed Volatility Equity Fund (a)	0.55% of all assets
SFT Real Estate Securities Fund	0.70% of net assets to $1 billion; and 0.65% of net assets exceeding $1 billion
SFT T. Rowe Price Value Fund	0.67% of net assets to $1 billion; and 0.65% of next $1.5 billion of net assets; and 0.60% of net assets exceeding $2.5 billion
SFT Wellington Core Equity Fund	0.65% of all assets

(a)  Prior to May 1, 2019, the Fund's investment advisory fee was 0.65% of all assets. Effective May 1, 2019, the Fund's investment advisory fee is 0.55% of all assets.

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

Securian AM has a sub-advisory agreement with Franklin Advisers, Inc. ("Franklin"), a Registered Investment Advisor for the SFT International Bond Fund, under which Securian AM pays Franklin an annual fee of 0.37% based on average daily net assets.

Securian AM has a sub-advisory agreement with Ivy Investment Management Company ("IICO"), a Registered Investment Advisor for the SFT IvySM Growth Fund and the SFT IvySM Small Cap Growth Fund, under which Securian AM pays IICO an annual fee ranging from 0.33% to 0.55% and 0.40% to 0.82% respectively, based on average daily net assets.

Securian AM has a sub-advisory agreement with T. Rowe Price Associates, Inc. ("T. Rowe Price"), a Registered Investment Advisor for the SFT T. Rowe Price Value Fund, under which Securian AM pays T. Rowe Price an annual fee ranging from 0.25% to 0.48% based on average daily net assets.

Securian AM has a sub-advisory agreement with Wellington Management Company LLP ("Wellington Management"), a Registered Investment Advisor for the SFT Wellington Core Equity Fund, under which Securian AM pays Wellington Management an annual fee ranging from 0.28% to 0.31% based on average daily net assets.

The Trust bears certain other operating expenses including independent trustees' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, compensation paid to the Trust's Chief Compliance Officer, and other miscellaneous expenses. Each Fund will pay all expenses directly related to its individual operations.

Operating expenses not attributable to a specific Fund are generally allocated based upon the proportionate daily net assets of each Fund.

Administrative Services Fee

The Trust has an agreement with Securian Financial Group under which Securian Financial Group provides accounting, legal and other administrative services. Each Fund reimburses Securian Financial Group quarterly for the actual costs incurred in performing such services, as determined in accordance with Securian Financial Group's customary cost accounting procedures consistently applied. Total quarterly administrative fees by Fund range from $7,400 to $25,300.

Accounting Services

The Trust has an agreement with State Street Bank and Trust Company ("State Street") in which State Street provides daily fund accounting and investment administration services. In 2019, these fees ranged from 0.01% to 0.05% of net assets depending on the size and makeup of the respective Fund. The fees are based upon a calculation of multiple factors including base fees, size of assets, and certain other fees.

Distribution Fees

The Trust has adopted a Rule 12b-1 Distribution Plan which covers all of its Class 2 shares ("Covered Funds"). Each Covered Fund pays distribution fees at the annual rate of 0.25% of the average daily net assets of the Covered Fund. These fees are paid out of the Covered Fund's assets, which reduces a Covered Fund's net assets as do other Covered Fund expenses. The fees are paid to Securian Financial Services, Inc. ("Securian Financial"), the Trust's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Fund's shares. Securian Financial may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the distribution plan.

Net Investment Income Maintenance Agreement for the SFT Government Money Market Fund

Effective May 1, 2012, the Board of Trustees of the Trust approved a Restated Net Investment Income Maintenance Agreement among Securian Funds Trust (on behalf of SFT Government Money Market Fund), Securian AM and Securian Financial. Under such Agreement, Securian AM agrees to waive, reimburse or pay SFT Government Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Securian AM and Securian Financial each has

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Securian AM or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Securian AM and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. For the six months ended June 30, 2019, no waivers were made pursuant to the Agreement. As of June 30, 2019, Securian AM and Securian Financial have collectively waived a cumulative total of $4,631,950 pursuant to the Agreement, including expenses waived under the prior agreement with Advantus Series Fund, Inc., of which $168,777 was eligible for recovery by Securian AM and Securian Financial as of such date. Amounts subject to potential recovery for the periods ended June 30, 2020 and 2021 are $0. If Securian AM and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The Agreement shall continue in effect following April 30, 2020, provided such continuance is specifically approved by a majority of the Trust's independent Trustees.

SFT Dynamic Managed Volatility Fund, SFT Government Money Market Fund, and SFT Managed Volatility Fund Expense Waivers

Securian AM and the Trust, on behalf of the SFT Dynamic Managed Volatility Fund, SFT Government Money Market Fund, and SFT Managed Volatility Equity Fund, have entered into Expense Limitation Agreements which limit the operating expenses of these Funds, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), through April 30, 2020.

The Agreements renew annually for a full year each year thereafter unless terminated by Securian AM upon at least 30 days' notice prior to the end of a contract term. The Funds are authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause any Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Funds' shareholder reports and in Other Expenses under Fees and Expenses of the Fund in the prospectus.

As of June 30, 2019, the amounts waived and eligible for recovery are as follows:

				Recoverable through December 31,
Fund	Agreement Date	Expense Limit	Advisory Fees Waived for the Six Months Ended June 30, 2019*	2019	2020	2021
SFT Dynamic Managed Volatility Fund	May 1, 2013	0.80%	$317,822	$1,641,187	$1,039,142	$317,822
SFT Government Money Market Fund	November 1, 2017	0.70%	$84,206	$251,547	$224,567	$84,206
SFT Managed Volatility Equity Fund	November 18, 2015	0.80%	$224,992	$1,150,647	$729,471	$224,992

*  This amount is reflected in fees waived in the accompanying Statements of Operations.

Securian Funds Trust
Notes to Financial Statements – continued

(5)  Illiquid Investments

Non-Money Market Funds – Pursuant to Rule 22e-4 under the Investment Company Act of 1940, no Fund may acquire an "illiquid investment" if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. At June 30, 2019, the Funds' did not hold illiquid investments.

Government Money Market Funds – Money market funds are governed by Rule 2a-7 under the Investment Company Act of 1940. By definition, a government money market fund is a fund that invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Consequently, the SFT Government Money Market Fund currently limits investments in "illiquid securities" to 0.5% of net assets at the time of purchase. Rule 2a-7 defines an illiquid security as a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund. At June 30, 2019, the Fund did not hold illiquid securities.

(6)  Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust's estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor's own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used for the period ended June 30, 2019, in valuing the Fund's assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at June 30, 2019 using
Fund	Level 1	Level 2	Level 3	Total
SFT Core Bond Fund
Assets
Government Obligations	$–	$152,049,395	$–	$152,049,395
Asset-Backed Securities	–	63,014,975	–	63,014,975
Other Mortgage-Backed Securities	–	60,270,613	–	60,270,613
Corporate Obligations	–	192,060,445	–	192,060,445
Investment Companies	23,109,686	–	–	23,109,686
Total Investments	23,109,686	467,395,428	–	490,505,114
Other Financial Instruments*
Futures Contracts	1,378,886	–	–	1,378,886
Liabilities
Other Financial Instruments*
Futures Contracts	(843,020)	–	–	(843,020)

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2019 using
Fund	Level 1	Level 2	Level 3	Total
SFT Dynamic Managed Volatility Fund
Assets
Government Obligations	$–	$19,475,887	$–	$19,475,887
Other Mortgage-Backed Securities	–	2,671,273	–	2,671,273
Corporate Obligations	–	161,601,943	–	161,601,943
Purchased Options	8,298,000	–	–	8,298,000
Investment Companies	298,431,195	–	–	298,431,195
Total Investments	306,729,195	183,749,103	–	490,478,298
Other Financial Instruments*
Futures Contracts	1,625,002	–	–	1,625,002
Liabilities
Other Financial Instruments*
Futures Contracts	(147,484)	–	–	(147,484)
Written Options	(95,000)	–	–	(95,000)
SFT Government Money Market Fund
Assets
U.S. Government Obligations	–	59,583,045	–	59,583,045
Investment Companies	4,491,132	–	–	4,491,132
Total Investments	4,491,132	59,583,045	–	64,074,177
SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	204,988,683	–	–	204,988,683
Investment Companies	7,776,202	–	–	7,776,202
Total Investments	212,764,885	–	–	212,764,885
Other Financial Instruments*
Futures Contracts	177,935	–	–	177,935
SFT Index 500 Fund
Assets
Common Stocks	901,817,468	–	–	901,817,468
Investment Companies	13,711,535	–	–	13,711,535
Total Investments	915,529,003	–	–	915,529,003
Other Financial Instruments*
Futures Contracts	259,405	–	–	259,405
SFT International Bond Fund
Assets
Long-Term Debt Securities	–	46,704,444	–	46,704,444
Short-Term Debt Securities	–	52,049,346	–	52,049,346
Total Investments	–	98,753,790	–	98,753,790
Other Financial Instruments*
Forward Foreign Currency Contracts	–	484,005	–	484,005
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	–	(931,596)	–	(931,596)
Interest Rate Swap Contracts	–	(1,948,396)	–	(1,948,396)

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2019 using
Fund	Level 1	Level 2	Level 3	Total
SFT IvySM Growth Fund
Assets
Common Stocks	$527,394,340	$–	$–	$527,394,340
Investment Companies	2,537,065	–	–	2,537,065
Total Investments	529,931,405	–	–	529,931,405
SFT IvySM Small Cap Growth Fund
Assets
Common Stocks	191,804,328	–	–	191,804,328
Investment Companies	6,602,889	–	–	6,602,889
Total Investments	198,407,217	–	–	198,407,217
SFT Managed Volatility Equity Fund
Assets
Investment Companies	347,917,508	–	–	347,917,508
U.S.Government Obligations	–	3,498,906	–	3,498,906
Purchased Options	58,080	–	–	58,080
Total Investments	347,975,588	3,498,906	–	351,474,494
Other Financial Instruments*
Futures Contracts	790,301	–	–	790,301
SFT Real Estate Securities Fund
Assets
Common Stocks	129,781,063	–	–	129,781,063
Investment Companies	1,550,320	–	–	1,550,320
Total Investments	131,331,383	–	–	131,331,383
SFT T. Rowe Price Value Fund
Assets
Common Stocks	197,669,455	–	–	197,669,455
Corporate Obligations	–	625,168	–	625,168
Preferred Stocks	2,421,392	–	–	2,421,392
Investment Companies	2,238,977	–	–	2,238,977
Total Investments	202,329,824	625,168	–	202,954,992
SFT Wellington Core Equity Fund
Assets
Common Stocks	117,312,794	–	–	117,312,794
Investment Companies	731,347	–	–	731,347
Total Investments	118,044,141	–	–	118,044,141

*  Investments in Other Financial Instruments are derivative instruments reflected in the Investment in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the investments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts – These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds' policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1 and 2 during the period.

(7)  Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the Statement of Assets and Liabilities and the location, by line item, of amounts of gains and losses reported in the Statement of Operations. Generally, the derivative instruments outstanding as of period end are disclosed in the Investments in Securities. The following tables represent the average monthly volume of the Fund's derivative transactions during the period ended June 30, 2019:

	Average Notional Amount
SFT Core Bond Fund
Futures contracts	$93,884,042
SFT Dynamic Managed Volatility Fund
Futures contracts	$134,564,155
Written options contracts	$41,047	(a)

(a)  Positions were open for three months during the period.

Securian Funds Trust
Notes to Financial Statements – continued

(7)   Derivative Instruments Reporting – (continued)

	Average Notional Amount
SFT Index 400 Mid-Cap Fund
Futures contracts	$10,347,786
SFT Index 500 Fund
Futures contracts	$14,372,804
SFT International Bond Fund
Swap contracts	$20,588,000
Forward foreign currency contracts	$98,608,858
SFT Managed Volatility Fund
Futures contracts	$37,042,798
Written options contracts	$245,304	(a)

(a)  Positions were open for four months during the period.

Equity derivatives were purchased or sold to manage the SFT Index 400 Mid-Cap and SFT Index 500 Funds' shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds. Equity index options are utilized by the SFT Dynamic Managed Volatility Fund and the SFT Managed Volatility Equity Fund to manage the equity exposure while attempting to reduce the volatility and risk of the Funds.

Interest rate derivatives were purchased or sold in the SFT Core Bond Fund, SFT Dynamic Volatility Fund and the SFT International Bond Fund to both manage the average duration of the fixed income portfolio and to hedge against the effects of interest rate changes on a portfolio's current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the SFT International Bond Fund's current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

The tables below detail the risk exposure of each of the Funds from derivative instruments:

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
SFT Core Bond Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2019
Assets:
Variation margin on futures contracts*	$–	$1,378,886	$–
Liabilities:
Variation margin on futures contracts*	$–	$(843,020)	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2019
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$–	$1,580,733	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$–	$(354,204)	$–

Securian Funds Trust
Notes to Financial Statements – continued

(7)   Derivative Instruments Reporting – (continued)

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
SFT Dynamic Managed Volatility Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2019
Assets:
Variation margin on futures contracts*	$1,625,002	$–	$–
Investments in securities, at market value (purchased options)	8,298,000	–	–
Total	$9,923,002	$–	$–
Liabilities:
Variation margin on futures contracts*	$–	$(147,484)	$–
Written options contracts	(95,000)	–	–
Total	$(95,000)	$(147,484)	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2019
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$4,011,183	$(1,411,266)	$–
Purchased options contracts	8,287,234	–	–
Written options contracts	269,100	–	–
Total	$12,567,517	$(1,411,266)	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures Contracts	$690,448	$332,708	$–
Purchased options contracts	980,366	–	–
Written options contracts	110,997	–	–
Total	$1,781,811	$332,708	$–
SFT Index 400 Mid-Cap Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2019
Assets:
Variation margin on futures contracts*	$177,935	$–	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2019
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$825,431	$–	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$722,729	$–	$–
SFT Index 500 Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2019
Assets:
Variation margin on futures contracts*	$259,405	$–	$–

Securian Funds Trust
Notes to Financial Statements – continued

(7)   Derivative Instruments Reporting – (continued)

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2019
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$1,610,554	$–	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$694,873	$–	$–
SFT International Bond Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2019
Assets:
Unrealized appreciation on forward foreign currency contracts	$–	$–	$484,005
Total	$–	$–	$484,005
Liabilities:
Unrealized depreciation on forward foreign currency contracts	$–	$–	$(931,596)
Variation margin on swap contracts*	–	(1,948,396)	–
Total	$–	$(1,948,396)	$(931,596)
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2019
Net Realized Gain (Loss) on Derivatives:
Swap contracts	$–	$13,902	$–
Foreign currency contracts	–	–	2,986,546
Total	$–	$13,902	$2,986,546
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Swap contracts	$–	$(2,133,957)	$–
Foreign currency contracts			(1,152,208)
Total	$–	$(2,133,957)	$(1,152,208)
SFT Managed Volatility Equity Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2019
Assets:
Variation margin on futures contracts*	$790,301	$–	$–
Investments in securities, at market value (purchased options)	58,080	–	–
Total	$848,381	$–	$–

Securian Funds Trust
Notes to Financial Statements – continued

(7)   Derivative Instruments Reporting – (continued)

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2019
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$(10,464,826)	$–	$–
Investments (purchased options contracts)	4,327,896	–	–
Written options contracts	(881,442)	–	–
Total	$(7,018,372)	$–	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$3,495,121	$–	$–
Purchased options contracts	271,099	–	–
Written options contracts	(179,854)	–	–
Total	$3,586,366	$–	$–

*  Includes cumulative appreciation/depreciation of futures and swap contracts as reported in the notes to the Schedules of Investments in Securities. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

(8)  Affiliated Ownership

The Funds may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Funds manage credit risk related to derivatives by entering into transactions with highly rated counterparties. Generally, the current credit exposure of the derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting arrangements and any collateral received pursuant to credit support annexes. Because exchange traded derivatives are purchased through regulated exchanges and positions are settled regularly, the Funds have minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. For the period ended June 30, 2019 none of the Funds' derivatives were subject to master netting arrangements.

The SFT Dynamic Managed Volatility Fund invests in underlying securities and other investment companies, of which certain underlying funds (the "affiliated underlying funds") may be deemed to be under common control with the SFT Dynamic Managed Volatility Fund because they share the same investment advisor, Securian AM, and because they are overseen by the same Board of Trustees. The SFT Dynamic Managed Volatility Fund will achieve its equity exposure by investing primarily in Class 1 Shares of the SFT Index 500 Fund, an affiliated fund in the Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500® Index. A summary of all transactions with the affiliated SFT Index 500 Fund as of June 30, 2019 are as follows:

Fund/ Underlying Fund	Balance of Shares Held at June 30, 2019	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Distributions Received	Value at June 30, 2019
SFT Dynamic Managed Volatility Fund
SFT Index 500 Fund	14,224,618	$–	$26,531,103	$–	$170,828,174

(9)  Subsequent Events

Management has evaluated subsequent events for the Trust through the date of the filing, and has concluded there are no events that require disclosure.

Securian Funds Trust
Other Information

(unaudited)

Fund Expenses Paid by Shareholders

Shareholders of the Trust incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; (the Trust does not impose transaction costs, but you will incur such costs in connection with the variable life insurance policies and variable annuity contracts that invest in the Funds) and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019. Expenses paid during the period in the tables below are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year divided by 365 to reflect the one-half year period.

Actual Expenses

The table below provides information about actual account values and actual expenses for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Actual Expenses
	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SFT Core Bond Fund	$1,000	$1,066.70	0.50%	$2.56	$1,065.40	0.75%	$3.84
SFT Dynamic Managed Volatility Fund	1,000	NA	NA	NA	1,137.00	0.80%	4.24
SFT Government Money Market Fund	1,000	NA	NA	NA	1,008.50	0.70%	3.49
SFT Index 400 Mid-Cap Fund	1,000	1,177.70	0.29%	1.57	1,176.30	0.54%	2.91
SFT Index 500 Fund	1,000	1,183.90	0.20%	1.08	1,182.40	0.45%	2.44
SFT International Bond Fund	1,000	1,033.60	1.01%	5.14	1,032.30	1.26%	6.35
SFT IvySM Growth Fund	1,000	NA	NA	NA	1,238.80	0.98%	5.44
SFT IvySM Small Cap Growth Fund	1,000	NA	NA	NA	1,242.40	1.22%	6.78
SFT Managed Volatility Equity Fund	1,000	NA	NA	NA	1,107.70	0.80%	4.18
SFT Real Estate Securities Fund	1,000	1,159.50	0.89%	4.77	1,158.10	1.14%	6.10
SFT T. Rowe Price Value Fund	1,000	NA	NA	NA	1,175.30	1.07%	5.77
SFT Wellington Core Equity Fund	1,000	1,198.60	0.86%	4.69	1,197.20	1.11%	6.05

Securian Funds Trust
Other Information – continued

(unaudited)

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds' and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	Hypothetical Expenses
	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SFT Core Bond Fund	$1,000	$1,022.32	0.50%	$2.51	$1,021.08	0.75%	$3.76
SFT Dynamic Managed Volatility Fund	1,000	NA	NA	NA	1,020.83	0.80%	4.01
SFT Government Money Market Fund	1,000	NA	NA	NA	1,021.32	0.70%	3.51
SFT Index 400 Mid-Cap Fund	1,000	1,023.36	0.29%	1.45	1,022.12	0.54%	2.71
SFT Index 500 Fund	1,000	1,023.80	0.20%	1.00	1,022.56	0.45%	2.26
SFT International Bond Fund	1,000	1,019.74	1.01%	5.11	1,018.55	1.26%	6.31
SFT IvySM Growth Fund	1,000	NA	NA	NA	1,019.93	0.98%	4.91
SFT IvySM Small Cap Growth Fund	1,000	NA	NA	NA	1,018.74	1.22%	6.11
SFT Managed Volatility Equity Fund	1,000	NA	NA	NA	1,020.83	0.80%	4.01
SFT Real Estate Securities Fund	1,000	1,020.38	0.89%	4.46	1,019.14	1.14%	5.71
SFT T. Rowe Price Value Fund	1,000	NA	NA	NA	1,019.49	1.07%	5.36
SFT Wellington Core Equity Fund	1,000	1,020.53	0.86%	4.31	1,019.29	1.11%	5.56

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Proxy Voting Policies and Procedures

A description of the policies and procedures that Securian AM uses to vote proxies related to each Fund's portfolio securities is set forth in the Trust's Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 800-995-3850 or on the Securities and Exchange Commission's website at www.sec.gov. The Trust will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Securian Funds Trust
Other Information – continued

(unaudited)

Proxy Voting Record

The Trust's proxy voting record for the 12 month period ended December 31 is available by calling, toll-free, 866-330-7355 or on the Securities and Exchange Commission's website at www.sec.gov no later than August 31 each year. The Trust will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Trust filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts

(unaudited)

Each year, the Board of Trustees of Securian Funds Trust (the "Trust") votes on the renewal of the Trust's Investment Advisory Agreement with Securian Asset Management, Inc. ("Securian AM"). The Board unanimously reapproved the Investment Advisory Agreement on January 31, 2019. At this meeting, the Board of Trustees also reapproved the Investment Sub-Advisory Agreements between Securian AM and Franklin Advisers, Inc. (for the International Bond Fund), between Securian AM and Ivy Investment Management Company (for Ivy Growth Fund) between Securian AM and Ivy Investment Management Company (for Ivy Small Cap Growth Fund), between Securian AM and Wellington Management Company LLC (for Wellington Core Equity Fund) and between Securian AM and T.Rowe Price Associates, Inc. (for T.Rowe Price Value Fund). Collectively, the Funds managed by sub-advisers are referred to as the "Sub-Advised Funds". In addition, and as discussed below, the Trustees considered and approved an amendment to the Investment Advisory Agreement with regard to an advisory fee reduction for the SFT Dynamic Managed Volatility Fund and SFT Managed Volatility Equity Fund on April 25, 2019.

Trustees receive a variety of information throughout the year about each Fund's investment performance, adherence to investment policies, expenses, sales and redemptions, regulatory compliance and management. Trustees meet at least once each year with each Fund's portfolio management team (or, in the case of the Sub-Advised Funds, representatives of such team). Trustees also receive frequent updates on industry developments and best practices, changes in Securian AM's organization and staffing, brokerage allocation and other matters. Trustees evaluated all information available to them on a Fund-by-Fund basis.

The Trustees also reviewed a memorandum from independent legal counsel outlining their legal duties and responsibilities in connection with this annual review and met alone with independent legal counsel.

Management Fee and Other Expenses

The Trustees reviewed the January 2018 report prepared by Broadridge Financial Solutions, Inc. ("Broadridge") containing comparisons of each Fund's investment management, non-management and total expenses with industry peers independently selected by Broadridge. At the Trustees' direction, the 2018 report was supplemented by Securian AM with more current, publicly available information.

Based on this information, the Trustees concluded that the advisory fee payable by each Fund to Securian AM is fair and reasonable. The Trustees also concluded that the advisory fees payable by the Dynamic Managed Volatility and Managed Volatility Equity Funds are for services that are in addition to, rather than duplicative of, services provided pursuant to the advisory agreement of any other fund in which the Dynamic Managed Volatility and Managed Volatility Equity Funds invest. Subsequently, on April 25, 2019, the Trustees evaluated a proposal by Securian AM to lower the advisory fees paid by the SFT Dynamic Managed Volatility Fund and SFT Managed Volatility Equity Fund from 65bps to 55bps. Notwithstanding the reduced advisory fees, the nature and quality of services provided by Securian AM remains unchanged and the contractual expense limitation/fee waiver arrangements for the SFT Dynamic Managed Volatility Fund and SFT Managed Volatility Equity Fund remain in full force and effect.

Fees Charged to Other Advisory Clients of Securian AM

The Trustees observed that Securian AM's advisory fees for non-fund institutional clients are generally lower than the advisory fees charged to a Fund with a similar strategy. The Trustees concluded, however, that the higher fees charged to the Funds are justified by the additional services provided by Securian AM in managing the Funds (including the provision of office facilities, officers, administration and compliance, the coordination of Trust board, committee and vendor functions, regulatory filings and the performance of most Trust operations).

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued
(unaudited)

Costs of Services Provided and Profitability to Securian AM

The Trustees review quarterly Board reports on Securian AM's profitability in managing each Fund. The Trustees recognized that comparative profitability information is not generally ascertainable. Nonetheless, the Trustees did not view Securian AM's profitability from any Fund as excessive.

Investment Results

The Trustees review a quarterly report comparing each Fund's investment performance for the most recently completed calendar quarter and one, three, five and, where applicable, ten-year periods then ended with Broadridge peer groups and with one or more benchmark indices.

The Trustees noted that the Bond Fund outperformed its Lipper peers and benchmark for the one, three, five and ten-year periods and was in line with its peers and benchmark for the most recent quarter. They noted that the International Bond Fund outperformed its Lipper peers and benchmark for the most recent quarter and for the most recent year, but underperformed for the three, five and ten-year periods. The Trustees noted that the Real Estate Securities Fund outperformed its peers and benchmark for the most recent quarter as well as the one-year and five-year reporting periods, but underperformed during the three and ten-year periods. They then noted that the S&P 400 Index Fund outperformed its peers and benchmark during all reporting periods, but observed that Lipper does not publish a universe of mid-cap index funds. The Trustees also noted that the S&P 500 Index Fund slightly underperformed its peers and benchmark on a net-of-expenses basis, but performed in line with its benchmark before expenses. They also noted that the Government Money Market Fund's performance is in-line with its peer group for all relevant periods. The Trustees then observed that the Dynamic Managed Volatility Fund and the Managed Volatility Equity Fund performed consistently with their objectives and were competitive with their peers. With respect to the Sub-Advised Funds, the Trustees noted that Ivy Growth Fund outperformed its peers and benchmark for the quarter and one-year period and was in line, but somewhat behind its benchmark for the three-year period. They noted that the Ivy Small Cap Growth Fund outperformed both its peers and benchmark for the most recent quarter as well as the one and three-year periods, being in or near the top quartile in all periods. Lastly, the Trustees then noted that both Wellington Core Equity Fund and T.Rowe Price Value Fund outperformed their respective peers and benchmarks for the most recent quarter and one-year period, but reported third quartile performance for the three-year period. The Trustees reviewed attribution analyses and portfolio positioning on all Funds, particularly the Funds with more recent underperformance. Based on the foregoing, the Trustees concluded that reapproving the Funds' Investment Advisory Agreement and each Sub-Advised Fund's Investment Subadvisory Agreement were in the best interests of each Fund and its shareholders.

Ancillary Benefits to Securian AM and Its Affiliates

The Trustees also considered that Securian AM and its affiliates benefit from certain soft-dollar arrangements. The Trustees noted that Securian AM's profitability would be somewhat lower if it had to pay for these benefits out of its own assets. The Trustees also noted that Securian Financial Services, Inc. (the Trust's distributor) receives 12b-1 fees from the Funds. The Trustees also noted that Minnesota Life Insurance Company, an affiliate of Securian AM, benefits by performing certain legal, compliance and other administrative services for the Trust, in return for a reimbursement of costs it incurs in connection with its provision of such services. The Trustees also recognize that Securian AM and its affiliates derive reputational and other benefits from their association with the Funds and Trust.

Nature, Extent and Quality of Services Provided by Securian AM

In addition to investment management services, Securian AM provides the Trust with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other Trust services providers)

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued
(unaudited)

and executive and other personnel as are necessary for its operations. Securian AM pays all of the compensation of management Trustees, officers and employees of the Trust (except that each Fund pays an equitable share of the compensation expense of the Trust's Chief Compliance Officer). The Trustees considered the quality and scope of services provided by Securian AM under the Advisory Agreement and concluded that Securian AM has provided commendable executive and administrative management and other services during and prior to the last year.

Investment Sub-Advisory Agreements

At the January 31, 2019 meeting, the Trustees also unanimously reapproved the Investment Sub-Advisory Agreements for the Sub-Advised Funds. In addition to the Trustees' review of the Sub-Advised Funds' investment performance and expense ratios (as set forth above), the Trustees also requested and evaluated other information, including a report on each sub-adviser's organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that each Sub-Advised Fund will be managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to the sub-adviser reflected in the Trust's registration statement are complete and accurate, and assurance that the sub-adviser will operate in full compliance with applicable laws, regulations and exemptive orders. The Trustees also reviewed a summary of each sub-adviser's code of ethics and compliance program. The Trustees requested, but did not receive, an analysis of each sub-adviser's profitability in managing the Fund. However, the Trustees noted that Securian AM is unaffiliated with each sub-adviser and that the Investment Sub-Advisory Agreements were negotiated on an "arm's-length" basis.

The Trustees also reviewed the allocation of duties and responsibilities with respect to each Sub-Advised Fund between Securian AM and the Fund's sub-adviser. The Trustees noted that Securian AM is responsible for the selection, monitoring and oversight of each sub-adviser, the fulfillment or oversight of substantially all of each Sub-Advised Fund's legal and regulatory requirements, the preparation for and facilitation of all Board of Trustee, Audit Committee and Governance Committee meetings, and many other requirements. Based on this review, the Trustees concluded that the allocation of the overall advisory fee of each Sub-Advised Fund between Securian AM and the Sub-Adviser is fair and appropriate. The Trustees also concluded that the portion of each Sub-Advised Fund's overall advisory fee that is retained by Securian AM represents fair and appropriate compensation to Securian AM for its retained duties and responsibilities.

Based on the foregoing factors, the Trustees concluded that reapproving each Investment Sub-Advisory Agreement was in the best interest of each Sub-Advised Fund and its shareholders.

Securian Funds Trust
Trustees and Executive Officers
(unaudited)

Under Delaware law, the Board of Trustees of the Trust has overall responsibility for managing the Trust in good faith and in a manner reasonably believed to be in the best interests of the Trust. The Trustees meet periodically throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Trust, and review the performance of the Trust and its Funds. One of the four current Trustees is considered an "interested person" (as defined in the Investment Company Act of 1940) of the Trust. The other three Trustees, because they are not interested persons of the Trust, are considered independent ("Independent Trustees") and are not employees or officers of, and have no financial interest in, the Trust's investment adviser, Securian Asset Management, Inc. (Securian AM) (formerly Advantus Capital Management, Inc.) or its affiliated companies, including Minnesota Life Insurance Company. 75% of the Board of Trustees is required to be comprised of Independent Trustees.

Only executive officers and other officers who perform policy-making functions with the Trust are listed. None of the Trustees is a director of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Trust. Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

Position with Trust
Name, Address(1) and Length of Principal Occupation(s)
and Year of Birth, Time Served(2) During Past 5 Years

Independent Trustees

Julie K. Getchell 1954 Trustee since 2011

Retired; Senior Financial Consultant Cargill, 2009-2012; Chief Financial Officer, La Grosse Global Fund Services, 2007-2009; Senior Managing Director, Black River Asset Management, 2005-2007; Consultant, Black River Asset Management, 2004-2005; Chief Financial Officer, Prestige Resorts & Destinations, 2001-2003; Chief Operating Officer, Insight Investment Management, Inc., 1991-1996; Chartered Financial Analyst; CPA—inactive

Linda L. Henderson 1949 Trustee since 2007

Retired: Professional Adviser, Carlson School of Management, working with faculty and MBA students managing Carlson Growth Fund. Semi-retirement, 2004-2007. RBC Wealth Management (formerly Dain Bosworth and Dain Rauscher) 1985-2004. Senior Vice President and Director of Fixed Income Research and Strategies, 2000-2004. Director of Retail Fixed Income. 1996-2000. Director of Financial Services, 1994-1996. Manager of the Investment Management Group, 1992-1994. Consultant, Investment Management Group, 1991-1992. Investment Executive, 1985-1991. Assistant Professor of Business Administration/Finance, University of Wisconsin-River Falls, 1980-1985. Chartered Financial Analyst

William C. Melton 1947 Trustee since 2002

Retired; member, State of Minnesota Council of Economic Advisors from 1988 to 1994, and again from 2010 to the present; various senior positions at American Express Financial Advisors (formerly Investors Diversified Services and, thereafter, IDS/American Express) from 1982 through 1997, including Chief Economist and, thereafter, Chief International Economist

Interested Trustee and Principal Executive Officer

David M. Kuplic 1957 Trustee since 2016 and President since 2011

Senior Vice President, Minnesota Life Insurance Company since June 2007; President, Securian AM since 2017; Executive Vice President and Director, Securian AM since July 2007; Senior Vice President and Director, Advantus Capital Management, Inc., February 2006 to July 2007; Senior Vice President, Securian Financial Group, Inc. since June 2007; President and Director, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Securian AM) since July 2007; Senior Vice President, Securian Life

Securian Funds Trust
Trustees and Executive Officers – continued
(unaudited)

Insurance Company since June 2007; President and Director, Marketview Properties, LLC (entity holding real estate assets) since January 2010; President and Director, Marketview Properties II, LLC (entity holding real estate assets) since March 2010; President and Director, Marketview Properties III, LLC since January 2012; President, Marketview Properties IV, LLC since January 2012

Other Executive Officers(3)

Gary M. Kleist 1959 Vice President and Treasurer since 2003

Financial Vice President, Chief of Operations and Director, Securian AM since December 1997; Second Vice President, Minnesota Life Insurance Company since February 2000; Second Vice President, Securian Financial Group, Inc. since February 2000; Second Vice President, Securian Life Insurance Company since June 2007; Financial Vice President, Marketview Properties, LLC since January 2010; Financial Vice President, Marketview Properties II, LLC (entities holding certain real estate assets) since March 2010; Financial Vice President, Marketview Properties III, LLC since January 2012; Financial Vice President, Marketview Properties IV, LLC since January 2012

Daniel H. Kruse 1963 Vice President since 2017

Vice President, Minnesota Life Insurance Company since February 2015; Vice President, Securian Life Insurance Company since February 2015; Vice President, Securian Financial Group since 2015; Second Vice President, Minnesota Life Insurance Company, February 2008 to January 2015; Second Vice President, Securian Life Insurance Company, February 2008 to January 2015; Second Vice President, Securian Financial Group, February 2008 to January 2015

Michael J. Radmer 1945 Secretary since 1998

Senior Counsel with the law firm of Dorsey & Whitney LLP since January 2016; Partner from 1976 to December 2015

Dorsey & Whitney LLP
50 South Sixth Street
Minneapolis, Minnesota 55402

(1)  Unless otherwise noted, the address of each Trustee and officer is the address of the Trust: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)  The years reflect when a person became a director or officer of Advantus Series Fund, the predecessor to the Trust.

(3)  Although not a 'corporate' officer of the Trust, Michael Steinert, 1975, serves as the Trust's Chief Compliance Officer. Mr. Steinert also serves as Vice President and Chief Compliance Officer of Securian AM.

This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life and Securian Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or variable life insurance contracts funded by Securian Funds Trust ("Trust") if preceded or accompanied by (a) the current prospectus for the Trust and such contracts and (b) the current applicable variable annuity or variable life performance report.

Securian Financial Services, Inc.

www.securian.com

Securities Dealer, Member FINRA/SIPC.

Registered Investment Advisor

400 Robert Street North, St. Paul, MN 55101-2098

1.888.237.1838

F34490 Rev 8-2019

Minnesota Life Insurance Company

A Securian Company

Securian Life Insurance Company

A New York admitted insurer

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1480

©2019 Securian Funds Trust All rights reserved.

F34490 Rev 8-2019

Call 1-800-995-3850 to receive your financial documents electronically. It's fast and convenient.

ITEM 2.  CODE OF ETHICS.

Filed herewith as Exhibit 12(a)(1).  During the period covered by this report, there has been no amendment to the code of ethics that relates to any element of the code of ethics definition set forth in paragraph (b) of Item 2 of Form N-CSR, nor has the registrant granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Trust has determined that Julie K. Getchell, a member of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms.

Getchell as the Audit Committee’s financial expert.  Ms. Getchell is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.  Required only for annual reports on Form N-CSR.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.  Schedule I — Investments in Securities of Unaffiliated Issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has a governance committee of its board of trustees, the members of which are all trustees who are not “interested persons” of the registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (“independent trustees”).  The governance committee, which operates in accordance with a separate governance committee charter approved by the board of trustees, selects and recommends to the board of trustees individuals for nomination as independent trustees.  The names of potential independent director candidates are drawn from a number of sources, including recommendations from management of Securian Asset Management, Inc., the registrant’s investment adviser.  Each candidate is evaluated by the governance committee with respect to the relevant business and industry experience that would enable the candidate to serve effectively as an independent director, as well as his or her compatibility with respect to business philosophy and style.  The members of the governance committee may conduct an in-person interview of each viable candidate using a standardized questionnaire.  When all of the viable candidates have been evaluated and interviewed, the governance committee determines which of the viable candidates should be presented to the board of trustees for selection to become a member of the board of trustees.

Inasmuch as the registrant does not hold annual meetings of shareholders and meetings of shareholders occur only intermittently, the governance committee does not at present consider nominees recommended by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)           Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  File the exhibits listed below as part of this Form.  Letter or number the exhibits in the sequence indicated.

(1)                         Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Exhibit 99.CODE ETH attached hereto.

(2)                         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2):

Exhibit 99.CERT attached hereto.

(3)                         Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by this report by or on behalf of the registrant to 10 or more persons:

Not applicable.

(b)  If the report is filed under Section 13(a) or 15(d) of the Securities Exchange Act of 1934, provide the certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Securities Exchange

Act of 1934 (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference:

Exhibit 99.906 CERT attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date:  August 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President (Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer (Principal Financial Officer)

Date:  August 21, 2019